As filed with the Securities and Exchange Commission on February 13, 2008
Securities Act of 1933 Registration No. 333-147077
Investment Company Act of 1940 Registration No. 811-22140

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒
Pre-Effective Amendment No. 1     ☒
Post-Effective Amendment No. ____      ☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ☒
Amendment No. 1     ☒
(Check appropriate box or boxes)
NETS TRUST
(Exact Name of Registrant as Specified in Charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of Principal Executive Offices)
800-595-9111
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esquire	Craig Carberry, Esq.
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square	Legal Department, M-9
18th and Cherry Streets	50 S. LaSalle Street
Philadelphia, Pennsylvania 19103-6996	Chicago, Illinois 60675

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Preliminary Prospectus dated [                    ], 2008
Subject to Completion
The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
NETS™ Funds
NETS Trust (the “Trust”) is a registered investment company that currently consists of 23 separate investment portfolios, each a “Fund” and collectively, the “Funds.” This Prospectus relates to the following 19 Funds:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ CAC40® Index Fund (France)
NETS™ DAX® Index Fund (Germany)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ ISEQ 20 Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ TOPIX Index Fund (Japan)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ TSEC Taiwan 50 Index Fund
NETS™ FTSE SET 30 Index Fund (Thailand)
NETS™ FTSE 100 Index Fund (United Kingdom)
Shares of each Fund are or will be listed on a national securities exchange (each a “Listing Exchange”), such as the New York Stock Exchange (“NYSE”), the NYSE Arca, or the American Stock Exchange (“AMEX”). Each Fund’s shares will trade at market prices on the respective Listing Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.
Each Fund issues and redeems shares at its NAV only in blocks of [                    ] shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors known as Authorized Participants may purchase or redeem Creation Units.
Except when aggregated in Creation Units, shares of each Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.
An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risk, including possible loss of principal.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Prospectus dated [                    ], 2008

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, NTI, the Funds’ investment adviser, or the Funds’ distributor, Foreside Fund Services, LLC (the “Distributor”).

Overview
Introduction
This Prospectus provides the information you need to make an informed decision about investing in the Funds described beginning on page    . It contains important facts about the Trust as a whole and each Fund in particular.
Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). Each Underlying Index is a group of securities that the sponsor of an index (an “Index Provider”) selects as representative of a specific market, market segment or industry sector. Each Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index. Additional information regarding each Index Provider is provided in the section entitled More Information About Underlying Indices and Index Providers on page    .
Each Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund may not be appropriate as a complete investment program.
Northern Trust Investments, N.A. (“NTI”), the investment adviser to each Fund, is a subsidiary of The Northern Trust Company (“TNTC”), which is a subsidiary of Northern Trust Corporation, a financial holding company. NTI and its affiliates are not affiliated with any Index Provider.
The Principal Investment Strategies of the Funds and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the NETS™ Funds section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.
The Trust also offers other Funds in a separate prospectus, including the NETS™ Dow Jones Wilshire 4500 Index Fund, NETS™ Dow Jones Wilshire Global ex-US Index Fund, NETS™ Dow Jones Wilshire Global Total Market Index Fund and the NETS™ Tokyo Stock Exchange REIT Index Fund.
Investment Objectives of the Funds
Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. Each of the Funds’ investment objectives and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any such change.

Principal Investment Strategies of the Funds
NTI uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.
Each Fund will normally invest at least 90% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Euro Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index.
Each Fund may also invest up to 10% of its assets (its “10% Asset Basket”) in certain futures, options and swap contracts (which may be leveraged and are considered derivatives), cash and cash equivalents, as well as in stocks not included in its Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
NTI uses a representative sampling indexing strategy or a replication strategy to manage the Funds. The Description of the NETS™ Funds section describes the indexing strategy of each Fund.
Representative Sampling
“Representative sampling” is investing in a representative sample of securities in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.
Replication Strategy
“Replication strategy” is investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index
Correlation
Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances.
NTI expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. A Fund using a replication strategy can be expected to have a greater correlation to its Underlying Index than a Fund using a representative sampling.
Industry Concentration Policy
Each of the Funds will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries.

Principal Risk Factors Common to All Funds
Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the NETS™ Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.
Asset Class Risk
The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indices may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.
Concentration Risk
If the Underlying Index of a Fund concentrates in a particular market, industry, group of industries or sector or asset class, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single market, industry, group of industries, sector or asset class may be more susceptible to any single economic, market, political or regulatory occurrence affecting that market, industry, group of industries, sector or asset class. Each Fund invests substantially all of its assets in the equity markets of a single country outside the U.S.
Counterparty Risk
Counterparty Risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to a Fund. Such a default may cause the value of an investment in a Fund to decrease.
Currency Risk
Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates. Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.
Derivatives Risk
Derivatives risk is the risk that loss may result from a Fund’s investments in options, futures and swap contracts, which may be leveraged and are types of derivatives. Investments in leveraged instruments may result in losses exceeding the amounts invested. The Funds may use these instruments to help the Funds track their respective Underlying Indexes. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Emerging Market Risk
Emerging market risk applies only to the following Funds: NETS™ Hang Seng China Enterprises Index Fund, NETS™ TA-25 Index Fund (Israel), NETS™ FTSE Bursa Malaysia 100 Index Fund, NETS™ RTS Index Fund (Russia), NETS™ FTSE/JSE Top 40 Index Fund (South Africa), NETS™ TSEC Taiwan 50 Index Fund and NETS™ FTSE SET 30 Index Fund (Thailand).

Emerging market risk is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries, as has historically been the case.
The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Latin, Central and South America and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.
Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), a Fund may invest in such countries through other investment funds in such countries.
Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern European or other countries.
A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.
Settlement and clearance procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement, clearance or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. In addition, local agents and depositories are subject to local standards of care that may not be as rigorous as developed countries. Governments and other groups may also require local agents to hold securities in depositories that are not subject to independent verification. The less developed a country’s securities market, the greater the risk to a Fund.
The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.
A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, all or a significant portion of the Funds’ currency exposure in emerging countries may not be covered by such instruments.
Foreign Security Risk
Each Fund invests substantially all of its assets within the equity markets of a single country outside of the U.S. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war and/or terrorism. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company. Investment of more than 25% of a Fund’s total assets in securities located in one country or region will subject the Fund to increased country or region risk with respect to that country or region.
Geographic Risk
Geographic risk is the risk that a Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject a Fund to risks associated with that particular region, such as general and local economic, political and social conditions.
Issuer Risk
Issuer risk is the risk that any of the individual companies that a Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.
Management Risk
Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. That is, NTI’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
The Funds are not actively managed. Each Fund may be affected by a general decline in the market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. NTI does not attempt to take defensive positions in declining markets.
Market Risk
Market risk is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s net asset value (“NAV”) in response to market movements, and over longer periods during market downturns.
Market Trading Risks
Absence of Prior Active Market
Although the shares of the Funds described in this Prospectus are or will be listed for trading on Listing Exchanges and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.
Lack of Market Liquidity
Secondary market trading in Fund shares may be halted by a Listing Exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.
Shares of the Funds May Trade at Prices Other Than NAV
Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), NTI believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Secondary Market Trading Risk
Shares of the Funds may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.
Non-Diversification Risk
Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
Tracking Risk
Tracking risk is the risk that a Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). [The top largest holdings of each Fund can be found at [www.netsetfs.com] [Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-866-928-NETS.]

Description of the NETS™ Funds
NETS™ S&P/ASX 200 Index Fund (Australia)
CUSIP: 64118K506
Trading Symbol: [               ]
Underlying Index: S&P/ASX 200 Index

Investment Objective
The NETS™ S&P/ASX 200 Index Fund (Australia) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the S&P/ASX 200 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a float-adjusted, market capitalization-weighted index consisting of the largest 200 stocks listed on the Australian Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were and its three largest industries were                                         . As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $                to $               . The Fund uses a replication strategy in seeking to track the Underlying Index.
Principal Risks
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Australia. The Australian economy is dependent to a significant extent on the economies of its key trading partners. Japan, China and South Korea are Australia’s largest trading partners and account for approximately 40% of its exports. These three countries are, in turn, dependent on the economies of each other and other Asian countries. Reduction in spending on Australian products and services, or changes in any of the Asian economies may cause an adverse impact in the Australian economy.
Most Asian economies are characterized by periods of over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. China, in particular, has suffered social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The Chinese government exercises significant control over China’s economic growth through allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment for particular industries or companies. Currency devaluations in any one Asian country can have a significant effect on the entire Asian region. Economic downturns and significant volatility have characterized most Asian economies more recently. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region. Many Asian countries, including China, Japan and South Korea, are prone to frequent typhoons, damaging floods, earthquakes and/or other natural disasters, which may adversely impact their economies.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [     ] Shares (each block of [     ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (assuming [     ] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[          ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] per transaction (assuming [     ] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[     ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[     ] if the Creation Unit is redeemed after one year, and $[     ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ BEL 20® Index Fund (Belgium)
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: BEL 20®

Investment Objective
The NETS™ BEL 20® Index Fund (Belgium) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities listed on the Euronext Brussels, as represented by the BEL 20® (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of the 20 most liquid Belgian company shares listed on the Euronext Brussels. As of December 31, 2007, the Underlying Index’s three largest stocks were [                               ] and its three largest industries were [                                          ]. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Belgium. Belgium has few natural resources and therefore imports substantial amounts of new materials. It also exports large volumes of manufactured products. Its key trading partners are the other Western European developed nations. Any reductions by these nations on spending on Belgium’s exports could adversely impact its economy. Many of these Western European developed nations are member states of the European Union and Economic and Monetary Union of the European Union (“EMU”). As a result, these member states are dependent upon one another economically and politically.
The European Central Bank has control over each member country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by, for example, directing independent interest rates for their currencies. The national governments of the member countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those change on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, votes in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [     ] Shares (each block of [     ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (assuming [     ] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[               ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] per transaction (assuming [     ] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[     ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[     ] if the Creation Unit is redeemed after one year, and $[     ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ Hang Seng China Enterprises Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: Hang Seng China Enterprises Index

Investment Objective
The NETS™ Hang Seng China Enterprises Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded Chinese securities in Hong Kong as represented by the Hang Seng China Enterprises Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of H-Shares of Chinese enterprises traded primarily on the Stock Exchange of Hong Kong weighted according to a free-float adjusted, market-capitalization weighted methodology with a 15% cap on individual stock weights. As of December 31, 2007, the Underlying Index had [43] constituent companies, its three largest stocks were [                                        ] and its three largest industries were [                                        ]. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Chinese Companies. Investments in companies located in China (the People’s Republic of China) are subject to legal, regulatory, monetary, political and economic risks. The People’s Republic of China is dominated by the one-party rule of the Communist Party. Investments in China involve the risk of greater control over the economy, political and legal uncertainties and currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally-planned economy that existed prior to 1978, and the risk of nationalization or expropriation of assets. China has suffered from social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The economy of China may differ favorably or unfavorably from the U.S. economy in terms of the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, among others. The Chinese government exercises significant control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.
For many years, China had a “one child” policy in order to control population growth. This policy has resulted in a rapidly aging population. This demographic factor together with deterioration in the environment, soil erosion and loss of available land threaten China’s long-term growth prospects. China and Hong Kong are prone to frequent typhoons, damaging floods, earthquakes and other natural disasters, which may adversely impact their economies and/or securities markets.
Risks Related to Asian Economies. China’s economy is dependent on the other Asian economies. Any changes in these other Asian economies could adversely impact the Chinese economy. Most Asian economies are characterized by periods of over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions.

Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[____]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ CAC40® Index Fund (France)
CUSIP: 64118K209
Trading Symbol: [___]
Underlying Index: CAC40®

Investment Objective
The NETS™ CAC40® Index Fund (France) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the French market, as represented by the CAC40® (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of 40 stocks selected from the 100 largest market capitalization companies with the most actively traded stocks on the Paris Bourse. As of December 31, 2007, the Underlying Index’s three largest stocks were [_____________________] and its three largest industries were [__________________]. As of December 31, 2007, the capitalization of the companies represented in the Underlying Index ranged from $___ to $___. The Fund uses a replication strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in France. The French economy is dependent to a significant extent on the economies of its key trading partners, which include Germany and the other Western European developed countries. As such, any reductions by these European nations in spending on French exports could adversely impact the French economy. Many of these Western European developed nations are member states of the European Union and Economic and Monetary Union of the European Union (“EMU”). As a result, these member states are dependent upon one another economically and politically.
The European Central Bank has control over each member country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the member countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those change on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, votes in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
France’s economy is characterized by centralized governmental control and regulation. The government has sought to fully or partially privatize many large companies, banks and insurers. However, the French government retains extensive ownership and control over most of the economy, including the power, public transport and defense sectors.
France introduced measures in 2006 to boost employment through increased labor market flexibility. These reforms have not been well received by the public, which has hampered the French government’s ability to revitalize the economy.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ DAX® Index Fund (Germany)
CUSIP: 64118K100
Trading Symbol: [___]
Underlying Index: DAX® Index

Investment Objective
The NETS™ DAX® Index Fund (Germany) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as represented by the DAX® Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of the 30 largest and most actively traded companies listed on the Frankfurt Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [_____________________] and its three largest industries were [_______________]. As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $___to $___. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Germany. Germany is a significant exporter to its major trading partners, which are the other Western European developed nations. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the European Union and Economic and Monetary Union of the European Union (“EMU”). As a result, these member states are dependent upon one another economically and politically.
The European Central Bank has control over each member country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those change on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, votes in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
The German economy has suffered periodically from extended periods of stagnation and chronic high unemployment, although more recently stronger growth has led to improvement in unemployment. Economic stagnation over the past decade has resulted from the declining level of investment in plants and equipment, company restructuring, flat domestic consumption, structural rigidities in the labor market, lack of competition in the private sector and high interest rates. In addition, the modernization and integration of East Germany has been and continues to be quite costly. Germany also has an aging population, which, combined with chronic high employment, has produced social security payment obligations beyond contributions thereby threatening future economic growth.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ Hang Seng Index Fund (Hong Kong)
CUSIP: 64118K308
Trading Symbol: [___]
Underlying Index: Hang Seng Index

Investment Objective
The NETS™ Hang Seng Index Fund (Hong Kong) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Hong Kong market, as represented by the Hang Seng Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free-float adjusted market capitalization-weighted index with a 15% cap on individual stock weights consisting of stocks of the largest companies traded primarily on the Stock Exchange of Hong Kong. As of December 31, 2007, the Underlying Index’s three largest stocks were [_________________________________] and its three largest industries were [__________________]. As of December 31, 2007, the capitalization of companies in the Underlying Index ranged from $___ to $___. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Hong Kong. Hong Kong has a free market economy that is highly dependent on international trade. Its major export trading partners are China, the U.S. and Japan. Exports include a wide variety of commodities, including electrical machinery and appliances, textiles and apparel. Any changes in the price or demand for Hong Kong’s exported products by China, the U.S. and Japan or changes in these countries’ economies, trade regulation or currency exchange rates could adversely impact Hong Kong’s economy. China and Japan are in turn dependent on each other’s economies and the economies of other Asian countries.
Most Asian economies are characterized by periods of over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. China, in particular, has suffered social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The Chinese government exercises significant control over China’s economic growth through allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment for particular industries or companies. Currency devaluations in any one Asian country can have a significant effect on the entire Asian region. Economic downturns and significant volatility have characterized most Asian economies more recently. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.
In addition to its trade and investment ties to China, Hong Kong reverted to Chinese sovereignty in 1997. China is obligated to maintain Hong Kong’s capitalist economic and social system through June 30, 2047. There can be no assurance, however, that China will continue to respect Hong Kong’s autonomy and not impose its socialist economic system on Hong Kong.
China and Japan are prone to frequent typhoons, damaging floods, earthquakes and other natural disasters, which may adversely impact their economies.

Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ ISEQ 20 Index Fund (Ireland)
CUSIP: [___]
Trading Symbol: [___]
Underlying Index: ISEQ® 20

Investment Objective
The NETS™ ISEQ 20 Index Fund (Ireland) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Irish market, as represented by the ISEQ 20® (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of 20 of the most liquid and largest stocks traded on the Irish Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [_____________________] and its three largest industries were [_______________.] As of December 31, 2007, the capitalization of companies in the Underlying Index ranged from $___to $___. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Ireland. Ireland relies heavily on exports to its key trading partners, the U.S., Great Britain and other Western European developed countries. Any changes in the price or demand for these exports could adversely impact Ireland’s economy. In addition, any changes in the economies, trade regulations or currency exchange rates of Ireland’s trading partners could adversely impact demand for Ireland’s exports. Many of these countries are members of the European Union and are member states of the Economic and Monetary Union of the European Union (“EMU”). The member states of the European Union and EMU are heavily dependent on each other economically and politically.
The European Central Bank has control over each country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those change on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, votes in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
Consumer indebtedness in Ireland has been high and increasing in recent periods, leading to concern with respect to overall economic growth in Ireland. Another continuing challenge for Ireland has been threats of terrorism that may impact the Irish economy.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ TA-25 Index Fund (Israel)
CUSIP: [___]
Trading Symbol: [___]
Underlying Index: TA-25 Index

Investment Objective
The NETS™ TA-25 Index Fund (Israel) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Israeli market, as represented by the TA-25 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of the 25 largest shares traded on the Tel-Aviv Stock Exchange. The shares in the Underlying Index must comply with requirements of liquidity and public flotation. As of December 31, 2007, the Underlying Index’s three largest stocks were [_____________________] and its three largest industries were [_____________________.] As of December 31, 2007, the market capitalization of the companies included in the Underlying Index ranged from $___to $___. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Israel. Israel has a technologically advanced market economy with substantial, though diminishing, government control. The Israeli economy depends on imports of certain key items, such as crude oil, grains, raw materials, and military equipment. Israel usually posts sizable trade deficits, which are covered by large transfer payments from abroad and by foreign loans. Roughly half of the government’s external debt is owed to the U.S., which is its major source of economic and military aid. Any reduction in aid from the U.S. could have an adverse impact on the Israeli economy. The bitter Israeli-Palestinian conflict; difficulties in the high-technology, construction, and tourist sectors; and fiscal austerity in the face of growing inflation led to small declines in gross domestic product (“GDP”) in 2001 and 2002. The economy rebounded in 2003-05, as the government tightened fiscal policy and implemented structural reforms to boost competition and efficiency in the markets.
Israel’s key trading partners are the U.S. and the Western European developed countries. As such, any reductions by these nations in spending on Israeli exports, or changes in these countries economics, trade regulations or currency exchange rates could adversely impact Israel’s economy. Many of the Western European developed nations with which Israel trades are member states of the European Union and Economic and Monetary Union of the European Union. As a result, these member states are dependent on each other economically and politically.
Israel’s conflicts with its neighbors, including Lebanon, Syria and Iran, and its disputes with the Palestinians have impacted Israel’s economy adversely in the past and may continue to impact it in the future.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ S&P/MIB Index Fund (Italy)
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: S&P/MIB Index

Investment Objective
The NETS™ S&P/MIB Index Fund (Italy) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Italian equity markets, as represented by the S&P/MIB Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free float adjusted, market capitalization-weighted index consisting of stocks traded primarily on the Borsa Italiana. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                                            ] and its three largest industries were [                                        .] The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Italy. Italy’s economy has been characterized by slow growth over the past several decades, due to factors such as a high tax rate, rigid labor market and a generous pension system. In the past decade, the Italian government has attempted to address Italy’s slow growth through a variety of structural reforms; however, the Economic and Monitory Union of the European Union (“EMU”) has imposed severe economic constraints on these efforts. Italy’s budget deficit has already breached the 3% European Union ceiling, and the economy experienced low growth in 2006 and unemployment remains high. Italy’s substantial debt and high unemployment may adversely impact economic growth. In addition to high unemployment, Italy is subject to frequent and widespread labor strikes and unrest. Labor has a significant influence on government policy, and Italy has been at a competitive disadvantage to other countries due to its high labor costs.
Italy’s key trading partners are Germany, France and other Western European developed countries. As such, Italy is dependent on the economies of these other countries and any change in the price or demand for Italy’s exports could have an adverse impact on Italy’s economy. Many of Italy’s key trading partners are members of the EMU. As a result, these member states are dependent on each other economically and politically.
The European Central Bank has control over each country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, voters in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[ ]
Total Annual Fund Operating Expenses	[ ]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [            ] Shares (each block of [            ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[            ] per transaction (assuming [_____] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                           ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[            ] per transaction (assuming [_____] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[            ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[            ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ TOPIX Index Fund (Japan)
CUSIP: 64118K407
Trading Symbol: [                    ]
Underlying Index: TOPIX Index

Investment Objective
The NETS™ TOPIX Index Fund (Japan) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Japanese market, as represented by the Tokyo Stock Price Index or TOPIX Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free float adjusted, market capitalization-weighted index consisting of over 1,500 stocks of the largest Japanese companies traded primarily on the Tokyo Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                        ] and its three largest industries were [                                                             ]. As of December 31, 2007, the capitalization of the countries represented in the Underlying Index ranged from $                     to $                    . The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Japan. Japan’s securities markets are highly developed, liquid and subject to extensive regulation. Japan’s economy grew substantially after World War II. More recently, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Japan has also experienced stagnant consumer demand and high unemployment rates. In response to these conditions, Japan has attempted to implement changes to stabilize high wages and taxes and currency valuations, and to address structural rigidities, political reform and the deregulation of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. In recent years, the credit rating of Japanese government debt has been downgraded as concern increased regarding the slow progress in implementing effective structural economic reforms.
Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. The recent increases in the price of crude oil, a substantial rise in other commodity prices or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. In addition, Japan is vulnerable to typhoons, earthquakes and other natural disasters.
Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates. In 2003, Japan’s Financial Services Agency established the Industrial Revitalization Corporation Japan (“IRCJ”) to assist in cleaning up the non-performing loans of the Japanese banking sector. The IRCJ is modeled after the Resolutions Trust Corporation, which as created in the United States to address the savings and loans crisis, and is scheduled to complete its work and be dissolved in 2008. However, several banks paid back all their public money in 2006. Recent economic performance has shown improvements with positive growth in gross domestic product in 2004 and 2005 and a reduction in non-performing loans since 2002.
The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.
The common stock of many Japanese companies historically has traded at high price to earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price to earnings ratios of Japanese companies with those of companies in other countries, especially the U.S. In addition, Japan’s relatively high degree of equity security cross-holding between banks and corporations sometimes distorts supply/demand conditions of certain securities. Such distortions may lead to higher price to earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.
Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[ ]
Total Annual Fund Operating Expenses	[ ]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [                    ] Shares (each block of [                    ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                                        ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[                    ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[                    ] if the Creation Unit is redeemed after one year, and $[                    ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ FTSE Bursa Malaysia 100 Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: FTSE Bursa Malaysia 100 Index

Investment Objective
The NETS™ FTSE Bursa Malaysia 100 Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Malaysian market, as represented by the FTSE Bursa Malaysia 100 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a market capitalization-weighted index consisting of 100 stocks of the largest companies traded primarily on the Bursa Malaysia. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                                            ] and its three largest industries were [                                                            .] As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $                     to $                    . The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Malaysia. Malaysia’s economy is heavily dependent on exports, particularly electronics. Malaysia’s reliance on the electronics sector makes it vulnerable to economic downturns during period of slumps in the information technology sectors, such as occurred in 2001-02. More recently, growth has improved although external pressures as a result of the Iraq War and from Severe Acute Respiratory Distress Syndrome (SARS) have adversely affected Malaysia’s economy. Malaysia is also an oil and gas producer and exporter and has profited in recent years from higher energy prices; however, the rising cost of domestic fuel prices caused the Malaysian government to reduce subsidies in this sector, which, in turn, contributed to higher inflation.
Malaysia’s key trading and foreign investment partners are Japan, the U.S., Singapore and China. The economies of China, Japan and Singapore are, in turn, dependent on the economies of each other and other Asian countries. As such, Malaysia’s continued growth is dependent on the growth of these economies. Reduction in spending on Malaysian products and services, or changes in the U.S. or any of the Asian economies, trade regulations or currency exchange rates may adversely impact the Malaysian economy.
Most Asian economies are characterized by periods of over extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. China, in particular, has suffered social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The Chinese government exercises significant control over China’s economic growth through allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment for particular industries or companies. Japan’s economy has experienced periods of recession, including stagnant consumer demand and high unemployment. Japan has attempted to address these problems with structural reforms but progress has been slow on these initiatives. Singapore’s economy, like Malaysia’s, is heavily dependent on the electronics sector and its economy is subject to down times in the information technology Sector. Currency devaluations in any one Asian country can have a significant effect on the entire Asian region. Economic downturns and significant volatility have characterized most Asian economies more recently. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.
Many Asian countries including China and Japan are prone to frequent typhoons, damaging floods, earthquakes and/or other natural disasters, which may adversely impact their economies.
In the recent past, Malaysia has imposed stringent capital controls that have prohibited the repatriation of capital and the free transfers of securities. These controls have since been eased but there can be no assurance that they will be reinstated or changed again and without prior warning.
The country also placed levies on profits repatriated by foreign entities such as the Fund. These levies have been removed for the time being but could be reinstated at any time and without warning. Levies on repatriated profit could disrupt the creation/redemption process thereby adversely affecting trading of the Fund’s shares. For example, these levies could cause the Fund’s shares to trade at a price that is materially different from its NAV.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[ ]
Total Annual Fund Operating Expenses	[ ]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [                    ] Shares (each block of [                    ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                                        ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[                    ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[                    ] if the Creation Unit is redeemed after one year, and $[                    ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ AEX-index® Fund (The Netherlands)
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: AEX-index®

Investment Objective
The NETS™ AEX-index® Fund (The Netherlands) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Dutch market, as represented by the AEX-index® (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a price-weighted index consisting of stocks of the 25 leading companies listed on the Euronext Amsterdam. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                        ] and its three largest industries were [                                        ]. Companies included in the Underlying Index are selected based on the value of regulated turnover in their most traded class of shares on the Euronext Amsterdam. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in the Netherlands. The Dutch economy is heavily dependent on foreign trade, and Germany, Belgium and the other Western European developed nations are the Netherlands’ principal trading partners. As such, any reduction in spending by these countries on Dutch products or changes in their economies could adversely impact the Dutch economy. Many of these countries are members of the European Union and are member states of the Economic and Monetary Union of the European Union (“EMU”). As such, these member states are economically and politically dependent on each other.
The European Central Bank has control over each country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, voters in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
The Netherlands has been subject to flooding, oil spills and other forms of pollution in the past. These events could disrupt the Dutch economy.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[ ]
Total Annual Fund Operating Expenses	[ ]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [                    ] Shares (each block of [                    ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[                    ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[                    ] if the Creation Unit is redeemed after one year, and $[                    ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ PSI 20® Index Fund (Portugal)
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: PSI 20®

Investment Objective
The NETS™ PSI 20® Index Fund (Portugal) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Portuguese market, as represented by the PSI 20® (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free-float adjusted, market capitalization-weighted index consisting of the 20 largest and most liquid shares of companies listed on the Portuguese Main Market. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                                            ] and its three largest industries were [                    ]. As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $                     to $                    . The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Portugal. The Portuguese economy is dependent to a significant extent on the economies of its key trading partners, which include the other Western European developed countries. Many of these Western European nations are member states of the European Union and Economic and Monetary Union of the European Union (“EMU”). As a result, these member states are dependent upon one another economically and politically.
The European Central Bank has control over each country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.
On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those change on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, votes in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
Over the past two decades, the Portuguese government has attempted to privatize many state-controlled firms and liberalize key economic areas, such as the financial and telecommunications sectors. However, Portugal faces stiff competition from lower cost producers in Central Europe and Asia. This factor combined with a generally poorer educational system have been obstacles to increased productivity and economic growth. Portugal has also had large budget deficits in recent years, which have often exceeded the ceiling of 3% set by the European Union, which has also impacted economic growth.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[ ]
Total Annual Fund Operating Expenses	[ ]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [                    ] Shares (each block of [                    ] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[                    ] per transaction (assuming [                    ] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[                    ] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[                    ] if the Creation Unit is redeemed after one year, and $[                    ] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ RTS Index Fund (Russia)
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: RTS Index

Investment Objective
The NETS™ RTS Index Fund (Russia) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Russian equity market, as represented by the RTS Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a market capitalization-weighted index consisting of stocks of the 50 largest and most liquid companies listed on the Russian Trading System. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                        ] and its three largest industries were [                                        ]. As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $                     to $                    . The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
Risks Related to Investments in Russia. The Russian economy is heavily dependent on exports. Oil, natural gas, metals, and timber account for more than 80% of Russia’s exports. Therefore, Russia is vulnerable to fluctuations in world commodity prices and on the price and demand for these commodities and natural resources. Any changes in any of these sectors could have an adverse impact on the Russian economy.
The Russian securities market is characterized by a limited volume of trading resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There is also little publicly-available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of insufficient registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of shares. Ownership of shares in Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the Fund’s ownership rights could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there is a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ FTSE Singapore Straits Times Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: FTSE Singapore Straits Times Index

Investment Objective
The NETS™ FTSE Singapore Straits Times Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Singapore markets, as represented by the FTSE Singapore Straits Times Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a market capitalization-weighted index consisting of 50 of the most liquid stocks, based on average daily trading value, traded primarily on the Singapore Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                                            ] and its three largest industries were [                                        ]. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Singapore. Singapore’s economy is heavily dependent on exports, particularly electronics. Singapore’s reliance on the electronics sector makes it vulnerable to economic downturns during period of slumps in the information technology sectors, such as occurred in 2001-03. More recently, growth has improved although external pressures from Severe Acute Respiratory Distress Syndrome (SARS) adversely affected Singapore’s economy in 2003.
Singapore is a small, geographically isolated nation that is heavily dependent on imports such as fresh water, food and other commodities. Any shortages or fluctuations in price for these commodities could adversely affect the Singaporean economy.
Singapore’s key trading and foreign investment partners are Malaysia, Japan, the U.S., China and Taiwan. Malaysia, Japan, China and Taiwan in turn are dependent of the economies of other Asian countries. Reduction in spending on Singaporean products and services, or changes in any of the U.S. or Asian economies, trade regulations or currency exchange rates may adversely impact the Singaporean economy.
Most Asian economies are characterized by periods of over extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. China, in particular, has suffered social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The Chinese government exercises significant control over China’s economic growth through allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment for particular industries or companies. Japan’s economy has experienced periods of recession, including stagnant consumer demand and high unemployment. Japan has attempted to address these problems with structural reforms but progress has been slow on these initiatives. Malaysia’s economy, like Singapore’s is heavily dependent on the electronics sector and its economy is subject to down times in the information sector. Currency devaluations in any one Asian country can have a significant effect on the entire Asian region. Economic downturns and significant volatility have characterized most Asian economies more recently. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.
Many Asian countries including China, Japan and Taiwan are prone to frequent typhoons, damaging floods, earthquakes and/or other natural disasters, which may adversely impact their economies.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
CUSIP: [                                        ]
Trading Symbol: [___]
Underlying Index: FTSE/JSE Top 40 Index

Investment Objective
The NETS™ FTSE/JSE Top 40 Index Fund (South Africa) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the South African market, as represented by the FTSE/JSE Top 40 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free float-adjusted, market capitalization-weighted index consisting of stocks of the 40 largest companies traded primarily on the Johannesburg Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                                            ] and its three largest industries were [                                                            ]. As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $___ to $___. The Fund uses a replication strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in South Africa. South Africa’s economy in recent years has been characterized by slow growth, high unemployment, and economic impoverishment among disadvantaged groups. Many of these problems are vestiges of South Africa’s apartheid era. The South African government has enacted reforms aimed at targeting inflation and liberalizing trade as a means of increasing job growth and per capita income. However, there can be no assurance that these reforms will be successful in alleviating South Africa’s economic problems.
South Africa also suffers from a high rate of human immunodeficiency virus (HIV), which has resulted in lower life expectancy, higher infant mortality and death rates and lower population and overall growth rates. South Africa also suffers from periodic social and political unrest, and supports large numbers of refugees from other African nations. All of these factors may adversely impact South Africa’s economy.
South Africa’s currency has been subject to devaluation in the past and could be vulnerable to future devaluations. Such devaluations have caused price volatility in the South African securities markets.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ TSEC Taiwan 50 Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: TSEC Taiwan 50 Index

Investment Objective
The NETS™ TSEC Taiwan 50 Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Taiwanese market, as represented by the TSEC Taiwan 50 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free float, market capitalization-weighted index consisting of 50 of the most highly capitalized stocks traded primarily on the Taiwan Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                        ] and its three largest industries were [                                        ]. As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $___ to $___. The Fund uses a replication strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Taiwan. The Taiwanese economy is heavily dependent on exports and the economies of its key trading partners, China, Hong Kong, the U.S. and Japan. Any reduction in spending by these countries on Taiwan’s exports or fluctuations in price or demand for such products could adversely impact Taiwan’s economy. Taiwan is also reliant on the economies of its Asian trading partners.
Most Asian economies are characterized by periods of over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. China, in particular, has suffered social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The Chinese government exercises significant control over China’s economic growth through allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment for particular industries or companies. Japan’s economy has experienced periods of recession, including stagnant consumer demand and high unemployment. Japan has attempted to address these problems with structural reforms but progress has been slow on these initiatives. Currency devaluations in any one Asian country can have a significant effect on the entire Asian region. Economic downturns and significant volatility have characterized most Asian economies more recently. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.
Taiwan also relies on the U.S. as a key trading partner; any changes in the U.S. economy, trade regulations or currency exchange rates can impact Taiwan’s economy.
Due to its geographic location, Taiwan is subject to occasional typhoons, flooding and earthquakes, which can adversely impact its economy.
Taiwan has had historical animosities with China over the issue of unification. Any worsening of these animosities could severely impact Taiwan’s economy and securities markets.

In recent years, the Taiwanese economy has suffered from high consumer debt leading to bank tightening of credit and a resulting economic slowdown.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ FTSE SET 30 Index Fund (Thailand)
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: FTSE SET 30 Index

Investment Objective
The NETS™ FTSE SET 30 Index Fund (Thailand) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Thai market, as represented by the FTSE SET 30 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of the top 30 listed companies in the SET (Stock Exchange of Thailand) Composite Index when ranked by full market capitalization that pass the relevant investability screens. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                        ] and its three largest industries were [                    ]. As of December 31, 2007, the capitalization of companies in the Underlying Index ranged from $___ to $___.The Fund uses a [representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Thailand. Thailand has a free enterprise economy that is highly dependent on international trade. Its major export trading partners are the U.S., Japan, China and other Asian nations. Exports include a wide variety of commodities and automobiles. Any changes in the price or demand for Thailand’s exported products by the U.S., Japan, China or other Asian nations or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact Thailand’s economy. China and Japan are in turn dependent on each other’s economies and the economies of other Asian countries.
Most Asian economies are characterized by periods of over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. China, in particular, has suffered social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The Chinese government exercises significant control over China’s economic growth through allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment for particular industries or companies. Japan’s economy has experienced periods of recession, including stagnant consumer demand and high unemployment. Japan has attempted to address these problems with structural reforms but progress has been slow on these initiatives. Currency devaluations in any one Asian country can have a significant effect on the entire Asian region. Economic downturns and significant volatility have characterized most Asian economies more recently. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.
As an emerging country, Thailand’s economy is susceptible to a substantial degree to economic, political and social instability. The Thai government has been subject to military coups, which have adversely impacted economic growth and foreign investment. Unanticipated social, political and economic developments in Thailand could result in substantial investment loses.

Thailand has periodically experienced and is currently experiencing religious and separatist violence and terrorism and has also had border disputes with Laos and Cambodia. These factors could adversely impact economic growth.
Many Asian nations, including Thailand, are prone to frequent typhoons, tsunamis, damaging floods, earthquakes and other natural disasters, which may adversely impact their economies.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[                    ]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

NETS™ FTSE 100 Index Fund (United Kingdom)
CUSIP: 64118K605
Trading Symbol: [___]
Underlying Index: FTSE 100 Index

Investment Objective
The NETS™ FTSE 100 Index Fund (United Kingdom) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the British market, as represented by the FTSE 100 Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a free float adjusted, market capitalization-weighted index, consisting of stocks of the largest 100 companies traded primarily on the London Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were [                                   ] and its three largest industries were [                    ]. As of December 31, 2007, the capitalization of companies represented in the Underlying Index ranged from $___ to $___. The Fund uses a replication strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks of Investing in the United Kingdom. The British Government has privatized many key industries over the last several decades in order to increase competitiveness and economic growth. However, the government retains a substantial amount of control over even these key industries as well as other non-privatized industries. British government control and heavy regulation of the economy could diminish the country’s ability to compete and adversely affect economic growth.
In recent years, the British government has embarked upon reforms in education, transportation and health services. These reforms have increased the tax burden and created a widening deficit. These two problems have adversely affected the country’s economic growth.
Britain relies on certain key trading partners for its exports, including the U.S. and the other Western European developed countries. Any reduction in spending on British goods and services by these countries or fluctuations in the price or demand for British goods could adversely affect the British economy. Any changes in the economies, trade regulations or currency exchange rates of these countries could adversely affect the British economy.
Many Western European developed nations are members of the European Union and the Economic and Monetary Union of the European Union (“EMU”). As a result, these member states are dependent on another economically and politically.
The European Central Bank has control over each country’s monetary policies, including inflation rates, deficit levels, interest rates, debt levels and fiscal and monetary controls. These monetary policies may significantly impact other European countries who are not members of the EMU. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

On January 1, 1999, the EMU introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those change on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, votes in France and the Netherlands rejected ratification of the EU Constitution, causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund.
The United Kingdom periodically has been a target of terrorism, which may adversely impact the British economy.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

Management
Investment Adviser
NTI, a subsidiary of TNTC, serves as the investment adviser of each of the Funds. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. TNTC is a subsidiary of Northern Trust Corporation.
NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.
TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a financial holding company.
Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2007, it had assets under custody of $4.1 trillion, and assets under investment management of $757.2 billion.
Under the Advisory Agreement with the Funds, NTI, subject to the general supervision of the Funds’ Board of Trustees, is responsible for the making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.
As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).. Because each Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which NTI is expected to be paid.
From the unitary management fee, NTI pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, interest expenses, offering costs, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.
The unitary management fee rate payable by each Fund is set forth in the table below.

Unitary Management Fee
(as a percentage of the
Fund’s average daily
Fund	net assets)

NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ CAC40® Index Fund (France)
NETS™ DAX® Index Fund (Germany)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ ISEQ 20 Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ TOPIX Index Fund (Japan)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)

Unitary Management Fee
(as a percentage of the
Fund’s average daily
Fund	net assets)
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ TSEC Taiwan 50 Index Fund
NETS™ FTSE SET 30 Index Fund (Thailand)
NETS™ FTSE 100 Index Fund (United Kingdom)
A discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with NTI will be available in the Funds’ semiannual report for the period ended April 30, 2008.
Portfolio Managers
The Portfolio Managers listed below are primarily responsible for the day-to-day management of the Funds.
Chad M. Rakvin. Chad Rakvin is Director of Global Equity Index Management for the Quantitative Management group of Northern Trust Global Investments. He is responsible for both domestic and international equity index management. Prior to joining Northern Trust in 2004, Mr. Ravkin was a principal with Barclays Global Investors since 1999, most recently as a Principal of the Index Research Group. He has 12 years of investment management experience, is a CFA charterholder and a member of the CFA Institute.
Shaun Murphy. Shaun Murphy leads Northern Trust Quantitative Management’s International Index team in New York. His team is responsible for the management and trading of global stock, bond and currency overlay portfolios. Mr. Murphy has been a portfolio manager and trader of global index funds since 1999. He was previously a Portfolio Manager at State Street Global Advisors in London. He is a CFA charter holder and a member of the CFA Institute.
Brent Reeder. Brent Reeder leads Northern Trust Quantitative Management’s Domestic Index team. Prior to that he was a portfolio manager and trader of domestic index funds. Mr. Reeder has a broad range of expertise in both large capitalization and small capitalization index mandates. Before his portfolio management role, Mr. Reeder spent five years in trust operations as a team leader of the Foundations and Endowments team.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.
Administrator, Custodian and Transfer Agent
J.P. Morgan Investor Services Co. (“J.P. Morgan”) is the administrator for each Fund. JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund.
Distributor
Foreside Fund Services, LLC distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by each Fund. The Distributor’s principal address is Two Portland Square, Ground Floor, Portland, ME 04101.

Shareholder Information
Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-866-928-NETS or visiting our website www.netsetfs.com.
Buying and Selling Shares
Shares of the Funds trade on Listing Exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on a Listing Exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time of shares of a Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.
Shares of a Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section on page __. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the NETS™ Funds section.
The Trust’s Board of Trustees has adopted a policy whereby the Funds do not monitor for frequent purchases and redemptions of Fund shares (“frequent trading”.) The Board of Trustees believes that a frequent trading monitoring policy is unnecessary for the Funds because shares of the Funds are listed and traded on Listing Exchanges. It is also unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities.
The Funds are listed on Listing Exchanges, including the NYSE, the NYSE Arca and the AMEX. Each Listing Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary Listing Exchange (“Primary Listing Exchange”) is listed below:

Fund	Primary Listing Exchange

NETS™ S&P/ASX 200 Index Fund (Australia)	AMEX
NETS™ BEL 20® Index Fund (Belgium)	NYSE Arca
NETS™ Hang Seng China Enterprises Index Fund	NYSE Arca
NETS™ CAC40® Index Fund (France)	NYSE Arca
NETS™ DAX® Index Fund (Germany)	AMEX
NETS™ Hang Seng Index Fund (Hong Kong)	NYSE Arca
NETS™ ISEQ 20 Index Fund (Ireland)	NYSE Arca
NETS™ TA-25 Index Fund (Israel)	NYSE Arca
NETS™ S&P/MIB Index Fund (Italy)	AMEX

Fund	Primary Listing Exchange

NETS™ TOPIX Index Fund (Japan)	NYSE Arca
NETS™ FTSE Bursa Malaysia 100 Index Fund	AMEX
NETS™ AEX-index® Fund (The Netherlands)	NYSE Arca
NETS™ PSI 20® Index Fund (Portugal)	NYSE Arca
NETS™ RTS Index Fund (Russia)	AMEX
NETS™ FTSE Singapore Straits Times Index Fund	AMEX
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	AMEX
NETS™ TSEC Taiwan 50 Index Fund	AMEX
NETS™ FTSE SET 30 Index Fund (Thailand)	AMEX
NETS™ FTSE 100 Index Fund (United Kingdom)	AMEX
Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order expected to be issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.
Share Prices
The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.
The approximate value of shares of each Fund, known as the “indicative optimized portfolio value” (“IOPV”), will be disseminated every fifteen seconds throughout the trading day by the Listing Exchange on which the Fund is listed or by other information providers or market data vendors. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The IOPV should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.
Shares of the Funds may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

Determination of Net Asset Value
Each Fund calculates its NAV generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
In calculating the Fund’s NAV, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such Fund’s published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.
In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Funds’ Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.
Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.
Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding 7 calendar days. A list of the holiday schedules of the foreign exchanges of the Funds’ Underlying Indexes as well as the dates on which a settlement period would exceed 7 calendar days in 2007 is contained in the SAI.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect a Fund’s ability to track its Underlying Index.

Dividends and Distributions
Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds.
Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes
The following is a summary of certain tax considerations that may be relevant to an investor in the Funds. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Distributions. Each Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.
Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by a Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by such Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Funds’ holdings may not be qualifying dividends.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.
Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”
Foreign Taxes. Each Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of a Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.
Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable unless the shares were purchased with borrowed funds.
Backup Withholding. Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”
U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning after December 31, 200[_], foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by such Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in a Fund.
State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the taxation of dividends at the long-term capital gain rate will change for taxable years beginning after December 31, 2010.
Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating to the Funds is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.
Creations and Redemptions
The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [___]. Each “creator” enters into an authorized participant agreement with Foreside Fund Services, LLC, the Fund’s Distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.
Certain countries have instituted capital controls that prohibit the repatriation of capital and free transfers of securities. Certain countries may also have settlement, clearance and/or registration problems. Currently, it is anticipated that the NETS™ FTSE Bursa Malaysia 100 Index Fund and the NETS™ TSEC Taiwan 50 Index Fund will make creations and redemptions in U.S. dollars, rather than on an in-kind basis. In addition, the Trust may in its discretion make available purchases and redemptions of Creation Units of any of the other Funds’ shares in U.S. dollars rather than on an in-kind basis.
The Funds intend to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including requiring that the securities accepted for deposits and the securities delivered to satisfy redemption requests are securities that may be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.
Transaction Fees
Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay a higher fee to compensate for brokerage and market impact expenses and other associated costs. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. NTI may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.
The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to a higher fee up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund.
Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of [_______], 200[_], the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee and the number of shares per Creation Unit.

			Maximum	Maximum
		Fee for	Additional	Additional	Number of
		In-kind and	Variable	Variable	Shares
	Approximate	Cash Purchases	Charge	Charge	Per
	Value of	and	for Cash	for Cash	Creation
NETS™ Funds	Creation Unit	Redemptions	Purchases*	Redemptions*	Unit
NETS™ S&P/ASX 200 Index Fund	$	$	%	%

			Maximum	Maximum
		Fee for	Additional	Additional	Number of
		In-kind and	Variable	Variable	Shares
	Approximate	Cash Purchases	Charge	Charge	Per
	Value of	and	for Cash	for Cash	Creation
NETS™ Funds	Creation Unit	Redemptions	Purchases*	Redemptions*	Unit
(Australia) NETS™ BEL 20® Index Fund (Belgium)	$	$	%	%
NETS™ Hang Seng China Enterprises Index Fund	$	$	%	%
NETS™ CAC40® Index Fund (France)	$	$	%	%
NETS™ DAX® Index Fund (Germany)	$	$	%	%
NETS™ Hang Seng Index Fund (Hong Kong)	$	$	%	%
NETS™ ISEQ 20 Index Fund (Ireland)	$	$	%	%
NETS™ TA-25 Index Fund (Israel)	$	$	%	%
NETS™ S&P/MIB Index Fund (Italy)	$	$	%	%
NETS™ TOPIX Index Fund (Japan)	$	$	%	%
NETS™ FTSE Bursa Malaysia 100 Index Fund	$	$	%	%
NETS™ AEX-index® Fund (The Netherlands)	$	$	%	%
NETS™ PSI 20® Index Fund (Portugal)	$	$	%	%
NETS™ RTS Index Fund (Russia)	$	$	%	%
NETS™ FTSE Singapore Straits Times Index Fund	$	$	%	%
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	$	$	%	%
NETS™ TSEC Taiwan 50 Index Fund	$	$	%	%
NETS™ FTSE SET 30 Index Fund (Thailand)	$	$	%	%
NETS™ FTSE 100 Index Fund (United Kingdom)	$	$	%	%

*	As a percentage of amount invested.
Householding
Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Financial Highlights
There are no financial highlights for the Funds because they commenced operations on or after the date of this Prospectus.
More Information About the Underlying Indices and Index Providers
S&P/ASX 200 Index is a service mark of Standard & Poor’s. S&P® is a trademark of the McGraw-Hill Companies, Inc. ASX™ is a trademark of the Australian Stock Exchange Limited.
BEL 20®, CAC40®, AEX-index® and PSI 20® are registered trademarks of Euronext N.V. or its subsidiaries and have been licensed for use for certain purposes by NTI. Euronext Paris S.A. has all proprietary rights with respect to the CAC40®. In no way Euronext Paris S.A. and any direct or indirect affiliates sponsor, endorse or are otherwise involved in the issue and offering of the product. Euronext Paris S.A. and any direct or indirect affiliates disclaim any liability to any party for any inaccuracy in the data on which the CAC40® is based, for any mistakes, errors, or omissions in the calculation and/or dissemination of the Index, or for the manner in which it is applied in connection with the issue and offering thereof. Euronext Lisbon has all proprietary rights with respect to the PSI 20®. In no way Euronext Lisbon and any direct or indirect affiliates sponsor, endorse or are otherwise involved in the issue and offering of the product. Euronext Lisbon and any direct or indirect affiliates disclaim any liability to any party for any inaccuracy in the data on which the PSI 20® is based, for any mistakes, errors, or omissions in the calculation and/or dissemination of the Index, or for the manner in which it is applied in connection with the issue and offering thereof. Euronext Indices B.V. has all proprietary rights with respect to the AEX-index®. In no way Euronext Indices B.V. sponsors, endorses or is otherwise involved in the issue and offering of the product. Euronext Indices B.V. disclaims any liability to any party for any inaccuracy in the data on which the AEX-index® is based, for any mistakes, errors, or omissions in the calculation and/or dissemination of the Index, or for the manner in which it is applied in connection with the issue and offering thereof. Euronext Brussels SA/NV has all proprietary rights with respect to the BEL 20®. In no way Euronext Brussels SA/NV and any direct or indirect affiliates sponsor, endorse or are otherwise involved in the issue and offering of the product. Euronext Brussels SA/NV and any direct or indirect affiliates disclaim any liability to any party for any inaccuracy in the data on which the BEL 20® is based, for any mistakes, errors, or omissions in the calculation and/or dissemination of the BEL 20®, or for the manner in which it is applied in connection with the issue and offering thereof.
Hang Seng China Enterprises Index and Hang Seng Index (for purposes of this paragraph only, the “Indexes”) are service marks of Hang Seng Indexes Company Limited and have been licensed for use for certain purposes by NTI. The Indexes are published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The marks and names Hang Seng China Enterprises Index and Hang Seng Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Indexes by NTI in connection with the NETS™ Hang Seng China Enterprises Index Fund and the NETS™ Hang Seng Index Fund (Hong Kong) (together, for purposes of this paragraph only, the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEXES AND ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF ANY OF THE INDEXES OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEXES OR ANY COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO ANY OF THE INDEXES IS GIVEN OR MAY BE IMPLIED. The process and basis of computation and compilation of any of the Indexes and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice. TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO ANY OF THE INDEXES BY NTI IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF ANY OF THE INDEXES; OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF ANY OF THE INDEXES WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data Services Limited and must not be construed to have created such relationship.
DAX® Index is a trademark of Deutsche Börse AG and has been licensed for use for certain purposes by NTI. Deutsche Börse AG neither sponsors nor endorses NETS™ DAX® Index Fund and it makes no warranty or representation as to the accuracy and/or completeness of the Index or the results to be obtained by any person from the use of the Index in connection with the trading of NETS™ DAX® Index Fund.
ISEQ 20® is a registered trademark of the Irish Stock Exchange which intends to license its use for certain purposes to NTI.
TA-25 Index is a service mark of the Tel-Aviv Stock Exchange and has been licensed for use for certain purposes by NTI.
S&P/MIB Index is a service mark of Standard & Poor’s and Borsa Italiana. S&P® is a trademark of the McGraw-Hill Companies, Inc. MIB™ is a trademark of the Borsa Italiana.
TOPIX Index is a service mark of the Tokyo Stock Exchange (TSE) and has been licensed for use for certain purposes by NTI.
FTSE BURSA Malaysia 100 Index is calculated by FTSE. All rights in the index vest in FTSE and Bursa Malaysia, and have been licensed for use for certain purposes by NTI. FTSE is a trademark of the London Stock Exchange Plc and the Financial Times Limited and is used by FTSE International Limited under license. FTSE does not sponsor, endorse or promote any of the Funds and is not in any way connected to them and does not accept any liability in relation to their issue, operation and trading.
RTS Index is a service mark of Standard & Poor’s and the Russian Trading System. S&P® is a trademark of the McGraw-Hill Companies, Inc. RTS™ is a trademark of the Russian Trading System.
[FTSE has advised the Trust that it has entered into an agreement pursuant to which FTSE will relaunch the Straits Times Index as the FTSE Singapore Straits Times Index. The FTSE Singapore Straits Times Index is a service mark of FTSE and will be licensed for use for certain purposes by NTI.] [please confirm status]
FTSE/JSE Top 40 Index is compiled and calculated by FTSE in conjunction with JSE Limited (“JSE”). JSE is a trademark of JSE limited. All rights in and to the FTSE/JSE Top 40 Index vest in FTSE and JSE, and have been licensed for use for certain purposes by NTI.

TSEC Taiwan 50 Index is an index in the TSEC Taiwan Index series, which is a joint venture between the Taiwan Stock Exchange Corporation (TSEC) and the FTSE Group. The TSEC Taiwan 50 Index is compiled and calculated by FTSE. All rights in and to the TSEC Taiwan 50 Index vest in the TSEC and FTSE, and have been licensed for use for certain purposes by NTI.
[FTSE SET 30 Index is a service mark of FTSE and has been licensed for use for certain purposes by NTI].
FTSE 100 Index is a service mark of FTSE and has been licensed for use for certain purposes by NTI.
Standard & Poor’s, Euronext N.V., Hang Seng Indexes Company Limited, Deutsche Börse Group, Irish Stock Exchange, Tel-Aviv Stock Exchange, Borsa Italiana, Tokyo Stock Exchange, FTSE, Bursa Malaysia, Russian Trading System, JSE limited and the Taiwan Stock Exchange Corporation are referred to together as the “Index Providers.”
The Funds are not sponsored, endorsed, sold or promoted by the Index Providers, and the Index Providers make no representations regarding the advisability of investing in shares of the Funds.
Each Index Provider is described separately below:
Standard & Poor’s
Standard & Poor’s provides financial, economic and investment information and analytical services to the financial community.
Euronext N.V.
Euronext N.V. is a pan-European stock exchange. NYSE Euronext, the holding company created by the combination of NYSE Group, Inc. and Euronext N.V., was launched on April 4, 2007. NYSE Euronext (NYSE/New York and Euronext/Paris: NYX) operates the world’s largest and most liquid exchange group and offers the most diverse array of financial products and services. NYSE Euronext, which brings together six cash equities exchanges in five countries and six derivatives exchanges, is a world leader for listings, trading in cash equities, equity and interest rate derivatives, bonds and the distribution of market data.
Hang Seng Indexes Company Limited
Hang Seng Indexes Company Limited is a wholly-owned subsidiary of Hang Seng Bank and is responsible for compiling, publishing and managing the Hang Seng Index and a range of other stock indexes. The Hang Seng Index is a barometer of the Hong Kong stock market. The constituent stocks are grouped under Finance, Utilities, Properties and Commerce and Industry sub-indexes.
Deutsche Börse Group
Deutsche Börse Group offers more than a marketplace for trading shares and other securities. It is a transaction services provider with advanced technology to afford companies and investors access to global capital markets. Deutsche Börse has a broader basis than any of its competitors. Its product and services mix cover the entire process chain: securities and derivatives trading, transaction settlement, provision of market information as well as the development and operation of electronic trading systems. With its process-oriented business model, Deutsche Börse increases capital markets efficiency. Issuers benefit from low capital costs and investors enjoy the advantages of high liquidity and low transaction costs.
Irish Stock Exchange
The Irish Stock Exchange (ISE) (the “Exchange”) is a key element of the financial infrastructure of Ireland and is one of the most innovative and independent exchanges in Europe. As an operator of both a regulated market and of multilateral trading facilities under European legislation the Exchange complies with the requirements of all relevant Directives in relation to securities admitted to trading and/or listed on its markets which include equities and corporate bonds, covered warrants, government bonds, investment funds, exchange traded funds and debt securities.

Tel-Aviv Stock Exchange
The Tel-Aviv Stock Exchange was established in September 1953 by a number of banks and brokerages joined forces. Since the mid-1990s the Tel-Aviv Stock Exchange (TASE) has been adapting to meet the standards of the most advanced exchanges in the world. The TASE is a private company limited by guarantee. It is owned by its members, both banks and non-banking corporations, through which anybody may trade in the securities listed on the exchange. Legally the exchange is regulated by the Securities Law (1968), and falls under the direct supervision of the Israel Securities Authority (ISA).
Borsa Italiana
The Borsa Italiana S.p. A., based in Milan, is Italy’s main stock exchange. It was founded in 1997 following the privatisation of the exchange and has been operational since January 2, 1998. The Borsa Italiana’s primary objective is the development of managed markets, maximising their liquidity, transparency and competitiveness and at the same time pursuing high levels of efficiency and profitability.
Tokyo Stock Exchange
The Tokyo Stock Exchange (TSE) is a stock corporation that provides an Exchange Securities Market under authorization of the Prime Minister. The management of the Exchange Securities Market is required to be conducted in a highly public matter. Therefore, the management aims are stipulated in the Tokyo Stock Exchange’s constitution as, “in order to contribute towards the protection of the public interest and investors, the trading of securities must be carried out in a fair and efficient manner.” It is also clearly stated in the constitution that the TSE shall continue to maintain a high level of publicity concerning its management.
FTSE
The FTSE Group (FTSE) is a world-leader in the creation and management of over 100,000 equity, bond and hedge fund indices. With offices in Beijing, London, Frankfurt, Hong Kong, Boston, Shanghai, Madrid, Paris, New York, San Francisco, Sydney and Tokyo, FTSE Group services clients in 77 countries worldwide. FTSE is an independent company owned by The Financial Times and the London Stock Exchange. FTSE does not give financial advice to clients, which allows for the provision of truly objective market information. FTSE indices are used extensively by investors world-wide such as consultants, asset owners, asset managers, investment banks, stock exchanges and brokers.
Bursa Malaysia
The Bursa Malaysia is the premier security exchange in Malaysia where the purpose of the Bursa Malaysia is to provide an internationally competitive marketplace for various investments and fund raising activities. The name of the Bursa Malaysia was changed from the name Kuala Lumpur Stock Exchange when Bursa Malaysia converted to become a demutualized exchange during the early months of the year 2004.
Russian Trading System
The Russian Trading System was established in 1995 to consolidate separate regional securities trading floors into a unified regulated Russian securities market. The Russian Trading System lists leading Russian securities that are of great interest to both domestic and foreign portfolio investors, thus providing the industry with the most important market indicators.
JSE Limited
The JSE Limited (“JSE”) is licensed as an exchange under the Securities Services Act 2004 and is Africa’s premier exchange. It has operated as a market place for the trading of financial products for nearly 120 years. In this time, the JSE has evolved from a traditional floor based equities trading market to a modern securities exchange providing fully electronic trading, clearing and settlement in equities, financial and agricultural derivatives and other associated instruments and has extensive surveillance capabilities. The JSE is also a major provider of financial information.

Taiwan Stock Exchange Corporation
The Taiwan Stock Exchange Corporation (TSEC) is a financial institution located in Taiwan. The TSEC was established in 1961 and began operating as a stock exchange on 9 February 1962. It is regulated by the Financial Supervisory Commission.
Disclaimers
For purposes of these disclaimers, (a) each of Standard & Poor’s, Euronext N.V., Hang Seng Indexes Company Limited, Deutsche Börse Group, Irish Stock Exchange, Tel-Aviv Stock Exchange, Borsa Italiana, Tokyo Stock Exchange, FTSE, Bursa Malaysia, Russian Trading System, JSE limited and the Taiwan Stock Exchange Corporation is an Index Provider and (b) each of NYSE, NYSE Arca and the American Stock Exchange is a Listing Exchange.
The NETS™ Funds are not sponsored, endorsed, sold or promoted by any of the Index Providers. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any representation or warranty, express or implied, to the owners of the NETS™ Funds or any member of the public regarding the advisability of investing in securities generally or in the NETS™ Funds particularly or the ability of the Underlying Indices to track general stock market performance. The Index Providers are the licensors of certain trademarks, service marks and trade names of the Index Providers and of the Underlying Indices, which are determined, composed and calculated by the Index Providers without regard to TNTC, NTI or the NETS™ Funds. The Index Providers have no obligation to take the needs of TNTC, NTI or the owners of the NETS™ Funds into consideration in determining, composing or calculating the Underlying Indices. The Index Providers are not responsible for and have not participated in the determination of the prices and amount of shares of the NETS™ Funds or the timing of the issuance or sale of such shares or in the determination or the calculation of the equation by which shares of the NETS™ Funds is to be converted into cash. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices has any obligation or liability to owners of the NETS™ Funds in connection with the administration of the NETS™ Funds, or the marketing or trading of shares of the NETS™ Funds.
Although each Index Provider obtains information for inclusion in or for use in the calculation of the Underlying Indices from sources which the Index Providers consider reliable, neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices guarantees the accuracy and/or the completeness of the Underlying Indices or any data included therein. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any warranty, express or implied, as to results to be obtained by NTI, the owners of the NETS™ Funds, or any other person or entity from the use of the Underlying Indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices shall have any liability for any errors, omissions or interruptions of or in connection with the Underlying Indices or any data included therein. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any express or implied warranties, and the Index Providers hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Index Providers, any of their affiliates or any other party involved in making or compiling the Underlying Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any owner of the NETS™ Funds or any other person dealing with the NETS™ Funds and the Index Provider, any of their affiliates or any other party involved in making or compiling the Underlying Indices, and must not be construed to have created such relationship.
Each Index Provider is independent from one another and does not assume or accept any liability of any other Index Providers.

Shares of the Trust are not sponsored, endorsed or promoted by the Listing Exchanges. The Listing Exchanges make no representation or warranty, express or implied, to the owners of the shares of any NETS™ Fund or any member of the public regarding the ability of any NETS™ Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Listing Exchanges are not responsible for, nor have they participated in, the determination of the compilation or the calculation of any Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any NETS™ Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchanges have no obligation or liability to owners of the shares of any NETS™ Fund in connection with the administration, marketing or trading of the shares of the Fund.
The Listing Exchanges do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The Listing Exchanges make no warranty, express or implied, as to results to be obtained by the Trust on behalf of its NETS™ Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of any Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchanges make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchanges have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
NTI does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and NTI shall have no liability for any errors, omissions, or interruptions therein.
NTI makes no warranty, express or implied, as to results to be obtained by the NETS™ Funds, to the owners of the shares of any NETS™ Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. NTI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NTI have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
NETS™ is a trademark of NTI.

Supplemental Information
I. Premium/Discount Information
Tables presenting information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value have been omitted because each Fund has been in operation for less than a year.
II. Total Return Information
Tables presenting information about the total return of each Fund’s Underlying Index and the total return of each Fund have been omitted because each Fund has been in operation for less than a year.

FOR MORE INFORMATION
ANNUAL/SEMIANNUAL REPORTS
Additional information about the NETS™ Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders when they are prepared. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION
Additional information about the Funds and their policies is available in the Funds’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Funds’ annual and semiannual reports and the Statement of Additional Information are available free upon request by calling the NETS™ Funds Center at 866-928-NETS.
To obtain other information and for shareholder inquiries:
BY TELEPHONE
     Call 866-928-NETS
BY MAIL
[_________]
[_________]
[_________]
ON THE INTERNET
The Funds’ documents are available online and may be downloaded from:
•	The SEC’s Web site at sec.gov (text-only).

•	NETS™ Funds’ Web site at www.netsetfs.com.

You may review and obtain copies of NETS™ Funds’ documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of NETS™ Funds’ documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202/551-8090.
Investment Company Act File No.: 811-22140

Preliminary Prospectus dated [                    ], 2008
Subject to Completion
The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
NETSTM Funds
NETS Trust (the “Trust”) is a registered investment company that currently consists of 23 separate investment portfolios, each a “Fund” and collectively, the “Funds.” This Prospectus relates to the following 4 Funds:
NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ Tokyo Stock Exchange REIT Index Fund
Shares of each Fund are or will be listed on a national securities exchange (each a “Listing Exchange”), such as the New York Stock Exchange (“NYSE”), the NYSE Arca, or the American Stock Exchange (“AMEX”). Each Fund’s shares will trade at market prices on the respective Listing Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.
Each Fund issues and redeems shares at its NAV only in blocks of [___] shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors known as Authorized Participants may purchase or redeem Creation Units.
Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.
Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.
An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risk, including possible loss of principal.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Prospectus dated [                    ], 2008

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No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, NTI, the Funds’ investment adviser, or the Funds’ distributor, Foreside Fund Services, LLC (the “Distributor”).

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Overview
Introduction
This Prospectus provides the information you need to make an informed decision about investing in the Funds described beginning on page __. It contains important facts about the Trust as a whole and each Fund in particular.
Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). Each Underlying Index is a group of securities that the sponsor of an index (an “Index Provider”) selects as representative of a specific market, market segment or industry sector. Each Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index. Additional information regarding each Index Provider is provided in the section entitled More Information About Underlying Indices and Index Providers on page __.
Each Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund may not be appropriate as a complete investment program.
Northern Trust Investments, N.A. (“NTI”), the investment adviser to each Fund, is a subsidiary of The Northern Trust Company (“TNTC”), which is a subsidiary of Northern Trust Corporation, a financial holding company. NTI and its affiliates are not affiliated with any Index Provider.
The Principal Investment Strategies of the Funds and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the NETS™ Funds section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.
The Trust also offers other Funds in a separate prospectus, including the NETS™ S&P/ASX 200 Index Fund (Australia), NETS™ BEL 20® Index Fund (Belgium), NETS™ Hang Seng China Enterprises Index Fund, NETS™ CAC40® Index Fund (France), NETS™ DAX® Index Fund (Germany), NETS™ Hang Seng Index Fund (Hong Kong), NETS™ ISEQ 20 Index Fund (Ireland), NETS™ TA-25 Index Fund (Israel), NETS™ S&P/MIB Index Fund (Italy), NETS™ TOPIX Index Fund (Japan), NETS™ FTSE Bursa Malaysia 100 Index Fund, NETS™ AEX-index® Fund (The Netherlands), NETS™ PSI 20® Index Fund (Portugal), NETS™ RTS Index Fund (Russia), NETS™ FTSE Singapore Straits Times Index Fund, NETS™ FTSE/JSE Top 40 Index Fund (South Africa), NETS™ TSEC Taiwan 50 Index Fund, NETS™ FTSE SET 30 Index Fund (Thailand) and the NETS™ FTSE 100 Index Fund (United Kingdom).
Investment Objectives of the Funds
Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. Each of the Funds’ investment objectives and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any such change.

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Principal Investment Strategies of the Funds
NTI uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.
Each Fund will normally invest at least 90% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Euro Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index.
Each Fund may also invest up to 10% of its assets (its “10% Asset Basket”) in certain futures, options and swap contracts (which may be leveraged and are considered derivatives), cash and cash equivalents, as well as in stocks not included in its Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
NTI uses a representative sampling indexing strategy or a replication strategy to manage the Funds. The Description of the NETS™ Funds section describes the indexing strategy of each Fund.
Representative Sampling
“Representative sampling” is investing in a representative sample of securities in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.
Replication Strategy
“Replication strategy” is investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index
Correlation
Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances.
NTI expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. A Fund using a replication strategy can be expected to have a greater correlation to its Underlying Index than a Fund using a representative sampling.
Industry Concentration Policy
Each of the Funds will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries.

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Principal Risk Factors Common to All Funds
Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the NETS™ Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.
Asset Class Risk
The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indices may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.
Concentration Risk
If the Underlying Index of a Fund concentrates in a particular market, industry, group of industries or sector or asset class, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single market, industry, group of industries, sector or asset class may be more susceptible to any single economic, market, political or regulatory occurrence affecting that market, industry, group of industries, sector or asset class.
Counterparty Risk
Counterparty Risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to a Fund. Such a default may cause the value of an investment in a Fund to decrease.
Currency Risk
Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates. Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.
Derivatives Risk
Derivatives risk is the risk that loss may result from a Fund’s investments in options, futures and swap contracts, which may be leveraged and are types of derivatives. Investments in leveraged instruments may result in losses exceeding the amounts invested. The Funds may use these instruments to help the Funds track their respective Underlying Indexes. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Emerging Market Risk
Emerging market risk applies only to the NETS™ Dow Jones Wilshire Global ex-US Index Fund and the NETS™ Dow Jones Wilshire Global Total Market Index Fund.
Emerging market risk is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries, as has historically been the case.

6

The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Latin, Central and South America and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.
Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), a Fund may invest in such countries through other investment funds in such countries.
Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern European or other countries.
A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.
Settlement and clearance procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement, clearance or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. In addition, local agents and depositories are subject to local standards of care that may not be as rigorous as developed countries. Governments and other groups may also require local agents to hold

7

securities in depositories that are not subject to independent verification. The less developed a country’s securities market, the greater the risk to a Fund.
The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.
A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, all or a significant portion of the Funds’ currency exposure in emerging countries may not be covered by such instruments.
The NETS™ Dow Jones Wilshire Global ex-US Index Fund and the NETS™ Dow Jones Wilshire Global Total Market Index Fund may be invested in issuers located in Central and South American countries. The economies of Central and South American countries have experienced considerable difficulties in the past decade, including high inflation rates, high interest rates and currency devaluations. As a result, Central and South American securities markets have experienced great volatility. In addition, a number of Central and South American countries are among the largest emerging country debtors. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. The political history of certain Central and South American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers. Certain Central and South American countries have entered into regional trade agreements that would, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be implemented, will be implemented but not completed or will be completed but then partially or completed unwound. Any of the foregoing risk factors will have an adverse effect on a Fund’s investments in Central and South America.
Foreign Security Risk
Each Fund, other than the NETS™ Dow Jones Wilshire 4500 Index Fund, invests substantially all of its assets within the equity markets of one or more countries or regions outside of the U.S. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war and/or terrorism. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable

8

U.S. company. Investment of more than 25% of a Fund’s total assets in securities located in one country or region will subject the Fund to increased country or region risk with respect to that country or region.
Geographic Risk
Geographic risk is the risk that a Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject a Fund to risks associated with that particular region, such as general and local economic, political and social conditions.
Issuer Risk
Issuer risk is the risk that any of the individual companies that a Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.
Management Risk
Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. That is, NTI’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
The Funds are not actively managed. Each Fund may be affected by a general decline in the market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. NTI does not attempt to take defensive positions in declining markets.
Market Risk
Market risk is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s net asset value (“NAV”) in response to market movements, and over longer periods during market downturns.
Market Trading Risks
Absence of Prior Active Market
Although the shares of the Funds described in this Prospectus are or will be listed for trading on Listing Exchanges and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.
Lack of Market Liquidity
Secondary market trading in Fund shares may be halted by a Listing Exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

9

Shares of the Funds May Trade at Prices Other Than NAV
Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), NTI believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.
Since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Secondary Market Trading Risk
Shares of the Funds may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.
Non-Diversification Risk
Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
Tracking Risk
Tracking risk is the risk that a Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). “). [The top largest holdings of each Fund can be found at [www.netsetfs.com] [Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-866-928-NETS.]

10

Description of the NETS™ Funds
NETS™ Dow Jones Wilshire 4500 Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: Dow Jones Wilshire 4500 Completion Index

Investment Objective
The NETS™ Dow Jones Wilshire 4500 Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. securities of all U.S.- headquartered companies with readily available prices, excluding components of the S&P 500, as represented by the Dow Jones Wilshire 4500 Completion Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of securities designed to represent all U.S.-headquartered companies’ securities with readily available prices and a primary market listing on a stock exchange in the U.S. The Underlying Index is a subset of the Dow Jones Wilshire 5000 Composite Index, excluding components of the S&P 500. As of December 31, 2007, the Underlying Index’s three largest stocks were                      and its three largest industries were [                                        ]. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
The Fund is subject to the following risks set forth in the section “Principal Risk Factors Common to All Funds”: Asset Class Risk, Derivatives Risk, Lack of Governmental Insurance or Guarantee Risk, Management Risk, Market Risk, Market Trading Risk, Non-Diversification Risk and Tracking Risk.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

11

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year $	3 Years $
Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

12

NETS™ Dow Jones Wilshire Global ex-US Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: Dow Jones Wilshire Global ex-US Index

Investment Objective
The NETS™ Dow Jones Wilshire Global ex-US Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of securities with readily available prices in the aggregate in the global markets, excluding the U.S., as represented by the Dow Jones Wilshire Global ex-US Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of global securities with readily available prices for all non-U.S. markets. The Underlying Index is designed to measure equity performance in the global markets, excluding the U.S. As of December 31, 2007, the Underlying Index consisted of companies in the following [57] countries: [Argentina, Australia, Austria, Belgium, Brazil, Bulgaria, Canada, Chile, China Offshore, Colombia, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Latvia, Lithuania, Malaysia, Malta, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Romania, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom and Venezuela]. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Global Markets. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.
Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have

13

substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[____]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[____]
Total Annual Fund Operating Expenses	[____]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

14

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

15

NETS™ Dow Jones Wilshire Global Total Market Index Fund
CUSIP: [                                        ]
Trading Symbol: [                    ]
Underlying Index: Dow Jones Wilshire Global Total Market Index

Investment Objective
The NETS™ Dow Jones Wilshire Global Total Market Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of securities with readily available prices in the aggregate in the global markets, as represented by the Dow Jones Wilshire Global Total Market Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index consists of securities with readily available prices for the global markets. The Underlying Index is designed to measure equity performance in the global markets. As of December 31, 2007, the Underlying Index consisted of companies in the following [58] countries: [Argentina, Australia, Austria, Belgium, Brazil, Bulgaria, Canada, Chile, China Offshore, Colombia, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Latvia, Lithuania, Malaysia, Malta, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Romania, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States and Venezuela]. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Global Markets. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.
Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have

16

substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[___]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[___]
Total Annual Fund Operating Expenses	[___]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

17

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

18

NETS™ Tokyo Stock Exchange REIT Index Fund
CUSIP: [________________]
Trading Symbol: [________]
Underlying Index: Tokyo Stock Exchange REIT Index

Investment Objective
The NETS™ Tokyo Stock Exchange REIT Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly-traded securities in the aggregate in the Japanese market, as represented by the Tokyo Stock Exchange REIT Index (the “Underlying Index”).
Principal Investment Strategy
The Underlying Index is a market capitalization-weighted index consisting of stocks of all of the real estate investment trusts (“REITS”) traded primarily on the Tokyo Stock Exchange. As of December 31, 2007, the Underlying Index’s three largest stocks were                                         . The Fund uses a [replication][representative sampling] strategy in seeking to track the Underlying Index.
Principal Risks Specific to Fund
In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.
Risks Related to Investing in Japan. Japan’s securities markets are highly developed, liquid and subject to extensive regulation. Japan’s economy grew substantially after World War II. More recently, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Japan has also experienced stagnant consumer demand and high unemployment rates. In response to these conditions, Japan has attempted to implement changes to stabilize high wages and taxes and currency valuations, and to address structural rigidities, political reform and the deregulation of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. In recent years, the credit rating of Japanese government debt has been downgraded as concern increased regarding the slow progress in implementing effective structural economic reforms.
Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. The recent increases in the price of crude oil, a substantial rise in other commodity prices or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. In addition, Japan is vulnerable to typhoons, earthquakes and other natural disasters.
Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates. In 2003, Japan’s Financial Services Agency established the Industrial Revitalization Corporation Japan (“IRCJ”) to assist in cleaning up the non-performing loans of the Japanese banking sector. The IRCJ is modeled after the Resolutions Trust Corporation, which as created in the United States to address the savings and loans crisis, and is scheduled to complete its work and be dissolved in 2008. However, several banks paid back all their public money in 2006. Recent economic performance has shown improvements with positive growth in gross domestic product in 2004 and 2005 and a reduction in non-performing loans since 2002.

19

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.
The common stock of many Japanese companies historically has traded at high price to earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price to earnings ratios of Japanese companies with those of companies in other countries, especially the U.S. In addition, Japan’s relatively high degree of equity security cross-holding between banks and corporations sometimes distorts supply/demand conditions of certain securities. Such distortions may lead to higher price to earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.
Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries has the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.
Real Estate Securities Risk. Real estate securities risk is the risk that the Fund’s investment will be affected by factors affecting the value of real estate and earnings of companies engaged in real estate activities. These factors include without limitation, changes in the value of real estate properties and difficulties in valuing and trading real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty and condemnation losses, variations in rental income, changes in the appeal of property to tenants and changes in interest rates. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that a Fund concentrates in investments in the real estate sector, it may be subject to greater risk of loss than it if were diversified across different industry sectors.
REIT Risk. REIT risk is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
The REIT investments of a Fund often do not provide complete tax information to the Fund until after the calendar year end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Also, under current provisions of the Internal Revenue Code of 1986 (the “Code”), distributions attributable to operating income of REITs in which the Fund invests are not eligible for favorable tax treatment as long-term capital gains and will be taxable to you as ordinary income.

20

Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers.
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses[1]
(expenses that are deducted from the Fund’s assets)
Management Fees	[___]
Distribution and Service (12b-1) Fees	None
Other Expenses[2,3]	[___]
Total Annual Fund Operating Expenses	[___]

1.	Expressed as a percentage of average net assets.

2.	The Trust’s Investment Advisory Agreement provides that NTI will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

3.	The Fund had not commenced operations as of the date of this prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2008.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

21

Creation Transaction Fees and Redemption Transaction Fees
The Fund issues and redeems Shares at NAV only in large blocks of [___] Shares (each block of [___] Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $[___]. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[___] per transaction (assuming [___] stocks in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transaction Fees” later in this Prospectus.
Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[___] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[___] if the Creation Unit is redeemed after one year, and $[___] if the Creation Unit is redeemed after three years.
The Transaction Fee is not an expense of the Fund and does not impact the Fund’s expense ratio.

22

Management
Investment Adviser
NTI, a subsidiary of TNTC, serves as the investment adviser of each of the Funds. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. TNTC is a subsidiary of Northern Trust Corporation.
NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.
TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a financial holding company.
Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2007, it had assets under custody of $4.1 trillion, and assets under investment management of $757.2 billion.
Under the Advisory Agreement with the Funds, NTI, subject to the general supervision of the Funds’ Board of Trustees, is responsible for the making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.
As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).. Because each Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which NTI is expected to be paid.
From the unitary management fee, NTI pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, interest expenses, offering costs, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.
The unitary management fee rate payable by each Fund is set forth in the table below.

Unitary Management
Fee (as a
percentage of the
Fund’s average
Fund	daily net assets)
NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ Tokyo Stock Exchange REIT Index Fund
A discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with NTI will be available in the Funds’ semiannual report for the period ended April 30, 2008.
Portfolio Managers
The Portfolio Managers listed below are primarily responsible for the day-to-day management of the Funds.

23

Chad M. Rakvin. Chad Rakvin is Director of Global Equity Index Management for the Quantitative Management group of Northern Trust Global Investments. He is responsible for both domestic and international equity index management. Prior to joining Northern Trust in 2004, Mr. Ravkin was a principal with Barclays Global Investors since 1999, most recently as a Principal of the Index Research Group. He has 12 years of investment management experience, is a CFA charterholder and a member of the CFA Institute.
Shaun Murphy. Shaun Murphy leads Northern Trust Quantitative Management’s International Index team in New York. His team is responsible for the management and trading of global stock, bond and currency overlay portfolios. Mr. Murphy has been a portfolio manager and trader of global index funds since 1999. He was previously a Portfolio Manager at State Street Global Advisors in London. He is a CFA charter holder and a member of the CFA Institute.
Brent Reeder. Brent Reeder leads Northern Trust Quantitative Management’s Domestic Index team. Prior to that he was a portfolio manager and trader of domestic index funds. Mr. Reeder has a broad range of expertise in both large capitalization and small capitalization index mandates. Before his portfolio management role, Mr. Reeder spent five years in trust operations as a team leader of the Foundations and Endowments team.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.
Administrator, Custodian and Transfer Agent
J.P. Morgan Investor Services Co. (“J.P. Morgan”) is the administrator for each Fund. JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund.
Distributor
Foreside Fund Services, LLC distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by each Fund. The Distributor’s principal address is Two Portland Square, Ground Floor, Portland, ME 04101.

24

Shareholder Information
Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-866-928-NETS or visiting our website www.netsetfs.com.
Buying and Selling Shares
Shares of the Funds trade on Listing Exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on a Listing Exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time of shares of a Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.
Shares of a Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section on page     . Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the NETS™ Funds section.
The Trust’s Board of Trustees has adopted a policy whereby the Funds do not monitor for frequent purchases and redemptions of Fund shares (“frequent trading”.) The Board of Trustees believes that a frequent trading monitoring policy is unnecessary for the Funds because shares of the Funds are listed and traded on Listing Exchanges. It is also unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities.
The Funds are listed on Listing Exchanges, including the NYSE, the NYSE Arca and the AMEX. Each Listing Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary Listing Exchange (“Primary Listing Exchange”) is listed below:

Fund	Primary Listing Exchange

NETS™ Dow Jones Wilshire 4500 Index Fund	AMEX
NETS™ Dow Jones Wilshire Global ex-US Index Fund	NYSE Arca
NETS™ Dow Jones Wilshire Global Total Market Index Fund	NYSE Arca
NETS™ Tokyo Stock Exchange REIT Index Fund	NYSE Arca
Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order expected to be issued to the Trust, including that such investment companies enter into an agreement with the Trust.

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Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.
Share Prices
The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.
The approximate value of shares of each Fund, known as the “indicative optimized portfolio value” (“IOPV”), will be disseminated every fifteen seconds throughout the trading day by the Listing Exchange on which the Fund is listed or by other information providers or market data vendors. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The IOPV should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.
Shares of the Funds may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.
Determination of Net Asset Value
Each Fund calculates its NAV generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
In calculating the Fund’s NAV, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the

26

case of shares of funds that are not traded on an exchange, a market valuation means such Fund’s published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.
In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Funds’ Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.
Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.
Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding 7 calendar days. A list of the holiday schedules of the foreign exchanges of the Funds’ Underlying Indexes as well as the dates on which a settlement period would exceed 7 calendar days in 2007 is contained in the SAI.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect a Fund’s ability to track its Underlying Index.
Dividends and Distributions
Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds.
Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both

27

income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes
The following is a summary of certain tax considerations that may be relevant to an investor in the Funds. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Distributions. Each Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.
Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by a Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by such Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Funds’ holdings may not be qualifying dividends.
A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.
Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”
Foreign Taxes. Each Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of a Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an

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election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.
Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable unless the shares were purchased with borrowed funds.
Backup Withholding. Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”
U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning after December 31, 200[_], foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by such Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in a Fund.
State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the taxation of dividends at the long-term capital gain rate will change for taxable years beginning after December 31, 2010.

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Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating to the Funds is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.
Creations and Redemptions
The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [___]. Each “creator” enters into an authorized participant agreement with Foreside Fund Services, LLC, the Fund’s Distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.
Certain countries have instituted capital controls that prohibit the repatriation of capital and free transfers of securities. Certain countries may also have settlement, clearance and/or registration problems. For these reasons, the Trust may in its discretion make available purchases and redemptions of Creation Units of the Funds’ shares in U.S. dollars rather than on an in-kind basis.
The Funds intend to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including requiring that the securities accepted for deposits and the securities delivered to satisfy redemption requests are securities that may be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.

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Transaction Fees
Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay a higher fee to compensate for brokerage and market impact expenses and other associated costs. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. NTI may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.
The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to a higher fee up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund. The Trust reserves the right to charge in its discretion a fee of $___on any purchase or redemption transaction of Creation Units of the NETS™ Dow Jones Wilshire 4500 Index Fund in excess of [30] purchase and/or redemption transactions by an [investor] during a 12-month period.
Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of [___], 200[_], the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee and the number of shares per Creation Unit.

			Maximum		Maximum
		Fee for	Additional		Additional	Number of
		In-kind and	Variable		Variable	Shares
	Approximate	Cash Purchases	Charge		Charge	Per
	Value of	and	for Cash		for Cash	Creation
NETS™ Funds	Creation Unit	Redemptions	Purchases*		Redemptions*	Unit
NETS™ Dow Jones Wilshire 4500 Index Fund	$	$		%	%
NETS™ Dow Jones Wilshire Global ex-US Index Fund	$	$		%	%
NETS™ Dow Jones Wilshire Global Total Market Index Fund	$	$		%	%
NETS™ Tokyo Stock Exchange REIT Index Fund	$	$		%	%

*	As a percentage of amount invested.
Householding
Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Financial Highlights
There are no financial highlights for the Funds because they commenced operations on or after the date of this Prospectus.
More Information About the Underlying Indices and Index Providers
Dow Jones Wilshire Global ex-US Index, Dow Jones Wilshire Global Total Market Index and Dow Jones Wilshire 4500 Completion Index (for purposes of this paragraph only, the “Indexes”) are calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company, Inc. and Wilshire Associates Incorporated and are licensed for use for certain purposes by NTI. The Indexes are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to NTI, other than the licensing of the Indexes and their service marks for use in connection with the Funds. Dow Jones and Wilshire do not (i) sponsor, endorse, sell or promote the Funds; (ii) recommend that any person invest in the Funds or any other securities; (iii) have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds; (iv) have any responsibility or liability for the administration, management or marketing of the Funds; or (v) consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Indexes or have any obligation to do so. Neither Dow Jones nor Wilshire will have any liability in connection with the Funds. Specifically, neither Dow Jones nor Wilshire makes any warranty, express or implied, and Dow Jones and Wilshire disclaim any warranty about (i) the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the Funds and the data included in the Indexes; (ii) the accuracy or completeness of the Indexes and any related data; and (iii) the merchantability and the fitness for a particular purpose or use of the Indexes and/or its related data. Neither Dow Jones nor Wilshire will have any liability for any errors, omissions or interruptions in the Indexes or related data. Under no circumstances will Dow Jones or Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones or Wilshire knows that they might occur. The licensing agreement between NTI, Dow Jones and Wilshire is solely for their benefit and not for the benefit of the owners of the Funds or any other third parties.
Tokyo Stock Exchange REIT Index is a service mark of the Tokyo Stock Exchange (TSE) and has been licensed for use for certain purposes by NTI.
Dow Jones & Company, Inc. and the Tokyo Stock Exchange are referred to together as the “Index Providers.”
The Funds are not sponsored, endorsed, sold or promoted by the Index Providers, and the Index Providers make no representations regarding the advisability of investing in shares of the Funds.
Each Index Provider is described separately below:
Dow Jones & Company, Inc.
Dow Jones & Company, which is listed on the New York Stock Exchange under the ticker symbol DJ, publishes business and financial news and information.
Tokyo Stock Exchange
The Tokyo Stock Exchange (TSE) is a stock corporation that provides an Exchange Securities Market under authorization of the Prime Minister. The management of the Exchange Securities Market is required to be conducted in a highly public matter. Therefore, the management aims are stipulated in the Tokyo Stock Exchange’s constitution as, “in order to contribute towards the protection of the public interest and investors, the trading of securities must be carried out in a fair and efficient manner.” It is also clearly stated in the constitution that the TSE shall continue to maintain a high level of publicity concerning its management.

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Disclaimers
For purposes of these disclaimers, (a) each of Dow Jones & Company, Inc. and the Tokyo Stock Exchange is an Index Provider and (b) each of NYSE, NYSE Arca and the American Stock Exchange is a Listing Exchange.
The NETS™ Funds are not sponsored, endorsed, sold or promoted by any of the Index Providers. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any representation or warranty, express or implied, to the owners of the NETS™ Funds or any member of the public regarding the advisability of investing in securities generally or in the NETS™ Funds particularly or the ability of the Underlying Indices to track general stock market performance. The Index Providers are the licensors of certain trademarks, service marks and trade names of the Index Providers and of the Underlying Indices, which are determined, composed and calculated by the Index Providers without regard to TNTC, NTI or the NETS™ Funds. The Index Providers have no obligation to take the needs of TNTC, NTI or the owners of the NETS™ Funds into consideration in determining, composing or calculating the Underlying Indices. The Index Providers are not responsible for and have not participated in the determination of the prices and amount of shares of the NETS™ Funds or the timing of the issuance or sale of such shares or in the determination or the calculation of the equation by which shares of the NETS™ Funds is to be converted into cash. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices has any obligation or liability to owners of the NETS™ Funds in connection with the administration of the NETS™ Funds, or the marketing or trading of shares of the NETS™ Funds.
Although each Index Provider obtains information for inclusion in or for use in the calculation of the Underlying Indices from sources which the Index Providers consider reliable, neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices guarantees the accuracy and/or the completeness of the Underlying Indices or any data included therein. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any warranty, express or implied, as to results to be obtained by NTI, the owners of the NETS™ Funds, or any other person or entity from the use of the Underlying Indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices shall have any liability for any errors, omissions or interruptions of or in connection with the Underlying Indices or any data included therein. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any express or implied warranties, and the Index Providers hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Index Providers, any of their affiliates or any other party involved in making or compiling the Underlying Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any owner of the NETS™ Funds or any other person dealing with the NETS™ Funds and the Index Provider, any of their affiliates or any other party involved in making or compiling the Underlying Indices, and must not be construed to have created such relationship.
Each Index Provider is independent from one another and does not assume or accept any liability of any other Index Providers.
Shares of the Trust are not sponsored, endorsed or promoted by the Listing Exchanges. The Listing Exchanges make no representation or warranty, express or implied, to the owners of the shares of any NETS™ Fund or any member of the public regarding the ability of any NETS™ Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Listing Exchanges are not responsible for, nor have they participated in, the determination of the compilation or the calculation of any Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any NETS™ Fund to be issued, nor

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in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchanges have no obligation or liability to owners of the shares of any NETS™ Fund in connection with the administration, marketing or trading of the shares of the Fund.
The Listing Exchanges do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The Listing Exchanges make no warranty, express or implied, as to results to be obtained by the Trust on behalf of its NETS™ Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of any Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchanges make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchanges have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
NTI does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and NTI shall have no liability for any errors, omissions, or interruptions therein.
NTI makes no warranty, express or implied, as to results to be obtained by the NETS™ Funds, to the owners of the shares of any NETS™ Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. NTI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NTI have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
NETS™ is a trademark of NTI.

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Supplemental Information
I. Premium/Discount Information
Tables presenting information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value have been omitted because each Fund has been in operation for less than a year.
II. Total Return Information
Tables presenting information about the total return of each Fund’s Underlying Index and the total return of each Fund have been omitted because each Fund has been in operation for less than a year.

35

FOR MORE INFORMATION
ANNUAL/SEMIANNUAL REPORTS
Additional information about the NETS™ Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders when they are prepared. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION
Additional information about the Funds and their policies is available in the Funds’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Funds’ annual and semiannual reports and the Statement of Additional Information are available free upon request by calling the NETS™ Funds Center at 866-928-NETS.
To obtain other information and for shareholder inquiries:
BY TELEPHONE
     Call 866-928-NETS
BY MAIL
     [___________]
     [___________]
     [___________]
ON THE INTERNET
The Funds’ documents are available online and may be downloaded from:
•	The SEC’s Web site at sec.gov (text-only).

•	NETS™ Funds’ Web site at www.netsetfs.com.

You may review and obtain copies of NETS™ Funds’ documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of NETS™ Funds’ documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202/551-8090.
Investment Company Act File No.: 811-22140

36

Preliminary Statement of Additional Information dated [                    ], 2008
Subject to Completion
     The information in the statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
NETSTM Trust
Statement of Additional Information
Dated [                    ], 2008
     This Statement of Additional Information (“Additional Statement”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following Funds of NETS Trust (the “Trust”) as such Prospectuses may be revised or supplemented from time to time:

NETS™ S&P/ASX 200 Index Fund (Australia)	NETS™ PSI 20® Index Fund (Portugal)
NETS™ BEL 20® Index Fund (Belgium)	NETS™ RTS Index Fund (Russia)
NETS™ Hang Seng China Enterprises Index Fund	NETS™ FTSE Singapore Straits Times Index Fund
NETS™ CAC40® Index Fund (France)	NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ DAX® Index Fund (Germany)	NETS™ TSEC Taiwan 50 Index Fund
NETS™ Hang Seng Index Fund (Hong Kong)	NETS™ FTSE SET 30 Index Fund (Thailand)
NETS™ ISEQ 20 Index Fund (Ireland)	NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ TA-25 Index Fund (Israel)	NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ S&P/MIB Index Fund (Italy)	NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ TOPIX Index Fund (Japan)	NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ FTSE Bursa Malaysia 100 Index Fund	NETS™ Tokyo Stock Exchange REIT Index Fund
NETS™ AEX-index® Fund (The Netherlands)
The applicable Prospectus for the various Funds of the Trust included in this Additional Statement are each dated [                    ], 2008. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, Foreside Fund Services, LLC (“Distributor”), at [Two Portland Square, Portland, ME 04101], calling 1-866-928-NETS or visiting www.netsetfs.com. NETS™ is a trademark of Northern Trust Investments, N.A. (“NTI”).

GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS
     The Trust currently consists of 23 investment portfolios. The Trust was formed as a Maryland Business Trust on October 29, 2007 and is authorized to have multiple series or portfolios. The Trust is a management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This Additional Statement relates to the following funds (each, a “Fund” and collectively, the “Funds”):
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ CAC40® Index Fund (France)
NETS™ DAX® Index Fund (Germany)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ ISEQ 20 Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ TOPIX Index Fund (Japan)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ TSEC Taiwan 50 Index Fund
NETS™ FTSE SET 30 Index Fund (Thailand)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ Tokyo Stock Exchange REIT Index Fund
     The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). Each Fund is managed by NTI, a subsidiary of The Northern Trust Company (“TNTC”).
     The Funds offer and issue shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares of the Funds are listed and traded on national securities exchanges (each, a “Listing Exchange”) as follows:

FUND	EXCHANGE
NETS™ S&P/ASX 200 Index Fund (Australia)	Amex
NETS™ BEL 20® Index Fund (Belgium)	NYSE Arca
NETS™ Hang Seng China Enterprises Index Fund	NYSE Arca
NETS™ CAC40® Index Fund (France)	NYSE Arca
NETS™ DAX® Index Fund (Germany)	Amex
NETS™ Hang Seng Index Fund (Hong Kong)	NYSE Arca

FUND	EXCHANGE
NETS™ ISEQ 20 Index Fund (Ireland)	NYSE Arca
NETS™ TA-25 Index Fund (Israel)	NYSE Arca
NETS™ S&P/MIB Index Fund (Italy)	Amex
NETS™ TOPIX Index Fund (Japan)	NYSE Arca
NETS™ FTSE Bursa Malaysia 100 Index Fund	Amex
NETS™ AEX-index® Fund (The Netherlands)	NYSE Arca
NETS™ PSI 20® Index Fund (Portugal)	NYSE Arca
NETS™ RTS Index Fund (Russia)	Amex
NETS™ FTSE Singapore Straits Times Index Fund	Amex
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	Amex
NETS™ TSEC Taiwan 50 Index Fund	Amex
NETS™ FTSE SET 30 Index Fund (Thailand)	Amex
NETS™ FTSE 100 Index Fund (United Kingdom)	Amex
NETS™ Dow Jones Wilshire 4500 Index Fund	Amex
NETS™ Dow Jones Wilshire Global ex-US Index Fund	NYSE Arca
NETS™ Dow Jones Wilshire Global Total Market Index Fund	NYSE Arca
NETS™ Tokyo Stock Exchange REIT Index Fund	NYSE Arca
     Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [___] or multiples thereof.
     The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Currently, the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund require purchases and redemptions of the respective Fund’s shares in U.S. dollars rather than on an in-kind basis. Shares may be issued in advance of receipt of Portfolio Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 110%, which NTI may change from time to time, of the market value of the missing Portfolio Securities. See the Purchase and Redemption of Creation Units section of this Additional Statement. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION
EXCHANGE LISTING AND TRADING
     A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the applicable Prospectus in the “Shareholder Information” section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
     Shares of each Fund are listed for trading on at least one Listing Exchange, such as the American Stock Exchange LLC (“AMEX”) or NYSE Arca, Inc. and NYSE Arca Marketplace, LLC (collectively, “NYSE Arca”) and trade throughout the day on the Listing Exchange and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.
     As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
     In order to provide additional information regarding the indicative value of shares of each Fund, a Listing Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for each Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.
     An IOPV has an equity securities value component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.
     In addition to the equity component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable home foreign currency.
     The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
     Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio. Each Fund will normally invest at least 90% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Euro Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. Each Fund may also invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index but which NTI believes will help the Fund track its Underlying Index.
     The NETS™ BEL 20® Index Fund (Belgium), NETS™ Hang Seng China Enterprises Index Fund, NETS™ DAX® Index Fund (Germany), NETS™ Hang Seng Index Fund (Hong Kong), NETS™ ISEQ 20 Index Fund (Ireland), NETS™ TA-25 Index Fund (Israel), NETS™ S&P/MIB Index Fund (Italy), NETS™ TOPIX Index Fund (Japan), NETS™ FTSE Bursa Malaysia 100 Index Fund, NETS™ AEX-index® Fund (The Netherlands), NETS™ PSI 20® Index Fund (Portugal), NETS™ RTS Index Fund (Russia), NETS™ FTSE Singapore Straits Times Index Fund, [ NETS™ FTSE SET 30 Thailand Index Fund,] NETS™ Dow Jones Wilshire 4500 Index Fund, NETS™ Dow Jones Wilshire Global ex-US Index Fund, NETS™ Dow Jones Wilshire Global Total Market Index Fund and NETS™ Tokyo Stock Exchange REIT Index Fund engage in representative sampling, which is investing in a representative sample of securities in the Underlying Index, selected by NTI to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.
     The NETS™ S&P/ASX 200 Index Fund (Australia), NETS™ CAC40® Index Fund (France), NETS™ FTSE/JSE Top 40 Index Fund (South Africa), NETS™ TSEC Taiwan 50 Index Fund and NETS™ FTSE 100 Index Fund (United Kingdom) engage in a replication strategy, which is investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. These Funds may utilize a representative sampling strategy with respect to their Underlying Index when a replication strategy might be detrimental to its beneficial owners, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow a Fund’s Underlying Index.
     Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts based on securities in the Underlying Index. Each Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.
     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.
     DEPOSITARY RECEIPTS. Each Fund will normally invest at least 90% of its total assets in the securities of its Underlying Index and in Depositary Receipts based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

     To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depository Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. A Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
     NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. Each Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. Each Fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies. Additionally, some Funds invests substantially all of its assets within the equity markets of a single country outside the U.S.
     Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.
     SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by NTI); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “A-1” by Standard & Poors Rating Service (“S&P”) or, if unrated, of comparable quality as determined by NTI; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of NTI, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis.
     Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.
     Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.
     Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
     EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. Each Fund may invest up to 10% of its total assets in swap contracts.
     A Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
     Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Funds also may enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of a Fund and another party to make or receive payments in specific currencies.
     Some transactions are entered into on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. A Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, other transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
     A Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P, or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.
     The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
     FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.
     Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.
     Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

     FOREIGN INVESTMENTS. Each Fund, except the NETS™ Dow Jones Wilshire 4500 Index Fund, may invest predominately in foreign securities.
     Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.
     There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.
     To the extent permitted by their investment policies, the Funds may invest their assets in countries with emerging economies or securities markets. These countries are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and more likely to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations.
     Unanticipated political, economic or social developments may affect the value of a Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.
     A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Funds may expose them to risks independent of their securities positions.
     Dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See “Taxes” on page [___].
     The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.
     Certain Funds may invest a significant percentage of their assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Japan. Japan’s economy grew substantially after World War II. In recent years, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Japan has also experienced stagnant consumer demand and higher unemployment rates. In response to these conditions, Japan has attempted to implement changes regarding high wages and taxes, currency valuations, structural rigidities, political reform and the deregulation of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. In recent years, the credit rating of Japanese government debt has been downgraded as concern increased regarding the slow progress in implementing effective structural economic reform.
     Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. The recent increases in the price of crude oil, a substantial rise in other commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates. In 2003, Japan’s Financial Services Agency established the Industrial Revitalization Corporation Japan (“IRCJ”) to assist in cleaning up the non-performing loans of the Japanese banking sector. The IRCJ is modeled after the Resolutions Trust Corporation, which was created in the United States to address the savings and loans crisis, and is scheduled to complete its work and be dissolved in 2008. However, several banks paid back all their public money in 2006. Recent economic performance has shown improvements with positive growth in gross domestic product in 2004 and 2005 and a reduction in non-performing loans since 2002.
     The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.
     The common stock of many Japanese companies historically has traded at high price-earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price-earnings ratios of Japanese companies with those of companies in other countries, especially the United States. In addition, Japan’s relatively high degree of equity security cross-holdings between banks and corporations sometimes distorts supply/demand conditions of certain securities. Such distortions may lead to higher price-earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.
     FUTURES CONTRACTS AND RELATED OPTIONS. To the extent consistent with its investment policies, each Fund may invest in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.
     The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds. The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirement of the Internal Revenue Code of 1986, as amended (the “Code”) for maintaining their qualifications as regulated investment companies for federal income tax purposes.
     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the “NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission’s (the “CFTC”) regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
     In connection with a Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.
     For a further description of futures contracts and related options, see Appendix B to this Additional Statement.
     ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, each Fund may invest up to 15% of its net assets in securities that are illiquid. The Funds may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.
     INVESTMENT COMPANIES. With respect to the investments of the Funds in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Pursuant to an exemptive order, these limits will not apply to the investment of securities lending collateral by the Funds in certain investment company portfolios advised by NTI or its affiliates. In addition, pursuant to the exemptive order, the Funds may invest their uninvested cash balances in shares of affiliated money market portfolios to the extent that a Fund’s aggregate investment of such balances in such portfolios does not exceed 25% of the Fund’s total assets. Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Funds’ investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Adviser conduct the Funds’ investment in ETFs without regard to any consideration received by the Funds or any of their affiliated persons and (ii) the Investment Adviser certify to the Board quarterly that it has not received any consideration in connection with an investment by the Funds in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Adviser.
     Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.
     If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.
     MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.
     OPTIONS. Each Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
     Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
     The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a

Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.
     All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.
     With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.
     A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.
     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
     There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
     REAL ESTATE INVESTMENT TRUSTS. To the extent consistent with its investment policies, each Fund may invest in equity real estate investment trusts (“REITs”). The NETS™ Tokyo Stock Exchange REIT Fund invests substantially all of its assets in REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.
     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.
     REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.
     REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.
     SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and a Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.
     TRACKING VARIANCE. As discussed in the Prospectuses, the Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s designated index or the manner in which the index is calculated or because the indexing and investment approach of the Investment Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. In the event the performance of a Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.
     WARRANTS. To the extent consistent with its investment policies, each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.
THE INDICES
S&P/ASX 200 Index
     The S&P/ASX 200 Index is recognized as the investable benchmark in Australia. Index constituents are drawn from eligible companies listed on the Australian Stock Exchange. With approximately 78% coverage of the Australian equities market, this capitalization-weighted index is a component of the Australian indices that could be used as building blocks for portfolio construction. The public float of index constituent companies is adjusted to reflect only those shares available for investment by the general public. This index is maintained by the S&P Australian Index Committee, comprised of five members representing both the Australian Stock Exchange and

Standard & Poor’s. They follow a set of published guidelines and policies that provide the transparent methodologies used to maintain the indices.
BEL 20®
     The BEL 20® is a real-time basket index consisting of the twenty most liquid Belgian shares listed on Euronext Brussels and serves as the blue-chip index for Euronext Brussels. The weight of the index constituents is based on their market capitalization adjusted for free-float by using the FTSE free-float banding system. This free-float is a measure (in %) for the part of the issued shares of the company that are available to the public for trading. In order to qualify for inclusion in the index, the annual free-float velocity of an index candidate should at least be equal to 30% to qualify for entry in the index whereas existing index members should at least have a free-float velocity of 25% in order to stay in the index at the annual review. Velocity is calculated by taking the sum of the daily division of the number of shares traded by the outstanding number of shares existing the same day, for the twelve previous months.
Hang Seng China Enterprises Index
     The Hang Seng China Enterprises Index is a free-float adjusted capitalization-weighted stock market index of Chinese enterprises traded primarily on the Stock Exchange of Hong Kong. The calculation methodology of the Hang Seng China Enterprises Index (H-shares Index) has been changed from full-market capitalization to a free-float adjusted market capitalization-weighted methodology. The data used for free-float adjustment are taken from publicly available sources, including annual reports and Securities Notification History Reports from Hong Kong Exchanges and Clearing Limited. A 15% cap on individual stock weights has also been applied to address the issue of dominance, if any, of selected stocks in the index following the free-float adjustment.
CAC40®
     The CAC40® is a narrowly-based, modified capitalization-weighted index of 40 companies listed on the Paris Bourse. The CAC40® is the main benchmark for Euronext Paris. Tracking a sample of blue chip stocks, its performance is closely correlated to that of the market as a whole. The index contains 40 stocks selected among the top 100 market capitalization stocks and the most active stocks listed on Euronext Paris, and are the underlying asset for options and futures contracts. As of December 1, 2003, the index has become a free-float weighted index.
DAX® Index
     The DAX® Index reflects the segment of blue chips admitted to the Prime Standard Segment and comprises the 30 largest and most actively traded companies that are listed at the Frankfurt Stock Exchange (FWB®). The index is open to companies with juristic headquarters or operating headquarters in Germany or to companies with a major share of their stock exchange turnover at the FWB and juristic headquarters in the European Union or in an European Free Trade Association state. The DAX was conceived as the successor to the Börsen-Zeitung Index, with a historical time series dating back until 1959.
Dow Jones Wilshire Global ex-US Index
     The Dow Jones Wilshire Global ex-US Index consists of global equity issues with readily available prices for non-US markets. The Dow Jones Wilshire Global ex-US Index is the most comprehensive measure of the equity markets for ex-US economies. This comprehensive benchmark is designed to measure the performance of global equity securities with readily available prices. As of June 18, 2007, the global family covers 57 countries and more than 12,000 securities. The global composite index, the Dow Jones Wilshire Global Total Market IndexSM, is the bottom-up aggregate of the country indexes. The country indexes are maintained at and can be aggregated into a variety of market segment indexes including regional, size (large-cap, mid-cap and small-cap) and sector/industry groups. The Dow Jones Wilshire Global ex-US Index is weighted by float-adjusted market capitalization. Each index of the Dow Jones Wilshire family is constructed according to four basic steps: selecting the eligible countries, identifying the broad market, defining the investable universe and selecting the components.

Dow Jones Wilshire Global Total Market Index
     The Dow Jones Wilshire Global Index Family provides the broadest coverage of the world’s equity markets with a consistent rules-based methodology. This comprehensive benchmark series is designed to measure the performance of global equity securities with readily available prices. As of June 18, 2007, the global family covers 58 countries and more than 12,000 securities. The global composite index, the Dow Jones Wilshire Global Total Market IndexSM, is the bottom-up aggregate of the country indexes. The country indexes are maintained at and can be aggregated into a variety of market segment indexes including regional, size (large-cap, mid-cap and small-cap) and sector/industry groups. The Dow Jones Wilshire Global Total Market Index is weighted by float-adjusted market capitalization. Each index of the Dow Jones Wilshire family is constructed according to four basic steps: selecting the eligible countries, identifying the broad market, defining the investable universe and selecting the components.
Hang Seng Index
     The Hang Seng Index is a free-float adjusted market capitalization-weighted stock index comprised of the largest companies of the Hong Kong stock market and is one of the main indicators of the overall market performance in Hong Kong. A 15% cap on individual stock weights has also been applied to address the issue of dominance, if any, of selected stocks in the index following the free-float adjustment. The Hang Seng Index is widely used as the base index for various derivatives products. Hang Seng Index futures contracts were introduced by the Hong Kong Futures Exchange in 1986, followed by the introduction of index option contracts based on the Hang Seng Index in 1993. In 1999, the first ETF adopting the Hang Seng Index as its base index was listed on the Stock Exchange of Hong Kong.
ISEQ 20®
     The ISEQ 20® represents the 20 most liquid and largest capped equities quoted on the Irish Stock Exchange. The calculation methodology is based on industry best practice, a model which can be tracked accurately and easily. Only free-float shares are included in index calculation and are applied at the start of each quarterly rebalance period. When calculating free-float, two types of shareholders are excluded; firstly shares held by interested parties (strategic holdings, directors, employee holdings etc.) and secondly shareholders of a significant portion of the issued shares. The Irish Stock Exchange has developed a regime for monitoring free-float on a quarterly basis.
TA-25 Index
     The Tel-Aviv 25 Index is comprised of stocks of 25 of the largest companies traded primarily on the Tel-Aviv Stock Exchange.
S&P/MIB Index
     The S&P/MIB Index, developed by Standard & Poor’s and Borsa Italiana, is the primary benchmark index for the Italian equity markets. Capturing approximately 80% of the domestic market capitalization, the index is comprised of highly liquid, leading companies across leading sectors in Italy. The index currently measures the performance of 40 equities in Italy and seeks to replicate the broad sector weights of the Italian stock market. The index is derived from the universe of stocks trading on the Italian Exchange. The index is market-capitalization weighted after adjusting constituents for free-float. This index is maintained by the S&P Index Committee, whose members include Standard & Poor’s economists and index analysts. It follows a set of published guidelines and policies that provide transparent methodologies used to maintain the index.

TOPIX Index
     The TOPIX, also known as the Tokyo Stock Price Index, is a free-float adjusted, market capitalization-weighted index that is calculated based on all the domestic common stocks listed on the Tokyo Stock Exchange First Section. The TOPIX Index consists of over 1,500 of the largest Japanese companies that are listed on the Tokyo Stock Exchange. The index is supplemented by the sub-indices of 33 industry sectors. The index calculation excludes temporary issues and preferred stocks.
Tokyo Stock Exchange REIT Index
     The Tokyo Stock Exchange (TSE) has calculated and published the Tokyo Stock Exchange REIT Index since April 1, 2003. The Tokyo Stock Exchange REIT Index is a market capitalization-weighted index consisting of all REITs traded primarily on the TSE and is calculated with the same methodology used for the calculation of TOPIX (Tokyo Stock Price Index). The Tokyo Stock Exchange REIT Index is composed only of REITs; no TOPIX Index constituents are included.
FTSE Bursa Malaysia 100 Index
     The FTSE Bursa Malaysia 100 Index is a market capitalization-weighted index comprised of the constituent stocks issuers of the FTSE Bursa Malaysia Large 30 Index and the FTSE Bursa Malaysia Mid 70 Index, thus including the 100 largest companies in the FTSE Bursa Malaysia EMAS Index by full market capitalization. The stocks are all listed on the Main Board of the Bursa Malaysia and are liquidity screened and free-float weighted to ensure that only the investable opportunity set is included within the indices. Transparent, independently governed and freely available index rules are overseen by an independent committee of leading market professionals.
AEX-index®
     The AEX-index® is a price-weighted index consisting of shares of the 25 leading companies listed on Euronext Amsterdam. The AEX-index® consists exclusively of shares issued by companies that have been admitted to listing on Euronext Amsterdam’s Official Market. The companies included in the AEX-index® are selected on the basis of the value of regulated turnover in their most traded class of shares on Euronext Amsterdam. Companies with more than one listing on Euronext Amsterdam will not be included more than once in the AEX-index®. When selecting a particular class of a company’s shares for inclusion in the index, the class of shares with the highest value of regulated turnover will be selected.
PSI 20®
     The PSI 20® is the Portuguese benchmark index, reflecting the evolution of the prices of the 20 largest and most liquid share issues selected from the universe of companies listed on the Portuguese Main Market. The PSI 20® constituent weights are adjusted for free float and are limited to 15% of the index capitalization on the periodic review date. The PSI 20® was launched to act as a benchmark for the Portuguese equity market and to act as the underlying index for futures and options contracts.
RTS Index
     The RTS Index includes the most highly capitalized, locally listed blue chip stocks. In association with Standard & Poor’s, the Russian Trading System (RTS) created the RTS Index, which captures more than 85% of Russia’s market capitalization and is the most widely recognized and followed equity indicator by both Russian retail and international professional investors. The index is traded in US dollars and includes 50 of the largest and most liquid equities listed on the RTS. Constituents’ weights are capped at 15% of the index to avoid any one company dominating the index. All RTS traded securities are analyzed to ensure that they meet the selection criteria of daily average trading volume, daily average number of transactions and certain other liquidity measures.

FTSE Singapore Straits Times Index
     The FTSE Singapore Straits Times Index is a market capitalization-weighted index comprised of 50 of the most liquid stocks, as measured by an average daily traded value, traded primarily on the Singapore Exchange.
FTSE/JSE Top 40 Index
     The FTSE/JSE Top 40 Index is a free-float adjusted, market capitalization-weighted index consisting of the 40 largest companies traded primarily on the Johannesburg Stock Exchange. The number of constituents in this index is maintained at a constant level. Companies that have a full listing on the main board of the JSE Securities Exchange South Africa are eligible for inclusion in the FTSE/JSE Africa Index Series. The index will be reviewed and adjusted if necessary upon identification of information which necessitates a change in free-float weighting or following a corporate event.
FTSE SET 30 Index
     The FTSE SET 30 Index consists of the top 30 companies on the Stock Exchange of Thailand when ranked by full market capitalization that pass the relevant investability screens.
TSEC Taiwan 50 Index
     The TSEC 50 is a market capitalization-weighted index consisting of 50 of the most highly capitalized stocks traded primarily on the Taiwan Stock Exchange and represents nearly 70% of the Taiwanese market. Stocks are liquidity screened and free-float weighted to ensure that only the investable opportunity set is included within the indices. Regular index reviews are conducted to ensure that a continuous and accurate representation of the market is maintained.
FTSE 100 Index
     The FTSE 100 Index is designed to represent the performance of UK companies, providing investors with a comprehensive and complementary set of indices that measure the performance of all capital and industry segments of the UK equity market. The FTSE 100 Index is a free-float adjusted, market capitalization-weighted index consisting of shares of the largest 100 stocks traded primarily on the London Stock Exchange’s SETS trading system. Stocks are screened for liquidity and free-float weighted to ensure that only the investable opportunity set is included within the index. The index is managed according to a transparent and public set of index rules and overseen by an independent committee of leading market professionals.
Dow Jones Wilshire 4500 Completion Index
     The Dow Jones Wilshire 4500 Completion Index is designed to represent all U.S.-headquartered equity securities that have readily available prices. The Dow Jones Wilshire 4500 Completion Index is a subset of the Dow Jones Wilshire 5000 Composite Index and excludes components of the S&P 500. The indexes are weighted by both full market capitalization and float-adjusted market capitalization. Shares outstanding for multiple classes of stock are combined into the primary issue’s shares outstanding to reflect the company’s total market capitalization. Float adjustments are based on block ownership of each class of stock, and then are combined to determine total float for a company’s combined shares. Float-adjustment factors will be implemented only if the blocked shares are greater than 5% of the company’s total shares outstanding.

INVESTMENT RESTRICTIONS
     Each Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares as described in “Description of Shares” on page [___].
No Fund may:
1)	Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

2)	Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or from acquiring securities of real estate investment trusts or other issuers that deal in real estate.

3)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

4)	Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

5)	Borrow money, except that to the extent permitted by applicable law (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act.

6)	Issue any senior security, except as permitted under the 1940 Act, as amended and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry of group of industries), except that (i) the NETS™ Tokyo Stock Exchange REIT Index Fund will concentrate its investments in the real estate industry and (ii) a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

     Notwithstanding other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

     For the purposes of Investment Restrictions Nos. 1 and 5 above, the Funds expect that they would be required to file an exemptive application with the SEC and receive the SEC’s approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of the date of this Additional Statement, the Funds had not filed such an exemptive application.
     [As of [___], 2008, as a result of the policy with respect to industry concentration, each of the following Funds was concentrated (that is, held 25% or more of its total assets) in the industries specified:]

Fund	Industry(ies)
[to be provided]	[to be provided]
     For the purpose of industry concentration, in determining industry classification, a Fund may use one of the following: the Bloomberg Industry Group Classification, Standard & Poors, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes, Global Industry Classification Standard or the Morgan Stanley Capital International industry classification titles. For the purpose of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based upon the nature of the underlying assets.
     Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 5) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction No. 5, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.
CONTINUOUS OFFERING
     The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
PORTFOLIO HOLDINGS
     The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy provides that neither the Funds nor their Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website. Under the policy, each business day portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website. The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem shares (“Northern Exemptive Order”). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances. Third-party recipients will be required to keep all portfolio holdings information confidential and prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of a Fund) only upon approval by the CCO, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the disinterested Trustees’ counsel, Bell Boyd & Lloyd, LLP, the Funds’ financial printers, Bowne & Co., Inc. and Command Financial Press, and the Funds’ proxy voting service, Institutional Shareholder Services Inc.; [certain rating and ranking organizations; and the following vendors that provide portfolio analytical tools, Lipper Analytical Services, Inc.                                        ]. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with a Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.
     Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.
     Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
     The business and affairs of the Trust are managed under the direction of the Trustees. Set forth below is information about the Trustees and Officers of the Funds. A brief statement of their present positions and principal occupations during the past five years is also provided. As of the date of this Statement of Additional Information, each Trustee oversees the 23 portfolio of the NETS Trust.
NON-INTERESTED TRUSTEES

NAME, ADDRESS (1), AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF
SERVICE AS		OTHER DIRECTORSHIPS
TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	HELD BY TRUSTEE(3)

Theodore A. Olson Age: 68 Trustee since 2007	Director and Member of Finance Committee of Clara Abbott Foundation since 2002; Retired since 1999; Director of The Hundred Club of Lake County (not for profit) since 1989.	Trustee and Chairman of NT Alpha Strategies Fund since 2004 .

Ralph F. Vitale Age: 59 Trustee since 2007 Chairman since Jan. 2008	Director of Boston Rheology, LLC since 2005; Director of Boxford Housing Trust from 2004 to 2006; Executive Vice President of Securities Finance for State Street Corporation from 1997 to 2003 (retired since 2003).	Trustee of NT Alpha Strategies Fund since 2006.

John J. Masterson Age: 48 Trustee since 2007	Partner and Managing Director for Global Securities Department of Goldman Sachs & Company from 2002 to 2007 (retired since 2007); Member of Board of Directors of Boston Global Advisors (agency lending) from 2002 to 2006.	Trustee of NT Alpha Strategies Fund since 2007.

(1)	Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Bell, Boyd & Lloyd LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote).

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

INTERESTED TRUSTEE

NAME, ADDRESS (1), AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF
SERVICE AS		OTHER DIRECTORSHIPS
TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	HELD BY TRUSTEE(3)

Michael A. Vardas, Jr.(4) Age: 46 Trustee since 2007	Managing Director, Northern Trust Investments, N.A., from 2005 to present; Senior Vice President and Head of Global Securities Lending, The Northern Trust Company, from 2002 to 2005.	None

(1)	Mr. Vardas may be contacted by writing to him at 50 S. LaSalle St., Chicago, Illinois 60603.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote).

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4)	An “interested person,” as defined by the 1940 Act. Mr. Vardas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

     OFFICERS OF THE TRUST

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
TRUST AND LENGTH
OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael A. Vardas, Jr. Age: 46 50 South LaSalle Street Chicago, IL 60603 President since 2007	Managing Director, Northern Trust Investments, N.A., from 2005 to present; Senior Vice President and Head of Global Securities Lending, The Northern Trust Company, from 2002 to 2005.

Craig R. Carberry, Esq. Age: 47 50 South LaSalle Street Chicago, IL 60603 Secretary since 2007	Senior Attorney at The Northern Trust Company since May 2000.

Peter K. Ewing Age: 48 65 East 55th Street, 24th Floor New York, NY 10022 Vice President and CFO since 2007	Senior Vice President, Northern Trust Investments, N.A. and Senior Vice President, The Northern Trust Company, from November 2006 to present; Managing Director of Product Development and other positions, PlusFunds Group, Inc., from August 2003 to June 2006; Director of Investment Products, Rydex Capital Partners, from February 2002 to August 2003.

Chad Rakvin Age: 36 65 East 55th Street, 24th Floor New York, NY 10022 Vice President since 2007	Global Equity Index Director, The Northern Trust Company, from 2004 to present; Principal, Head of Index Research, Barclays Global Investors, from 1999 to 2004.

Steven A. Schoenfeld 65 East 55th St., 24th Fl. New York, NY 10022 Age: 45 Vice President since 2007	Chief Investment Officer, Northern Trust Global Investments, from 2006 to present; Chief Investment Strategist, Northern Trust Global Investments, from 2004 to 2006; Founder and Managing Partner, Global Index Strategies Inc., from 2003 to 2004; Chief Investment Officer, Active Index Advisors, March 2003 to November 2003; Managing Director, Barclays Global Investors, from 1996 to 2003.

Diana E. McCarthy, Esq. Age: 56 One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 Assistant Secretary since 2007	Partner in the law firm of Drinker Biddle & Reath LLP since 2002; Associate at Drinker Biddle & Reath LLP from 1994 to 2002.

Gregory L. Pickard Age: [ ] [ ] Assistant Secretary since Jan. 2008 [ ]	Vice President and Associate General Counsel, J.P. Morgan Investor Services Co. [2001] to present. [confirm] [ ]

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
TRUST AND LENGTH
OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Thomas A. Perugini Age: [___] [ ] Assistant Treasurer since Jan. 2008	Vice President of Fund Administration, Treasury and Compliance for JPMorgan Worldwide Securities Services from 2006 to present; from 2003 to 2006 [ ].

Michael Grossman Age: [ ] [ ] AML Officer since 2007	[ ]

Joseph Costello Age: [ ] [ ] Chief Compliance Officer since 2008	[ ]

(1)	Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.
     Certain officers hold comparable positions with certain other investment companies of which NTI, J.P. Morgan Investor Services Co., J.P. Morgan Chase Bank, N.A or Foreside Fund Services, LLC, or an affiliate thereof is the investment adviser, administrator, custodian, transfer agent and/or distributor.
STANDING BOARD COMMITTEES The Board of Trustees has established two standing committees in connection with its governance of the Fund: Audit and Governance.
     The Audit Committee consists of Messrs. Olson (Chairperson), Masterson and Vitale. The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee convenes to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. Mr. Olson is an audit committee financial expert and is independent for the purpose of the definition of audit committee financial expert as applicable to the Funds.
     The Governance Committee consists of Messrs. Olson, Masterson (Chairperson) and Vitale. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as non-interested Trustees, reviewing and making recommendations regarding Trustee compensation and developing policies regarding Trustee education. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of NETS Trust Governance Committee.

TRUSTEE OWNERSHIP OF FUND SHARES
     The following table shows the dollar range of shares of the Funds owned by each Trustee in the NETS™ Funds and other registered investment companies overseen by the Trustees in the NETS™ Family of Investment Companies.
Information as of December 31, 2007

		Aggregate Dollar Range of Equity
		Securities in All Registered Investment
Name of Non-		Companies Overseen by Trustee in
Interested Trustee	Dollar Range of Equity Securities in each Fund	Family of Investment Companies *
Theodore A. Olson	$0	$0

Ralph F. Vitale	$0	$0

John J. Masterson	$0	$0

		Aggregate Dollar Range of Equity
		Securities in All Registered Investment
Name of Interested		Companies Overseen by Trustee in
Trustee	Dollar Range of Equity Securities in each Fund	Family of Investment Companies *
Michael A. Vardas, Jr.	$0	$0

*	The Family of Investment Companies consists only of the NETS Trust.

TRUSTEE COMPENSATION
     The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of Board committees, plus additional fees for Board and Committee meetings attended by such Trustee. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust’s Board and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry. The Trust commenced operations as of the date of this Additional Statement and no fees were paid to the Trustees prior to such commencement. The Trust does not provide pension or retirement benefits to its Trustees.
     The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Messrs. Carberry, Costello, Ewing, Ravkin, Schoenfeld, and Vardas are officers, receive fees from the Trust as Investment Adviser.
     Drinker Biddle & Reath LLP, of which Ms. McCarthy is a partner, receives fees from the Trust for legal services.
CODE OF ETHICS

     The Trust, its Investment Adviser and principal underwriter have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.
INVESTMENT ADVISER
     Northern Trust Investments, N.A. (“NTI” or “Investment Adviser”), a subsidiary of The Northern Trust Company (“TNTC”), serves as the investment adviser of the Funds. TNTC is a direct wholly-owned subsidiary of Northern Trust Corporation, a financial holding company. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively in this Additional Statement as “Northern Trust.”
     NTI is an investment adviser registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation.
     Northern Trust is one of the nation’s leading providers of trust and investment management services. Northern Trust is one of the strongest banking organizations in the United States. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist: (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and also may provide educational material to their employees; (ii) employers who provide post-retirement Employees’ Beneficiary Associations (“VEBA”) and require investments that respond to the impact of federal regulations; (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs; and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2007, Northern Trust had assets under custody of $4.1 trillion, and assets under investment management of $757.2 billion.
     [The Trust’s Investment Advisory and Ancillary Services Agreement with the Investment Adviser (the “Advisory Agreement”) has been approved by the Board of Trustees, including the “non-interested” Trustees, and the initial shareholder of the Trust.] Under the Advisory Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for each Fund and also provides certain ancillary services. The Investment Adviser is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for NETS™ Funds). In making investment recommendations for the Funds, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Funds’ accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Funds from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank. The Advisory Agreement also provides that in selecting brokers or dealers to place orders for transactions on (i) common and preferred stocks, the Investment Adviser shall use its best judgment to obtain the best overall terms available, and (ii) on bonds and other fixed income obligations, the Investment Adviser shall attempt to obtain best net price and execution or use its best judgment to obtain the best overall terms available.
     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In assessing the best overall terms available for any transaction, the Investment Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Funds and/or other accounts over which the Investment Adviser or an affiliate exercise investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities. The Investment Adviser also may obtain economic statistics, forecasting services, industry and company analyses, portfolio strategies, quantitative data, quotation services, order management systems for certain purposes, certain news services, credit rating services, testing services, execution services, market information systems, consulting services from economists and political analysts, computer software or on-line data feeds. These services and products may disproportionately benefit other accounts (“Other Accounts”) over which the Investment Adviser or its affiliates exercise investment discretion. For example, research or other services paid for through the Funds’ commissions may not be used in managing the Funds. In addition, Other Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products or services that may be provided to the Funds and to such Other Accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products or services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. In that event, the research will effectively be paid for by client commissions that will also be used to pay for execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.
     Northern Trust and its affiliates may also receive products and services that provide both research and non-research benefits to them (“mixed-use items”). The research portion of mixed-use items may be paid for with soft dollars. When paying for the research portion of mixed-use items with soft dollars, Northern Trust makes a good faith allocation between the cost of the research portion and the cost of the non-research portion of the mixed-use items. Northern Trust will pay for the non-research portion of the mixed-use items with hard dollars.
     Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable to the Investment Adviser by the Funds. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.
     Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions and the cost of transactions may vary among different brokers. Over-the-counter transactions in equity securities also may involve the payment of negotiated commissions to brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions, which generally are fixed by applicable regulatory bodies. Many over-the-counter issues, including corporate debt and government securities, are normally traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will often deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.
     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Investment Adviser believes such practice to be in the Funds’ interests.
     On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts managed by it (including any other Fund, investment company or account for which Northern Trust acts as adviser), the Advisory Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Fund with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.
     The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under the Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses. The Advisory Agreement provides that the Investment Adviser shall not be subject to any liability in connection with the performance of its services thereunder in absence of willful malfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
     Pursuant to the Advisory Agreement, the Investment Adviser is responsible for all expenses of the Funds, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. For its services to each Fund, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

FUND	ADVISORY FEE
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ CAC40® Index Fund (France)
NETS™ DAX® Index Fund (Germany)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ ISEQ 20 Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ TOPIX Index Fund (Japan)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ TSEC Taiwan 50 Index Fund
NETS™ FTSE SET 30 Index Fund (Thailand)

FUND	ADVISORY FEE
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ Tokyo Stock Exchange REIT Index Fund
     Unless sooner terminated, the Trust’s Advisory Agreement will continue in effect with respect to a particular Fund until February 26, 2010, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Fund (as defined under “Description of Shares”). The Advisory Agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser on 60 days’ written notice.
     The Board’s considerations regarding approval of the Advisory Agreement for the Funds will be included in the Funds’ Semiannual Report to Shareholders dated April 30, 2008.
     Under a Service Mark License Agreement (the “License Agreement”) with NETS Trust, Northern Trust Corporation agrees that the name “NETS” may be used in connection with the Trust’s business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “NETS” to any other person. The License Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name “NETS.”
PORTFOLIO MANAGERS
Accounts Managed by the Portfolio Manager
     The following table describes certain information with respect to accounts for which the portfolio manager has day-to-day responsibility, including all NETS™ Funds managed by the portfolio manager.
     The table below discloses accounts within each type of category listed below for which Shaun Murphy was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2007.

			Number of
	Total		Accounts Managed	Total Assets with
	Number of		with Advisory Fee	Advisory Fee
	Accounts	Total Assets	Based on	Based on
Type of Accounts	Managed	(in Millions)	Performance	Performance
Registered Investment Companies:	10	$4,437.0	0	0
Other Pooled Investment Vehicles:	16	$15,883.9	0	0
Other Accounts:	23	$31,291.4	0	0
     The table below discloses accounts within each type of category listed below for which Chad M. Rakvin was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2007.

			Number of
	Total		Accounts Managed	Total Assets with
	Number of		with Advisory Fee	Advisory Fee
	Accounts	Total Assets	Based on	Based on
Type of Accounts	Managed	(in Millions)	Performance	Performance
Registered Investment Companies:	29	$19,407.0	0	0
Other Pooled Investment Vehicles:	46	$87,923.3	0	0
Other Accounts:	102	$31,355.8	0	0
     The table below discloses accounts within each type of category listed below for which Brent Reeder was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2007.

			Number of
	Total		Accounts Managed	Total Assets with
	Number of		with Advisory Fee	Advisory Fee
	Accounts	Total Assets	Based on	Based on
Type of Accounts	Managed	(in Millions)	Performance	Performance
Registered Investment Companies:	19	$14,970.0	0	0
Other Pooled Investment Vehicles:	30	$72,039.4	0	0
Other Accounts:	79	$64.4	0	0
Material Conflicts of Interest
     The Investment Adviser will give advice and make investment decisions for the Funds as it believes is in the fiduciary interests of the Funds. The advice or investment decisions made for the Funds may differ from, and may conflict with, advice given or investment decisions made for the Investment Adviser or its affiliates or for other funds or accounts managed by Investment Adviser or its affiliates. For example, other funds or accounts managed by Investment Adviser or its affiliates may sell short securities of an issuer in which the Funds have taken, or will take, a long position in the same securities. The subsequent short sale may result in impairment of the price of the security that the Funds hold. Conversely, a Fund may establish a short position in a security and another account managed by the Investment Adviser or its affiliates or fund may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Funds and such increase in price would be to the Funds’ detriment. Conflicts may also arise because portfolio decisions regarding a Fund may benefit the Investment Adviser or its affiliates or another account or fund managed by the Investment Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sole short by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates, and the purchase of a security or covering a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates. Actions take with respect to the Investment Adviser and its affiliates’ other funds or accounts may adversely impact the Funds, and actions taken by the Funds may benefit the Investment Adviser or its affiliates or its other funds or accounts.
Portfolio Manager Compensation Structure
     The compensation for the portfolio managers of the Funds is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. The annual incentive award is not based on performance of the Funds or the amount of assets held in the Funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.
Disclosure of Securities Ownership
     As of the date of this Additional Statement, no shares of the Funds were outstanding and the Fund’s portfolio managers did not beneficially own any shares of the Fund.
PROXY VOTING
     The Trust has delegated the voting of portfolio securities to its Investment Adviser. The Investment Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.
     A Proxy Committee comprised of senior investment and compliance officers of the Investment Adviser has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.
     The Proxy Guidelines provide that the Investment Adviser will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Investment Adviser will generally vote in favor of proposals to: (1) repeal existing classified boards and elect directors on an annual basis; (2) adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy); (3) lower supermajority shareholder vote requirements for charter and bylaw amendments; (4) lower supermajority shareholder vote requirements for mergers and other business combinations; (5) increase common share authorizations for a stock split; (6) implement a reverse stock split; and (7) approve an ESOP or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans. The Proxy Guidelines also provide that the Investment Adviser will generally vote against proposals to: (1) classify the board of directors; (2) require that poison pill plans be submitted for shareholder ratification; (3) adopt dual class exchange offers or dual class recapitalizations; (4) require a supermajority shareholder vote to approve mergers and other significant business combinations; (5) require a supermajority shareholder vote to approve charter and bylaw amendments; and (6) adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors. In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.
     Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interest of the Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

     The Investment Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Investment Adviser may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, the Investment Adviser may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Investment Adviser may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which the Investment Adviser has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. The Investment Adviser seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including without limitation the following: voting in accordance with the Proxy Guideline based recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees; or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Investment Adviser does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.
     The Investment Adviser may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at the Investment Adviser who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.
     This summary of the Trust’s Proxy Voting Policies and Proxy Guidelines is also posted in the resources section of the Trust’s website. You may also obtain, upon request and without charge, a paper copy of the Trust’s Proxy Voting Policies and Proxy Guidelines or a Statement of Additional Information by calling 866/928-NETS.
     Information regarding how the Funds voted proxies, if any, relating to portfolio securities for the most recent 12 month period ended June 30 will be available, without charge, upon request, by contacting the Adviser or by visiting the SEC’s Website.
ADMINISTRATOR
     J.P. Morgan Investor Services Co. (the “Administrator”), 73 Tremont Street, Floor 11, Boston, MA 02108, acts as Administrator for the Funds under a Fund Service Agreement with the Trust. Subject to the general supervision of the Trust’s Board of Trustees, the Administrator provides supervision of all aspects of the Trust’s non-investment advisory operations and performs various administration, compliance, accounting and regulatory services, including but not limited to: (i) providing office facilities and furnishing corporate officers for the Trust; (ii) coordination, preparation and review of financial statements; (iii) monitoring compliance with federal tax and securities laws; (iv) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust’s bills, preparing monthly reconciliation of the Trust’s expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (v) maintaining the Trust books and records in accordance with applicable statutes, rules and regulations; (vi) preparing post-effective amendments to the Trust’s registration statement; (vii) calculating each Fund’s NAV; (viii) accounting for dividends and interest received and distributions made by the Trust; and (ix) preparing and filing the Trust’s federal and state tax returns (other than those required to be filed by the Trust’s Custodian and Transfer Agent) and providing shareholder tax information to the Trust’s Transfer Agent.

     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Administrator is entitled to asset-based fees in the amount of .015% of assets under management for accounting services, .025% of assets under management for administration and compliance services, as well as other non-asset based annual fees for regulatory services. The initial term of the Administration Agreement is three years. The Trust may terminate the Administration Agreement during the initial term on sixty days written notice to the Administrator and upon payment of a termination fee equal to thirty six minus the number of months elapsed since the date the Administrator commenced providing services under the Administration Agreement times the average monthly fees paid during the six month period prior to the Trust’s notice of termination. Following the initial term the Trust may terminate the agreement on sixty days notice. Under the Advisory Agreement, the Investment Adviser has contractually assumed the Trust’s obligation to pay the fees of the Administrator.
DISTRIBUTOR
     The Trust has entered into a Distribution Agreement under which Foreside Fund Services, LLC (“Foreside”), with principal offices at Two Portland Square, Portland, ME, 04101, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. Foreside bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iii) filing fees; and (iii) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to Foreside for such distribution services. However, the Investment Advisory Agreement provides that NTI will pay Foreside compensation for the services it provides under the Distribution Agreement. The Distribution Agreement provides that the Trust will indemnify Foreside against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by Foreside, or those resulting from the willful misfeasance, bad faith or gross negligence of Foreside, or Foreside’s reckless disregard of its duties and obligations under the Distribution Agreement.
     Additionally, NTI or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.
TRANSFER AGENT
     Under its Agency Services Agreement with the Trust, J.P. Morgan Chase Bank, N.A. (“Transfer Agent”) as Transfer Agent has undertaken to perform some or all of the following services: (i) perform and facilitate the performance of purchases and redemptions of Creation Units; (ii) prepare and transmit payments for dividends and distributions; (iii) maintain shareholder records; (iv) record the issuance of shares and maintain records of the number of authorized shares; (v) prepare and transmit information regarding purchases and redemptions of shares; (vi) communicate information regarding purchases and redemptions of shares and other relevant information to appropriate parties; (vii) maintain required books and records; and (viii) perform other customary services of a transfer agent and dividend disbursing agent.
     As compensation for the services rendered by the Transfer Agent under the Agency Services Agreement the Transfer Agent is entitled to certain expenses as provided under the Agency Services Agreement and asset-based fees which are payable monthly. The initial term of the Agency Services Agreement is three years. The Trust may terminate the Agency Services Agreement during the initial term on sixty days written notice to the Transfer Agent and upon payment of a termination fee equal to thirty six minus the number of months elapsed since the date the Transfer Agent commenced providing services under the Agency Services Agreement times the average monthly fees paid during the six month period prior to the Trust’s notice of termination. Following the initial term the Trust may terminate the agreement on sixty days notice. Under the Advisory Agreement, the Investment Adviser has contractually assumed the Trust’s obligation to pay the fees of the Transfer Agent.

CUSTODIAN
     Under its Domestic Custody Agreement and the Global Custody Rider with the Trust, J.P. Morgan Chase Bank, N.A (the “Custodian”) (i) holds each Fund’s cash and securities; (ii) maintains such cash and securities in separate accounts in the name of each Fund; (iii) receives, delivers and releases securities on behalf of each Fund; (iv) collects and receives all income, principal and other payments in respect of each Fund’s investments held by the Custodian; and (v) maintains a statement of account for each account of the Trust. The Custodian may employ one or more sub-custodians, provided that the Custodian, shall be liable for direct losses due to the sub-custodian’s insolvency or the sub-custodian’s failure to use reasonable care, fraud or willful default in the provision of its services. The Custodian will enter into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Funds’ foreign securities.
     As compensation for the services rendered under the Domestic Custody Agreement and Global Custody Rider with respect to the Trust by the Custodian to each Fund, the Custodian is entitled to fees and reasonable out-of-pocket expenses. The initial term of the Domestic Custody Agreement and Global Custody Rider is three years. The Trust may terminate the Domestic Custody Agreement and the Global Custody Rider during the initial term on sixty days written notice to the Custodian and upon payment of a termination fee equal to thirty six minus the number of months elapsed since the date the Custodian commenced providing services under the Domestic Custody Agreement and the Global Custody Rider times the average monthly fees paid during the six month period prior to the Trust’s notice of termination. Following the initial term the Trust may terminate the agreement on sixty days notice. Under the Advisory Agreement, the Investment Adviser has contractually assumed the Trust’s obligation to pay the fees of the Custodian.
DESCRIPTION OF SHARES
     The Declaration of Trust of the Trust (the “Declaration”) permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes.
     Under the terms of the Declaration, each share of each Fund has a par value of $0.0001, which represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “About Your Account” in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.
     Following the creation of the initial Creation Unit Aggregation(s) of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Funds except where allocations of direct expenses can otherwise be fairly made.
     Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each Fund and other Funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund.
     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.
     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.
     The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.
     The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.
     The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.
     In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.
     Under the Maryland Business Trust Act (the “Maryland Act”), shareholders are not personally liable for obligations of the Trust. The Maryland Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of corporations incorporated in the State of Maryland. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Maryland law and may subject the shareholders to liability. To offset this risk, the Declaration: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Maryland law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.
     The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
     The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.
     The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.
     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Declaration with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.
     The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.
     Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, Officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.
BOOK-ENTRY ONLY SYSTEM
     The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus.
     The Depository Trust Company (“DTC”) Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
     DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
     Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in NETS™ shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.
     Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.
     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
     Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
     DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange on which shares are listed.
PURCHASE AND REDEMPTION OF CREATION UNITS
CREATION UNIT AGGREGATIONS
     The Trust issues and sells shares of each Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS
     General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.
     A “Business Day” with respect to each Fund is any day on which the Listing Exchange for such Fund is open for business. As of the date of this Additional Statement, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of a Fund (except for the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund, which are currently offered, in their NETS™ Creation Units solely for cash) generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s Underlying Index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit.
     NTI makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next-announced Deposit Securities composition is made available.
     The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes pursuant to changes in the composition of the Fund’s Portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by NTI with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.
     In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to NTI on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.
     Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an Authorized Participant). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.
     Purchase Order. To initiate an order for a Creation Unit of shares of a Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Funds. With respect to a Fund, the Distributor will notify NTI and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). For those Funds, the Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time(as defined below) on such Business Day.
     The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange.
     Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
     Timing of Submission of Purchase Orders. For most Funds, an Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Listing Exchange, on any Business Day in order to receive that Business Day’s NAV. An Authorized Participant must submit an irrevocable order to purchase shares of the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund by [____] p.m., Eastern Time on any Business Day in order to receive the next Business Day’s NAV. Orders to purchase shares of the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant foreign market are closed will not be accepted. In such cases, a purchase order must be submitted on the next Business Day.

[ The Distributor in its discretion may permit the submission of such orders by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. Purchase orders, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance, in accordance with the Trust’s standard Cut-Off Times as provided in the Authorized Participant Agreement and in this Additional Statement.]
     Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and NTI) to reject any order until acceptance.
     Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
     The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by NTI, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or NTI, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and NTI make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, NTI, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Funds’ Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.
     Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
     To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which NTI may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.
     In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
     Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. Currently, the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund require creations and redemptions of the respective Fund’s shares in U.S. dollars. In addition, the Trust may in its discretion make Creation Units of any of the other Funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.
     Purchase Transaction Fee. A purchase transaction fee payable to the Trust is imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

Maximum Additional
	In-Kind and	Variable Charge for
NETS™ FUND	Cash Purchase	Cash Purchase*
NETS™ S&P/ASX 200 Index Fund (Australia)		**
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ CAC40® Index Fund (France)
NETS™ DAX® Index Fund (Germany)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ ISEQ 20 Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ TOPIX Index Fund (Japan)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)

Maximum Additional
	In-Kind and	Variable Charge for
NETS™ FUND	Cash Purchase	Cash Purchase*
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ TSEC Taiwan 50 Index Fund
NETS™ FTSE SET 30 Index Fund (Thailand)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ Tokyo Stock Exchange REIT Index Fund

*	As a percentage of the value of amount invested.

**	The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities, which will not exceed [___]%.
     Redemption of Creation Units. Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough NETS™ shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of NETS™ shares to constitute a redeemable Creation Unit.
     With respect to each Fund (other than the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund, which currently redeem Creation Units solely for cash) NTI makes available through the NSCC prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.
     A redemption transaction fee payable to the Trust is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Maximum Additional
	In-kind and	Variable Charge for
NETS™ Fund	Cash Redemption	Cash Redemption*
NETS™ S&P/ASX 200 Index Fund (Australia)		**
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ CAC40® Index Fund (France)
NETS™ DAX® Index Fund (Germany)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ ISEQ 20 Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)

Maximum Additional
	In-kind and	Variable Charge for
NETS™ Fund	Cash Redemption	Cash Redemption*
NETS™ TOPIX Index Fund (Japan)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ TSEC Taiwan 50 Index Fund
NETS™ FTSE SET 30 Index Fund (Thailand)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ Dow Jones Wilshire 4500 Index Fund
NETS™ Dow Jones Wilshire Global ex-US Index Fund
NETS™ Dow Jones Wilshire Global Total Market Index Fund
NETS™ Tokyo Stock Exchange REIT Index Fund

*	As a percentage of the value of amount invested.

**	The maximum additional variable charge for cash redemptions will be a percentage of the value of the Portfolio Securities, which will not exceed [___]%

     Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request For most Funds, an Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Listing Exchange, on any Business Day in order to receive that Business Day’s NAV. An Authorized Participant must submit an irrevocable order to redeem shares of the NETS™ FTSE Bursa Malaysia 100 Index Fund and NETS™ TSEC Taiwan 50 Index Fund by [          ] p.m., Eastern Time on any Business Day in order to receive the next Business Day’s NAV. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
     [Orders to redeem Creation Unit Aggregations of funds based on domestic indexes outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Authorized Participant, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Business Day if: (i) such order is received by [___] not later than the closing time of the trading session on such Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to [___] no later than [11:00] a.m., Eastern Time, on the contracted settlement date; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash

Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.]
     Orders to redeem Creation Unit Aggregations of funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the [Fund’s Distributor] not later than the closing time of the applicable Listing Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to [___] no later than [10:00] a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A.
     A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.
     Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
     In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.
     Deliveries of redemption proceeds by the Funds generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix A, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to a Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

     If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.
     In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).
     To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 110%, which NTI may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian , and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.
     Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Listing Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.
     The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES
     The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.
     The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Code and the regulations, rulings and decision under it, as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.
FEDERAL — GENERAL INFORMATION
     Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company.
     In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which each Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which each Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.
     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund’s current and accumulated earnings and profits.
     The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, such Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by such Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.
     Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.
     If an individual trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
     Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.
     Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
BACK-UP WITHHOLDING
     In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
SECTIONS 351 AND 362
     The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, such Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
QUALIFIED DIVIDEND INCOME.
     Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and such Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.
CORPORATE DIVIDENDS RECEIVED DEDUCTION
     A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.
NET CAPITAL LOSS CARRYFORWARDS
     Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.
EXCESS INCLUSION INCOME
     Certain types of income received by a Fund from real estate investment Trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause a Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.
TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS
     The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
     In addition, in the case of any shares of a PFIC in which a Fund invests, such Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares.
SALES OF SHARES
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.
OTHER TAXES
     Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
TAXATION OF NON-U.S. SHAREHOLDERS
     Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W- 8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.
     In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.
     For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over such Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
     For foreign shareholders of a Fund a distribution attributable to such Fund’s sale of a real estate investment Trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of such Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.
REPORTING
     If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.
     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
NET ASSET VALUE
     The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined by J.P. Morgan Investor Services Co. (“Chase”) once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.
     In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Chase may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.
     The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect a Fund’s ability to track its underlying index.

DIVIDENDS AND DISTRIBUTIONS
GENERAL POLICIES
     Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a registered investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
     Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.
DIVIDEND REINVESTMENT SERVICE
     No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.
OTHER INFORMATION
COUNSEL
     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996, is counsel to the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois, 60606-4301 serves as the independent registered public accounting firm of the Trust, audits the Funds’ financial statements and may perform other services.
ADDITIONAL INFORMATION
     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.
     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

APPENDIX A
[to be updated]
     Each Fund [(except the NETS™ FTSE / JSE Top 40 Index Fund and [___])] generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (that is, days on which the [___] Exchange is open). [The NETS™ FTSE / JSE Top 40 Index Fund generally intends to effect delivery of Creation Units and portfolio securities on a basis of “T” plus five Johannesburg Stock Exchange (“JSE”) business days, since the normal settlement cycle for local securities trading in South Africa is T plus five JSE business days.][Please confirm] Each Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three or T plus five in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days [(or five JSE business days in the case of the NETS™ FTSE / JSE Top 40 Index Fund)] of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.
     The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.
NETS™ S&P/ASX 200 INDEX FUND
Regular Holidays. The dates of the regular Australian holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	May 21	Aug 15
Jan 26	Apr 9	Jun 4	Oct 1
Mar 5	Apr 25	Jun 11	Nov 6
Mar 12	May 7	Aug 6	Dec 25
Dec 26
Redemption. The Trust is not aware of a redemption request over any Australian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.
NETS™ BEL 20® INDEX FUND
Regular Holidays. The dates of the regular Belgium holidays in the calendar year 2007 are as follows:

Jan 1	May 1	May 28	Dec 25
Apr 6	May 17	Aug 15	Dec 26
Apr 9	May 18	Nov 1

Redemption. The Trust is not aware of a redemption request over any Belgium holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.
NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND
Regular Holidays. The dates of the regular Hong Kong holidays in the calendar year 2007 are as follows:

Jan 1	Apr 9	Sep 26	Dec 26
Feb 19	May 1	Oct 1	Dec 31*
Feb 20	May 24	Oct 19
Apr 5	Jun 19	Dec 24*
Apr 6	Jul 2	Dec 25
Redemption. The Trust is not aware of a redemption request over any Hong Kong holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

*No extended morning and afternoon sessions only.
NETS™ CAC40® INDEX FUND
Regular Holidays. The dates of the regular French holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Aug 15	Dec 26
Apr 6	May 8	Nov 11
Apr 9	May 17	Dec 25
Redemption. The Trust is not aware of a redemption request over any French holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.
NETS™ DAX® INDEX FUND
Regular Holidays. The dates of the regular German holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Aug 15	Dec 25
Feb 19	May 17	Oct 3	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24
Redemption. The Trust is not aware of a redemption request over any German holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.
NETS™ DOW JONES GLOBAL ex-US INDEX FUND
Regular Holidays. The dates of the regular holidays of Argentina, Australia, Austria, Belgium, Brazil, Bulgaria, Canada, Chile, China Offshore, Colombia, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Latvia, Lithuania, Malaysia, Malta, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Romania, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, and United Kingdom in the calendar year 2007 are as follows:
Argentina:

Jan 1	May 1	Aug 20	Dec 25
Apr 2	May 25	Oct 15	Dec 31
Apr 5	Jun 18	Nov 6
Apr 6	Jul 9	Dec 24
Australia:

Jan 1	Apr 6	May 21	Aug 15
Jan 26	Apr 9	Jun 4	Oct 1
Mar 5	Apr 25	Jun 11	Nov 6
Mar 12	May 7	Aug 6	Dec 25
Dec 26
Austria:

Jan 1	May 17	Oct 26	Dec 25
Apr 6	May 28	Dec 26	Dec 26
Apr 9	Jun 7	Nov 1	Dec 31
May 1	Aug 15	Dec 24
Belgium:

Jan 1	May 17	Nov 1
Apr 6	May 18	Dec 25
Apr 9	May 28	Dec 26
May 1	Aug 15
Brazil:

Jan 1	Apr 6	Sep 7	Nov 20
Jan 25	May 1	Oct 12	Dec 24
Feb 19	Jun 7	Nov 2	Dec 25
Feb 20	Jul 9	Nov 15	Dec 31
Bulgaria:

Jan 1	May 1	Sep 22	Dec 26
Mar 3	May 6	Nov 1
Apr 8	May 24	Dec 24
Apr 9	Sep 6	Dec 25

Canada:

Jan 1	May 21	Sep 3	Dec 26
Jan 2	Jun 25	Oct 8
Feb 19	Jul 2	Nov 12
Apr 6	Aug 6	Dec 25
Chile:

Jan 1	Jun 4	Sep 19	Dec 31
Apr 6	Jul 2	Oct 15
May 1	Aug 15	Nov 1
May 21	Sep 18	Dec 25
China:

Jan 1	Feb 22	Jul 4	Oct 5
Jan 15	Feb 23	Aug 20	Oct 8
Feb 15	May 1	Sep 3	Nov 12
Feb 16	May 2	Oct 1	Nov 22
Feb 19	May 3	Oct 2	Dec 25
Feb 20	May 7	Oct 3	Dec 31
Feb 21	May 28	Oct 4
Colombia:

Jan 1	May 1	Jul 20	Nov 12
Jan 8	May 21	Aug 7	Dec 25
Mar 19	Jun 11	Aug 20	Dec 31
Apr 5	Jun 18	Oct 15
Apr 6	Jul 2	Nov 5
Cyprus:

Jan 1	Aug 15	Oct 1
Czech Republic:

Jan 1	May 8	Sep 28	Dec 26
Apr 9	Jul 5	Dec 24	Dec 31
May 1	Jul 6	Dec 25
Denmark:

Jan 1	Apr 9	May 28	Dec 25
Apr 5	May 4	Jun 5	Dec 26
Apr 6	May 17	Dec 24	Dec 31
Egypt:

Jan 1	Apr 9	Jul 1	Oct 15
Jan 7	Apr 25	Jul 23	Dec 19
Apr 8	May 1	Oct 14	Dec 20
Estonia:

Jan 1	May 1	Aug 20
Feb 24	Jun 23	Dec 24
Apr 6	Jun 24	Dec 25
Finland:

Jan 1	May 1	Dec 12	Dec 26
Apr 6	May 17	Dec 24	Dec 31
Apr 9	Jun 22	Dec 25
France:

Jan 1	May 1	Aug 15	Dec 26
Apr 6	May 8	Nov 11
Apr 9	May 17	Dec 25
Germany:

Jan 1	May 1	Aug 15	Dec 25
Feb 19	May 17	Oct 3	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24

Greece:

Jan 1	Apr 9	Aug 15
Feb 19	May 1	Dec 25
Apr 6	May 28	Dec 26
Hong Kong:

Jan 1	Apr 9	Sep 26	Dec 26
Feb 19	May 1	Oct 1	Dec 31
Feb 20	May 24	Oct 19
Apr 5	Jun 19	Dec 24
Apr 6	Jul 2	Dec 25
Hungary:

Jan 1	Apr 30	Oct 22	Dec 24
Mar 15	May 1	Oct 23	Dec 25
Mar 16	May 28	Nov 1	Dec 26
Apr 9	Aug 20	Nov 2	Dec 31
Iceland:

Jan 1	Apr 9	May 28	Dec 26
Jan 2	Apr 19	Aug 6	Dec 31
Apr 5	May 1	Dec 24
Apr 6	May 17	Dec 25
India:

Jan 1	Mar 31	Jul 2	Nov 9
Jan 26	Apr 2	Aug 15	Nov 24
Jan 30	Apr 6	Aug 20	Dec 21
Feb 16	Apr 14	Aug 23	Dec 25
Mar 19	May 1	Sep 15
Mar 26	May 2	Sep 29
Mar 27	Jun 30	Oct 2

Indonesia:

Jan 1	Jun 1	Oct 18	Dec 26
Mar 19	Aug 17	Oct 19	Dec 31
Apr 6	Oct 15	Dec 20
May 2	Oct 16	Dec 24
May 17	Oct 17	Dec 25
Ireland:

Jan 1	May 1	Dec 24
Mar 19	Jun 29	Dec 25
Apr 6	Aug 15	Dec 26
Apr 9	Nov 1	Dec 31
Israel:

Mar 4	Apr 22	Sep 12	Oct 3
Apr 2	Apr 23	Sep 13
Apr 3	May 22	Sep 21
Apr 8	May 23	Sep 26
Apr 9	Jul 24	Sep 27
Italy:

Jan 1	Apr 25	Aug 15	Dec 25
Apr 6	May 1	Nov 1	Dec 26
Apr 9	Jun 29	Dec 24	Dec 31
Japan:

Jan 1	Feb 12	May 4	Oct 8
Jan 2	Mar 21	Jul 16	Nov 23
Jan 3	Apr 30	Sep 17	Dec 24
Jan 8	May 3	Sep 24	Dec 31

Jordan:

Jan 1	Jan 30	Oct 14	Dec 20
Jan 2	May 1	Oct 15	Dec 23
Jan 3	May 24	Oct 16	Dec 25
Jan 4	Sep 14	Nov 14	Dec 31
Jan 21	Oct 4	Dec 19
Latvia:

Jan 1	Apr 30	Jun 24	Dec 24
Apr 6	May 1	Nov 18	Dec 25
Apr 9	Jun 23	Nov 19	Dec 26
Lithuania:

Jan 1	Apr 9	May 7	Nov 2
Feb 16	Apr 10	Jun 24	Dec 24
Mar 11	Apr 30	Jun 25	Dec 25
Mar 12	May 1	Aug 15	Dec 26
Apr 8	May 6	Nov 1	Dec 31
Malaysia:

Jan 1	Mar 31	Jun 2	Nov 9
Jan 2	May 1	Aug 31	Dec 20
Jan 20	May 2	Oct 12	Dec 25
Feb 1	May 30	Oct 13
Feb 19	May 31	Oct 15
Feb 20	Jun 1	Nov 8
Malta:

Jan 1	Apr 6	Sep 8	Dec 25
Jan 2	May 1	Sep 21	Dec 26
Feb 10	Jun 7	Dec 8	Dec 31
Mar 19	Jun 29	Dec 13
Mar 31	Aug 15	Dec 24

Mexico:

Jan 1	Mar 21	May 1	Nov 20
Feb 5	Apr 5	Nov 2	Dec 12
Mar 19	Apr 6	Nov 19	Dec 25
Morocco:

Jan 1	May 1	Aug 20	Dec 20
Jan 11	Jul 30	Aug 21	Dec 21
Apr 2	Aug 14	Nov 6
Netherlands:

Jan 1	Apr 30	May 28
Apr 6	May 1	Dec 25
Apr 9	May 17	Dec 26
New Zealand:

Jan 1	Jan 29	Apr 9	Oct 22
Jan 2	Feb 6	Apr 25	Dec 25
Jan 22	Apr 6	Jun 4	Dec 26
Norway:

Jan 1	Apr 9	May 28	Dec 26
Apr 5	May 1	Dec 24	Dec 31
Apr 6	May 17	Dec 25
Pakistan:

Jan 1	Apr 9	May 1	Dec 25
Apr 1	May 1	May 17	Dec 31
Apr 5	May 17	May 27
Apr 6	May 27	May 28
Apr 8	May 28	Dec 24

Peru:

Jan 1	May 1	Oct 8	Dec 25
Apr 5	Jun 29	Nov 1	Dec 31
Apr 6	Aug 30	Dec 24
Philippines:

Jan 1	May 1	Nov 1	Dec 25
Apr 5	May 14	Nov 2	Dec 31
Apr 6	Jun 12	Nov 30
Apr 9	Aug 21	Dec 24
Poland:

Jan 1	May 1	Aug 15	Dec 26
Apr 6	May 3	Nov 1
Apr 9	Jun 7	Dec 25
Portugal:

Jan 1	Apr 25	Aug 15	Dec 25
Feb 20	May 1	Oct 5	Dec 26
Apr 6	Jun 7	Nov 1
Apr 9	Jun 13	Dec 24
Romania:

Jan 6	Apr 8	May 1
Russia:

Jan 1	Jan 5	Mar 9	Jun 11
Jan 2	Jan 8	Apr 30	Jun 12
Jan 3	Feb 23	May 1	Nov 5
Jan 4	Mar 8	May 9	Dec 31
Singapore:

Jan 1	Apr 6	Aug 9	Dec 20
Jan 2	May 1	Oct 13	Dec 25

Feb 19	May 2	Nov 8
Feb 20	May 31	Nov 9
Slovakia:

Jan 1	Apr 9	Jul 5	Sep 15
Jan 6	May 1	Aug 29	Nov 1
Apr 8	May 8	Sep 1
Slovenia:

Feb 8	Apr 27	Aug 15	Dec 26
Apr 8	May 1	Oct 31
Apr 9	May 27	Nov 1
South Africa:

Jan 1	Apr 9	Aug 9	Dec 25
Mar 21	Apr 27	Sep 24	Dec 26
Apr 6	May 1	Dec 17
South Korea:

Jan 1	May 1	Aug 15	Oct 3
Feb 19	May 24	Sep 24	Dec 19
Mar 1	Jun 6	Sep 25	Dec 20
Apr 5	Jul 17	Sep 26	Dec 25
Spain:

Jan 1	May 1	Oct 12	Dec 25
Apr 5	May 2	Nov 1	Dec 26
Apr 6	May 15	Nov 19
Apr 9	Aug 15	Dec 6
Sweden:

Jan 1	May 1	Jun 22	Dec 26
Apr 6	May 17	Dec 24	Dec 31
Apr 9	Jun 6	Dec 25

Switzerland:

Jan 1	May 1	Aug 1	Dec 25
Jan 2	May 17	Aug 15	Dec 26
Mar 19	May 28	Sep 6	Dec 31
Apr 6	Jun 7	Nov 1
Apr 9	Jun 29	Dec 24
Taiwan:

Jan 1	Feb 20	Apr 5	Oct 10
Feb 15	Feb 21	May 1
Feb 16	Feb 22	Jun 19
Feb 19	Feb 28	Sep 25
Thailand:

Jan 1	Apr 13	Jun 1	Dec 5
Jan 2	Apr 16	Jul 30	Dec 10
Mar 5	May 1	Aug 13	Dec 31
Apr 6	May 7	Oct 23
Turkey:

Jan 1	Apr 23	Oct 12	Dec 20
Jan 2	Aug 30	Oct 29	Dec 21
Jan 3	Oct 11	Dec 19
United Kingdom:

Jan 1	Apr 9	May 28	Dec 25
Apr 6	May 7	Aug 27	Dec 26
Redemption. The longest redemption cycle for the NETS™ Dow Jones Wilshire Global ex-US Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year 2007, the dates of the regular holidays affecting the following securities Markets present the worst-case redemption cycle for the NETS™ Dow Jones Wilshire Global ex-US Index Fund as follows:

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
Argentina	3/30/2007	4/9/2007	10

Austria	3/30/2007	4/9/2007	10

China	2/12/2007	2/26/2007	14
	2/13/2007	2/27/2007	14
	2/14/2007	2/28/2007	14
	4/26/2007	5/8/2007	12
	4/27/2007	5/9/2007	12
	4/30/2007	5/10/2007	10
	9/26/2007	10/9/2007	13
	9/27/2007	10/10/2007	13
	9/28/2007	10/11/2007	13

Denmark	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Hungary	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Indonesia	10/10/2007	10/22/2007	12
	10/11/2007	10/23/2007	12
	10/12/2007	10/24/2007	12
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/21/2007	1/2/2008	12

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
Japan	4/27/2007	5/7/2007	10
	12/26/2007	1/4/2008	9
	12/27/2007	1/7/2008	11
	12/28/2007	1/9/2008	12

Jordan	12/28/2007	1/7/2008	10
	12/31/2007	1/8/2008	8

Malaysia	5/25/2007	6/4/2007	10
	5/28/2007	6/5/2007	8
	5/29/2007	6/6/2007	8

Philippines	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8

Norway	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Portugal	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	12/31/2007	10

Russia	12/28/2007	1/9/2008	12

South Africa	4/4/2007	4/13/2007	9
	4/5/2007	4/16/2007	11
	4/20/2007	4/30/2007	10

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
	4/23/2007	5/2/2007	9
	4/24/2007	5/3/2007	9
	4/25/2007	5/4/2007	9
	4/26/2007	5/7/2007	11
	12/14/2007	12/24/2007	10
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/20/2007	12/31/2007	11
	12/21/2007	1/2/2008	12
	12/24/2007	1/3/2008	10

Switzerland	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/3/2008	13

Taiwan	2/14/2007	2/23/2007	9
Thus, in the calendar year 2007, 14 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the NETS™ Dow Jones Wilshire Global ex-US Index Fund.
NETS™ DOW JONES WILSHIRE GLOBAL TOTAL MARKET INDEX FUND
Regular Holidays. The dates of the regular holidays of Argentina, Australia, Austria, Belgium, Brazil, Bulgaria, Canada, Chile, China Offshore, Colombia, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Latvia, Lithuania, Malaysia, Malta, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Romania, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom and United States in the calendar year 2007 are as follows:
Argentina:

Jan 1	May 1	Aug 20	Dec 25
Apr 2	May 25	Oct 15	Dec 31
Apr 5	Jun 18	Nov 6
Apr 6	Jul 9	Dec 24
Australia:

Jan 1	Apr 6	May 21	Aug 15
Jan 26	Apr 9	Jun 4	Oct 1
Mar 5	Apr 25	Jun 11	Nov 6
Mar 12	May 7	Aug 6	Dec 25
Dec 26

Austria:

Jan 1	May 17	Oct 26	Dec 25
Apr 6	May 28	Dec 26	Dec 26
Apr 9	Jun 7	Nov 1	Dec 31
May 1	Aug 15	Dec 24
Belgium:

Jan 1	May 17	Nov 1
Apr 6	May 18	Dec 25
Apr 9	May 28	Dec 26
May 1	Aug 15
Brazil:

Jan 1	Apr 6	Sep 7	Nov 20
Jan 25	May 1	Oct 12	Dec 24
Feb 19	Jun 7	Nov 2	Dec 25
Feb 20	Jul 9	Nov 15	Dec 31
Bulgaria:

Jan 1	May 1	Sep 22	Dec 26
Mar 3	May 6	Nov 1
Apr 8	May 24	Dec 24
Apr 9	Sep 6	Dec 25
Canada:

Jan 1	May 21	Sep 3	Dec 26
Jan 2	Jun 25	Oct 8
Feb 19	Jul 2	Nov 12
Apr 6	Aug 6	Dec 25

Chile:

Jan 1	Jun 4	Sep 19	Dec 31
Apr 6	Jul 2	Oct 15
May 1	Aug 15	Nov 1
May 21	Sep 18	Dec 25
China:

Jan 1	Feb 22	Jul 4	Oct 5
Jan 15	Feb 23	Aug 20	Oct 8
Feb 15	May 1	Sep 3	Nov 12
Feb 16	May 2	Oct 1	Nov 22
Feb 19	May 3	Oct 2	Dec 25
Feb 20	May 7	Oct 3	Dec 31
Feb 21	May 28	Oct 4
Colombia:

Jan 1	May 1	Jul 20	Nov 12
Jan 8	May 21	Aug 7	Dec 25
Mar 19	Jun 11	Aug 20	Dec 31
Apr 5	Jun 18	Oct 15
Apr 6	Jul 2	Nov 5
Cyprus:

Jan 1	Aug 15	Oct 1
Czech Republic:

Jan 1	May 8	Sep 28	Dec 26
Apr 9	Jul 5	Dec 24	Dec 31
May 1	Jul 6	Dec 25
Denmark:

Jan 1	Apr 9	May 28	Dec 25
Apr 5	May 4	Jun 5	Dec 26
Apr 6	May 17	Dec 24	Dec 31

Egypt:

Jan 1	Apr 9	Jul 1	Oct 15
Jan 7	Apr 25	Jul 23	Dec 19
Apr 8	May 1	Oct 14	Dec 20
Estonia:

Jan 1	May 1	Aug 20
Feb 24	Jun 23	Dec 24
Apr 6	Jun 24	Dec 25
Finland:

Jan 1	May 1	Dec 12	Dec 26
Apr 6	May 17	Dec 24	Dec 31
Apr 9	Jun 22	Dec 25
France:

Jan 1	May 1	Aug 15	Dec 26
Apr 6	May 8	Nov 11
Apr 9	May 17	Dec 25
Germany:

Jan 1	May 1	Aug 15	Dec 25
Feb 19	May 17	Oct 3	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24
Greece:

Jan 1	Apr 9	Aug 15
Feb 19	May 1	Dec 25
Apr 6	May 28	Dec 26
Hong Kong:

Jan 1	Apr 9	Sep 26	Dec 26
Feb 19	May 1	Oct 1	Dec 31

Feb 20	May 24	Oct 19
Apr 5	Jun 19	Dec 24
Apr 6	Jul 2	Dec 25
Hungary:

Jan 1	Apr 30	Oct 22	Dec 24
Mar 15	May 1	Oct 23	Dec 25
Mar 16	May 28	Nov 1	Dec 26
Apr 9	Aug 20	Nov 2	Dec 31
Iceland:

Jan 1	Apr 9	May 28	Dec 26
Jan 2	Apr 19	Aug 6	Dec 31
Apr 5	May 1	Dec 24
Apr 6	May 17	Dec 25
India:

Jan 1	Mar 31	Jul 2	Nov 9
Jan 26	Apr 2	Aug 15	Nov 24
Jan 30	Apr 6	Aug 20	Dec 21
Feb 16	Apr 14	Aug 23	Dec 25
Mar 19	May 1	Sep 15
Mar 26	May 2	Sep 29
Mar 27	Jun 30	Oct 2
Indonesia:

Jan 1	Jun 1	Oct 18	Dec 26
Mar 19	Aug 17	Oct 19	Dec 31
Apr 6	Oct 15	Dec 20
May 2	Oct 16	Dec 24
May 17	Oct 17	Dec 25

Ireland:

Jan 1	May 1	Dec 24
Mar 19	Jun 29	Dec 25
Apr 6	Aug 15	Dec 26
Apr 9	Nov 1	Dec 31
Israel:

Mar 4	Apr 22	Sep 12	Oct 3
Apr 2	Apr 23	Sep 13
Apr 3	May 22	Sep 21
Apr 8	May 23	Sep 26
Apr 9	Jul 24	Sep 27
Italy:

Jan 1	Apr 25	Aug 15	Dec 25
Apr 6	May 1	Nov 1	Dec 26
Apr 9	Jun 29	Dec 24	Dec 31
Japan:

Jan 1	Feb 12	May 4	Oct 8
Jan 2	Mar 21	Jul 16	Nov 23
Jan 3	Apr 30	Sep 17	Dec 24
Jan 8	May 3	Sep 24	Dec 31
Jordan:

Jan 1	Jan 30	Oct 14	Dec 20
Jan 2	May 1	Oct 15	Dec 23
Jan 3	May 24	Oct 16	Dec 25
Jan 4	Sep 14	Nov 14	Dec 31
Jan 21	Oct 4	Dec 19
Latvia:

Jan 1	Apr 30	Jun 24	Dec 24
Apr 6	May 1	Nov 18	Dec 25
Apr 9	Jun 23	Nov 19	Dec 26

Lithuania:

Jan 1	Apr 9	May 7	Nov 2
Feb 16	Apr 10	Jun 24	Dec 24
Mar 11	Apr 30	Jun 25	Dec 25
Mar 12	May 1	Aug 15	Dec 26
Apr 8	May 6	Nov 1	Dec 31
Malaysia:

Jan 1	Mar 31	Jun 2	Nov 9
Jan 2	May 1	Aug 31	Dec 20
Jan 20	May 2	Oct 12	Dec 25
Feb 1	May 30	Oct 13
Feb 19	May 31	Oct 15
Feb 20	Jun 1	Nov 8
Malta:

Jan 1	Apr 6	Sep 8	Dec 25
Jan 2	May 1	Sep 21	Dec 26
Feb 10	Jun 7	Dec 8	Dec 31
Mar 19	Jun 29	Dec 13
Mar 31	Aug 15	Dec 24
Mexico:

Jan 1	Mar 21	May 1	Nov 20
Feb 5	Apr 5	Nov 2	Dec 12
Mar 19	Apr 6	Nov 19	Dec 25
Morocco:

Jan 1	May 1	Aug 20	Dec 20
Jan 11	Jul 30	Aug 21	Dec 21
Apr 2	Aug 14	Nov 6

Netherlands:

Jan 1	Apr 30	May 28
Apr 6	May 1	Dec 25
Apr 9	May 17	Dec 26
New Zealand:

Jan 1	Jan 29	Apr 9	Oct 22
Jan 2	Feb 6	Apr 25	Dec 25
Jan 22	Apr 6	Jun 4	Dec 26
Norway:

Jan 1	Apr 9	May 28	Dec 26
Apr 5	May 1	Dec 24	Dec 31
Apr 6	May 17	Dec 25
Pakistan:

Jan 1	Apr 9	May 1	Dec 25
Apr 1	May 1	May 17	Dec 31
Apr 5	May 17	May 27
Apr 6	May 27	May 28
Apr 8	May 28	Dec 24
Peru:

Jan 1	May 1	Oct 8	Dec 25
Apr 5	Jun 29	Nov 1	Dec 31
Apr 6	Aug 30	Dec 24
Philippines:

Jan 1	May 1	Nov 1	Dec 25
Apr 5	May 14	Nov 2	Dec 31
Apr 6	Jun 12	Nov 30
Apr 9	Aug 21	Dec 24

Poland:

Jan 1	May 1	Aug 15	Dec 26
Apr 6	May 3	Nov 1
Apr 9	Jun 7	Dec 25
Portugal:

Jan 1	Apr 25	Aug 15	Dec 25
Feb 20	May 1	Oct 5	Dec 26
Apr 6	Jun 7	Nov 1
Apr 9	Jun 13	Dec 24
Romania:

Jan 6	Apr 8	May 1
Russia:

Jan 1	Jan 5	Mar 9	Jun 11
Jan 2	Jan 8	Apr 30	Jun 12
Jan 3	Feb 23	May 1	Nov 5
Jan 4	Mar 8	May 9	Dec 31
Singapore:

Jan 1	Apr 6	Aug 9	Dec 20
Jan 2	May 1	Oct 13	Dec 25
Feb 19	May 2	Nov 8
Feb 20	May 31	Nov 9
Slovakia:

Jan 1	Apr 9	Jul 5	Sep 15
Jan 6	May 1	Aug 29	Nov 1
Apr 8	May 8	Sep 1

Slovenia:

Feb 8	Apr 27	Aug 15	Dec 26
Apr 8	May 1	Oct 31
Apr 9	May 27	Nov 1
South Africa:

Jan 1	Apr 9	Aug 9	Dec 25
Mar 21	Apr 27	Sep 24	Dec 26
Apr 6	May 1	Dec 17
South Korea:

Jan 1	May 1	Aug 15	Oct 3
Feb 19	May 24	Sep 24	Dec 19
Mar 1	Jun 6	Sep 25	Dec 20
Apr 5	Jul 17	Sep 26	Dec 25
Spain:

Jan 1	May 1	Oct 12	Dec 25
Apr 5	May 2	Nov 1	Dec 26
Apr 6	May 15	Nov 19
Apr 9	Aug 15	Dec 6
Sweden:

Jan 1	May 1	Jun 22	Dec 26
Apr 6	May 17	Dec 24	Dec 31
Apr 9	Jun 6	Dec 25
Switzerland:

Jan 1	May 1	Aug 1	Dec 25
Jan 2	May 17	Aug 15	Dec 26
Mar 19	May 28	Sep 6	Dec 31
Apr 6	Jun 7	Nov 1
Apr 9	Jun 29	Dec 24

Taiwan:

Jan 1	Feb 20	Apr 5	Oct 10
Feb 15	Feb 21	May 1
Feb 16	Feb 22	Jun 19
Feb 19	Feb 28	Sep 25
Thailand:

Jan 1	Apr 13	Jun 1	Dec 5
Jan 2	Apr 16	Jul 30	Dec 10
Mar 5	May 1	Aug 13	Dec 31
Apr 6	May 7	Oct 23
Turkey:

Jan 1	Apr 23	Oct 12	Dec 20
Jan 2	Aug 30	Oct 29	Dec 21
Jan 3	Oct 11	Dec 19
United Kingdom:

Jan 1	Apr 9	May 28	Dec 25
Apr 6	May 7	Aug 27	Dec 26
United States:

Jan 1	Apr 6	Sep 3
Jan 15	May 28	Nov 22
Feb 19	Jul 4	Dec 25
Redemption. The longest redemption cycle for the NETS™ Dow Jones Wilshire Global Total Market Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year 2007, the dates of the regular holidays affecting the following securities Markets present the worst-case redemption cycle for the NETS™ Dow Jones Wilshire Global Total Market Index Fund as follows:

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
Argentina	3/30/2007	4/9/2007	10

Austria	3/30/2007	4/9/2007	10

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
China	2/12/2007	2/26/2007	14
	2/13/2007	2/27/2007	14
	2/14/2007	2/28/2007	14
	4/26/2007	5/8/2007	12
	4/27/2007	5/9/2007	12
	4/30/2007	5/10/2007	10
	9/26/2007	10/9/2007	13
	9/27/2007	10/10/2007	13
	9/28/2007	10/11/2007	13

Denmark	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Hungary	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Indonesia	10/10/2007	10/22/2007	12
	10/11/2007	10/23/2007	12
	10/12/2007	10/24/2007	12
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/21/2007	1/2/2008	12

Japan	4/27/2007	5/7/2007	10
	12/26/2007	1/4/2008	9
	12/27/2007	1/7/2008	11
	12/28/2007	1/9/2008	12

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
Jordan	12/28/2007	1/7/2008	10
	12/31/2007	1/8/2008	8

Malaysia	5/25/2007	6/4/2007	10
	5/28/2007	6/5/2007	8
	5/29/2007	6/6/2007	8

Norway	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8
	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Philippines	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8

Portugal	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	12/31/2007	10

Russia	12/28/2007	1/9/2008	12

South Africa	4/4/2007	4/13/2007	9
	4/5/2007	4/16/2007	11
	4/20/2007	4/30/2007	10
	4/23/2007	5/2/2007	9
	4/24/2007	5/3/2007	9
	4/25/2007	5/4/2007	9
	4/26/2007	5/7/2007	11
	12/14/2007	12/24/2007	10

Country	Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/20/2007	12/31/2007	11
	12/21/2007	1/2/2008	12
	12/24/2007	1/3/2008	10

Switzerland	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/3/2008	13

Taiwan	2/14/2007	2/23/2007	9
Thus, in the calendar year 2007, 14 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the NETS™ Dow Jones Wilshire Global ex-US Index Fund.
NETS™ HANG SENG INDEX FUND
Regular Holidays. The dates of the regular Hong Kong holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	Jun 19	Oct 19
Feb 19	Apr 9	Jul 2	Dec 24*
Feb 20	May 1	Sep 26	Dec 25
Apr 5	May 24	Oct 1	Dec 26
Dec 31*
Redemption. The Trust is not aware of a redemption request over any Hong Kong holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

*No extended morning and afternoon sessions only.
NETS™ ISEQ 20 INDEX FUND
Regular Holidays. The dates of the regular Irish holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Dec 24
Mar 19	Jun 29	Dec 25
Apr 6	Aug 15	Dec 26
Apr 9	Nov 1	Dec 31
Redemption. The Trust is not aware of a redemption request over any Irish holiday that would result in a settlement period extending 7 calendar days during the calendar year 2007.

NETS™ TA-25 INDEX FUND
Regular Holidays. The dates of the regular Israeli holidays in the calendar year 2007 are as follows:

Mar 4	Apr 9	May 23	Sep 21
Apr 2	Apr 22	Jul 24	Sep 26
Apr 3	Apr 23	Sep 12	Sep 27
Apr 8	May 22	Sep 13	Oct 3
Redemption. The Trust is not aware of a redemption request over any Israeli holiday that would result in a settlement period extending 7 calendar days during the calendar year 2007.
NETS™ S&P/MIB INDEX FUND
Regular Holidays. The dates of the regular Italian holidays in the calendar year 2007 are as follows:

Jan 1	Apr 25	Aug 15	Dec 25
Apr 6	May 1	Nov 1	Dec 26
Apr 9	Jun 29	Dec 24	Dec 31
Redemption. The Trust is not aware of a redemption request over any Italian holiday that would result in a settlement period extending 7 calendar days during the calendar year 2007.
NETS™ TOPIX INDEX FUND
Regular Holidays. The dates of the regular Japanese holidays in the calendar year 2007 are as follows:

Jan 1	Feb 12	May 4	Oct 8
Jan 2	Mar 21	Jul 16	Nov 23
Jan 3	Apr 30	Sep 17	Dec 24
Jan 8	May 3	Sep 24	Dec 31
Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
4/27/2004	5/7/2007	10
12/26/2007	1/4/2008	9
12/27/2007	1/7/2008	11
12/28/2007	1/9/2008	12
Thus, in the calendar year 2007, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the NETS™ TOPIX Fund.
NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND
Regular Holidays. The dates of the regular Japanese holidays in the calendar year 2007 are as follows:

Jan 1	Feb 12	May 4	Oct 8
Jan 2	Mar 21	Jul 16	Nov 23
Jan 3	Apr 30	Sep 17	Dec 24
Jan 8	May 3	Sep 24	Dec 31

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
4/27/2007	5/7/2007	10
12/26/2007	1/4/2008	9
12/27/2007	1/7/2008	11
12/28/2007	1/9/2008	12
Thus, in the calendar year 2007, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the NETS™ Tokyo Stock Exchange REIT Index Fund.
NETS™ FTSE BURSA MALAYSIA 100 INDEX FUND
Regular Holidays. The dates of the regular Malaysian holidays in the calendar year 2007 are as follows:

Jan 1	Feb 20	May 31	Oct 13
Jan 2	Mar 31	Jun 1	Oct 15
Jan 20	May 1	Jun 2	Nov 8
Feb 1	May 2	Aug 31	Nov 9
Feb 19	May 30	Oct 12	Dec 20
Dec 25
Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
5/25/2007	6/4/2007	10
5/28/2007	6/5/2007	8
5/29/2007	6/6/2007	8
Thus, in the calendar year 2007, 10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the NETS FTSE Bursa Malaysia 100 Fund.
NETS™ AEX-INDEX® FUND
Regular Holidays. The dates of the Dutch holidays in the calendar year 2007 are as follows:

Jan 1	Apr 9	May 1	May 28
Apr 6	Apr 30	May 17	Dec 25
Dec 26
Redemption. The Trust is not aware of a redemption request over any Dutch holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

NETS™ PSI 20® INDEX FUND
Regular Holidays. The dates of the Portuguese holidays in the calendar year 2007 are as follows:

Jan 1	Apr 25	Aug 15	Dec 25
Feb 20	May 1	Oct 5	Dec 26
Apr 6	Jun 7	Nov 1
Apr 9	Jun 13	Dec 24
Redemption. A redemption request made on one of the dates set forth below would result in a settlement period exceeding 7 calendar days (examples are based on the day certain holidays occur in calendar year 2007):

Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
12/19/2007	12/27/2007	8
12/20/2007	12/28/2007	8
12/21/2007	12/31/2007	10
Thus, in the calendar year 2007, 10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the PSI 20® Index Fund
NETS™ RTS INDEX FUND
Regular Holidays. The dates of the Russian holidays in the calendar year 2007 are as follows:

Jan 1	Jan 5	Mar 9	Jun 11
Jan 2	Jan 8	Apr 30	Jun 12
Jan 3	Feb 23	May 1	Nov 5
Jan 4	Mar 8	May 9	Dec 31
Redemption. The Trust is not aware of a redemption request over any Russian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.
NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND
Regular Holidays. The dates of the Singapore holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	Aug 9	Dec 20
Jan 2	May 1	Oct 13	Dec 25
Feb 19	May 2	Nov 8
Feb 20	May 31	Nov 9
Redemption. The Trust is not aware of a redemption request over any Singapore holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

NETS™ FTSE/ JSE TOP 40 INDEX FUND
Regular Holidays. The dates of the South African holidays in the calendar year 2007 are as follows:

Jan 1	Apr 9	Aug 9	Dec 25
Mar 21	Apr 27	Sep 24	Dec 26
Apr 6	May 1	Dec 17
Redemption. A redemption request made on one of the dates set forth below would result in a settlement period exceeding 7 calendar days (examples are based on the day certain holidays occur in calendar year 2007):

Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
4/ 4/ 2007	4/ 13/ 2007	9
4/ 5/ 2007	4/ 16/ 2007	11
4/ 20/ 2007	4/ 30/ 2007	10
4/ 23/ 2007	5/ 2/ 2007	9
4/ 24/ 2007	5/ 3/ 2007	9
4/ 25/ 2007	5/ 4/ 2007	9
4/ 26/ 2007	5/ 7/ 2007	11
12/ 14/ 2007	12/ 24/ 2007	10
12/ 18/ 2007	12/ 27/ 2007	9
12/ 19/ 2007	12/ 28/ 2007	9
12/ 20/ 2007	12/ 31/ 2007	11
12/ 21/ 2007	1/ 2/ 2008	12
12/ 24/ 2007	1/ 3/ 2008	10
Thus, in the calendar year 2007, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the FTSE/ JSE Top 40 Fund
NETS™ TSEC TAIWAN 50 INDEX FUND
Regular Holidays. The dates of the Taiwanese holidays in the calendar year 2007 are as follows:

Jan 1	Feb 20	Apr 5	Oct 10
Feb 15	Feb 21	May 1
Feb 16	Feb 22	Jun 19
Feb 19	Feb 28	Sept 25
Redemption. A redemption request made on one of the dates set forth below would result in a settlement period exceeding 7 calendar days (examples are based on the day certain holidays occur in calendar year 2007):

Redemption Request Date	Redemption Settlement Date (R)	Settlement Period
2/ 14/ 2007	2/ 23/ 2007	9

Thus, in the calendar year 2007, 9 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the TSEC Taiwan 50 Fund.
NETS™ FTSE SET 30 INDEX FUND
Regular Holidays. The dates of the Thai holidays in the calendar year 2007 are as follows:

Redemption. The Trust is not aware of a redemption request over any Thai holiday that would result in a settlement period extending 7 calendar days during the calendar year 2007.
NETS™ FTSE 100 INDEX FUND
Regular Holidays. The dates of the British holidays in the calendar year 2007 are as follows:

Jan 1	Apr 9	May 28	Dec 25
Apr 6	May 7	Aug 27	Dec 26
Redemption. The Trust is not aware of a redemption request over any British holiday that would result in a settlement period extending 7 calendar days during the calendar year 2007.
NETS™ DOW JONES WILSHIRE 4500 INDEX FUND
Regular Holidays. The dates of the United States holidays in the calendar year 2007 are as follows:

Jan 1	Feb 19	May 28	Sept 3
Jan 15	Apr 6	Jul 4	Nov 22
Dec 25
Redemption. The Trust is not aware of a redemption request over any United States holiday that would result in a settlement period extending 7 calendar days during the calendar year 2007.

APPENDIX B
     As stated in the Prospectus, the Funds may enter into certain futures transactions. Some of these transactions are described in this Appendix. The Funds may also enter into futures transactions or other securities and instruments that are available in the markets from time to time.
I. Index and Security Futures Contracts
     A stock index assigns relative values to the stocks included in the index, which fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indices, such as the S&P 100® or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indices (as defined in the Commodity Futures Modernization Act of 2000) (together “security futures;” broader-based index futures are referred to as “index futures”). Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a Derivatives Transaction Execution Facility (DTEF). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated by varying degrees by the CFTC. To the extent consistent with its investment objective, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).
II. Futures Contracts on Foreign Currencies
     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index.
III. Margin Payments
     Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Funds will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Funds upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Investment Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV. Risks of Transactions in Futures Contracts
     There are several risks in connection with the use of futures by the Funds, even for futures that are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser.
     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.
     In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility, which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.
     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by Funds is also subject to the Investment Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.
     Futures purchased or sold by a Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the National Futures Association and any domestic exchange or other trading facility (including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange), nor the protective measures provided by the Securities and Exchange Commission’s rules relating to security futures. In particular, the investments of the Funds in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures trading facilities. In addition, the price of any foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
V. Options on Futures Contracts
     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option of a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.
     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See “Risks of Transactions in Futures Contracts” above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
VI. Other Matters
     The Funds intend to comply with the regulations of the CFTC exempting it from registration as a “Commodity Pool Operator.” The Funds are operated by persons who have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulations as a pool operator under such Act. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C
OTHER INFORMATION
Item 23. Exhibits

(a)	(1)	Certificate of Trust*

	(2)	Agreement and Declaration of Trust**

(b)		By-Laws of the Trust**

(c)		Not applicable

(d)	(1)	Form of Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, N.A.***

(e)	(1)	Form of Distribution Agreement between the Trust and the Distributor**

	(2)	Form of Participant Agreement**

(f)		Not applicable

(g)	(1)	Form of Custodian Agreement between the Trust and the Custodian***

	(2)	Form of Foreign Custody Agreement between the Trust and the Foreign Custodian***

(h)	(1)	Form of Transfer Agency Agreement between the Trust and the Transfer Agent***

	(2)	Form of Administration Agreement between the Trust and the Administrator***

	(3)	Form of Sublicense Agreement between the Trust and Northern Trust Investments, N.A.**

(i)		Opinion of Drinker Biddle & Reath LLP***

	(1)	Consent of Drinker Biddle & Reath LLP***

	(2)	Consent of independent public accounting firm***

(k)		Not applicable

1

(l)		Not applicable

(m)		Not applicable

(n)		Not applicable

(o)		Not applicable

(p)	(1)	Code of Ethics of the Trust**

	(2)	Code of Ethics of Northern Trust Investments, N.A.**

(q)		Powers of Attorney**

*	Incorporated herein by reference to the Initial Registration Statement filed on November 1, 2007.

**	Filed herewith.

***	To be filed as an exhibit to a pre-effective amendment.
Item 24. Persons Controlled by or Under Common Control with Registrant
     Registrant is controlled by its Board of Trustees. However, immediately prior to the contemplated public offering of each Fund’s share, the following persons may be deemed individually to control a Fund or the Trust:

[to be added by pre-effective amendment]
Item 25. Indemnification
      Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.
      [Additional indemnification information to be provided by pre-effective amendment]
      A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 26. Business and Other Connections of Investment Advisers
     Northern Trust Investments, N.A. (“NTI”) a wholly-owned subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank, serves as the investment adviser of the Funds. TNTC is a wholly-owned subsidiary of Northern Trust Corporation, a financial holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.”
     Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Adviser for inclusion in this Registration Statement.

2

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Adams, Bradford S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Abdulkarim, Walid T.	The Northern Trust Company	Vice President
Vice President

Aitcheson, James A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Allen, Darlene	The Northern Trust Company	Vice President
Vice President

Alley, Brayton B.	The Northern Trust Company	Vice President
Vice President

Alongi, David M.	The Northern Trust Company	Vice President
Vice President

Atkins, Stephen G.	The Northern Trust Company	Vice President
Vice President

Ayres, Scott R.	The Northern Trust Company	Vice President
Vice President

Azar, Frederick A.	The Northern Trust Company	Vice President
Vice President

Babich, Nancy	The Northern Trust Company	Vice President
Vice President

Balon, Jr., Richard E.	The Northern Trust Company	Vice President
Vice President

Bandar, Walid S.	The Northern Trust Company	Vice President
Vice President

Bandura, Daniel T.	The Northern Trust Company	Vice President
Vice President

Baras, Ellen G.	The Northern Trust Company	Vice President
Vice President

Baron, Tracy L.	The Northern Trust Company	Vice President
Vice President

Barr, Andrea C.	The Northern Trust Company	Vice President
Vice President

Baskin, Jeremy M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Basso, Belinda M.	The Northern Trust Company	Vice President
Vice President

3

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Beckman, Carl P.	The Northern Trust Company	Senior Vice President
Senior Vice President & Treasurer

Behar, Gregory S.	The Northern Trust Company	Vice President
Vice President

Benson, Jacquelyn M.	The Northern Trust Company	Vice President
Vice President

Bergson, Robert H.	The Northern Trust Company	Senior Vice President
Senior Vice President

Blair, Timothy P.	The Northern Trust Company	Vice President
Vice President

Bleecker, Ali K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Boeckmann, Eric Vonn	The Northern Trust Company	Vice President
Vice President

Briggs, Julia Briston	The Northern Trust Company	Vice President
Vice President

Brown, Stephanie L.	The Northern Securities, Inc.	Vice President
Vice President

Browne, Kieran	The Northern Trust Company	Vice President
Vice President

Buerckholtz, Elizabeth J.	The Northern Trust Company	Vice President
Vice President

Bukoll, Martin B.	The Northern Trust Company	Senior Vice President
Senior Vice President

Campbell, Jr., Richard C.	The Northern Trust Company	Senior Vice President
Senior Vice President

Carberry, Craig R.	The Northern Trust Company	Senior Attorney
Secretary

Carlson, Christopher W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Carlson, Mark D.	The Northern Trust Company	Senior Vice President
Senior Vice President

4

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Carlson, Robert A.	The Northern Trust Company	Vice President
Vice President

Carriere, Lisa R.	The Northern Trust Company	Vice President
Vice President

Carroll, Keith	The Northern Trust Company	Vice President
Vice President

Cary, Clinton S.	The Northern Trust Company	Vice President
Vice President

Casey, Edward J.	The Northern Trust Company	Vice President
Vice President

Chico, Michael R.	The Northern Trust Company	Vice President
Vice President

Clark, Richard L.	The Northern Trust Company	Vice President
Vice President

Cole II, John Sterling	The Northern Trust Company	Senior Vice President
Senior Vice President

Connellan, Kevin Anthony	The Northern Trust Company	Senior Vice President
Senior Vice President

Corris, David A.	The Northern Trust Company	Vice President
Vice President

Costello, Joseph H.	The Northern Trust Company	Vice President
Vice President

Cousins, Stephen J.	The Northern Trust Company	Vice President
Vice President

Cristello, John P.	The Northern Securities, Inc.	Vice President
Vice President

Cubeles, Alain	The Northern Trust Company	Senior Vice President
Senior Vice President

Czochara, Susan C.	The Northern Trust Company	Vice President
Vice President

D’Arienzo, Louis R.	Northern Trust Bank, N.A.	Vice President
Vice President

Danaher, James	The Northern Trust Company	Vice President
Vice President

DeSantis, Philip S.	The Northern Trust Company	Vice President
Vice President

5

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Dennehy II, William	The Northern Trust Company	Vice President
Vice President

Dering, Michael C.	The Northern Trust Company	Vice President
Vice President

Detray, Timothy J.	The Northern Trust Company	Vice President

Vice President

Devlin, Caroline E.	The Northern Trust Company	Vice President
Vice President

Diehl, Jr., Joseph R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Doell, John Chris	The Northern Trust Company	Vice President
Vice President

Doyle, Michael T.	The Northern Trust Company	Vice President
Vice President

Driscoll, Peter John	The Northern Trust Company	Vice President
Vice President

Drucker, Michael J.	The Northern Trust Company	Vice President
Vice President

Du Mais, Thomas P.	The Northern Trust Company	Vice President
Vice President

Dudley, Jr., Orie Leslie	The Northern Trust Company	Executive Vice President
Director, Executive	and Northern Trust Corporation	and Chief Investment Officer
Vice President & CIO

Duvall, Margret Eva	The Northern Trust Company	Vice President
Vice President

Dwyer, Patrick E.	The Northern Trust Company	Vice President
Vice President

Easow, Benjamin	The Northern Trust Company	Vice President
Vice President

6

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Egizio, Michael P.	The Northern Trust Company	Vice President
Vice President

Eidson, Shannon L.	The Northern Trust Company	Vice President
Vice President

English, Deborah S.	The Northern Trust Company	Vice President
Vice President

Everett, Steven R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Ewing, Peter, K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Fitchett, David B.	The Northern Trust Company	Vice President
Vice President

Fausto, Rosa E.	The Northern Trust Company	Vice President
Vice President

Flood, Peter J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Flowers, Joseph J.	The Northern Trust Company	Vice President
Vice President

Franklin, Carolyn D.	The Northern Trust Company	Vice President
Vice President

Freitag, Lee R.	The Northern Trust Company	Vice President
Vice President

Fronk, Christopher A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Gellen, Sophia S.	The Northern Trust Company	Vice President
Vice President

Geller, Stephanie L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Geraghty, Kim Marie	The Northern Trust Company	Former Vice President
Vice President

Gerlach, Jennifer Ann	The Northern Trust Company	Vice President
Vice President

7

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Gingras, Donna L.	Northern Trust Securities, Inc.	Senior Vice President
Senior Vice President & Controller

Gossett, Mark C.	The Northern Trust Company	Senior Vice President
Director, Senior Vice President & COO

Graham, Katherine D.	The Northern Trust Company	Vice President
Vice President

Gray, Robert S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Griffin, Michelle D.	The Northern Securities, Inc.	Vice President
Vice President

Halter, Ann M.	The Northern Trust Company	Vice President
Vice President

Hammer, Alice S.	The Northern Trust Company	Vice President
Vice President

Hammond, Scott	The Northern Trust Company	Vice President
Vice President

Hance, Geoffrey M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Hare, William A.	The Northern Trust Company	Vice President
Vice President

Harrell, Alec	The Northern Trust Company	Vice President
Vice President

Harris, Nora J.	The Northern Trust Company	Vice President
Vice President

Hausken, Philip Dale	The Northern Trust Company	Senior Vice President
Senior Vice President

Hawkins, Sheri Barker	The Northern Trust Company	Senior Vice President
Senior Vice President

Heckler, Jennifer A.	The Northern Trust Company	Vice President
Vice President

Hegyi, Kathleen L.	The Northern Trust Company	Vice President
Vice President

Heppell, Robert G.	The Northern Trust Company	Vice President
Vice President

8

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Hiemenz, Kent C.	The Northern Trust Company	Senior Vice President
Senior Vice President

Hill, Susan	The Northern Trust Company	Senior Vice President
Senior Vice President

Hockley, Jackson L.	The Northern Trust Company	Vice President
Vice President

Holland, Jean-Pierre	The Northern Securities, Inc.	Vice President
Vice President

Honig, Bruce S.	The Northern Trust Company	Vice President
Vice President

Hudson, Ylondia M.	The Northern Trust Company	Vice President
Vice President

Hyatt, William E.	The Northern Trust Company	Vice President
Vice President

Hynes, Daniel T.	The Northern Trust Company	Vice President
Vice President

Inzunza, Richard J.	The Northern Trust Company	Vice President
Vice President

Iwanicki, John W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Jackson, Tamara L.	The Northern Trust Company	Vice President
Senior Vice President

Jacobs, Peter M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Jaeger, Chrisopher J.	The Northern Trust Company	Vice President
Vice President

Jaron, Stefanie B.	The Northern Trust Company	Vice President
Vice President

Johnston, Lucia A.	The Northern Trust Company	Vice President
Vice President

9

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Joves, Evangeline Mendoza	The Northern Trust Company	Vice President
Vice President

Kalis, David P.	The Northern Trust Company	Senior Vice President
Senior Vice President

Kalp, Kathleen	The Northern Trust Company	Senior Vice President
Senior Vice President

Kanter, Ann F.	The Northern Trust Company	Vice President
Vice President

Kay, Kendall Lee	The Northern Trust Company	Senior Vice President
Senior Vice President

King III, Archibald E.	The Northern Trust Company	Senior Vice President
Senior Vice President

Koch, Deborah L.	The Northern Trust Company	Vice President
Vice President

Kollannur, Robin R.	The Northern Trust Company	Senior Vice President
Senior Vice President

Konstantos, John A.	The Northern Trust Company	Vice President
Vice President

Kordalis, Dan	The Northern Trust Company	Vice President
Vice President

Korytowski, Donald H.	The Northern Trust Company	Vice President
Vice President

Kotsogiannis, Nikolas	The Northern Trust Company	Vice President
Vice President

Kovacs, Michael R.	The Northern Trust Company	Vice President
Vice President

Krauter, Michael L.	The Northern Trust Company	Vice President
Vice President

Kresnicka, Kevin R.	The Northern Trust Company	Vice President
Vice President

10

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company
Krieg, John L.	The Northern Trust Company	Senior Vice President
Senior Vice President

Laciak, Therese M.	Northern Trust Bank, N.A.	Vice President
Vice President

Lamb, David	The Northern Trust Company	Vice President
Vice President

Laughlin, Roberta J.	The Northern Trust Company	Vice President
Vice President

Letts, Heather M.	The Northern Trust Company	Vice President
Vice President

Lewellyn, Dustin A.	The Northern Trust Company	Vice President
Vice President

Loftus, Julie M.	The Northern Trust Company	Vice President
Vice President

Logan, Lyle	The Northern Trust Company	Executive Vice President
Executive Vice President & Director

Ludwig, Jeanne M.	The Northern Trust Company	Vice President
Vice President

Lukic, Mary	The Northern Trust Company	Vice President
Vice President

Lupi, Lisa Ann	The Northern Trust Company	Vice President
Vice President

Lyons, William A.	The Northern Trust Company	Vice President
Vice President

Lyne, Cary J.	The Northern Trust Company	Senior Vice President
Senior Vice President

Marshe, Daniel James	The Northern Trust Company	Vice President
Vice President

Mastuantuono, Deborah A.	The Northern Trust Company	Vice President
Vice President

11

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Matteucci, Peter L.	The Northern Trust Company	Vice President
Vice President

McCart, Mary Jane	The Northern Trust Company	Senior Vice President
Senior Vice President

McEldowney, Douglas J.	The Northern Trust Company	Vice President
Vice President

McDonald, James D.	The Northern Trust Company	Senior Vice President
Senior Vice President

McGregor, Timothy T.	The Northern Trust Company	Senior Vice President
Senior Vice President

McHugh, David K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Mecca, Melinda S.	The Northern Trust Company	Senior Vice President
Senior Vice President

Mehta, Ashish R.	The Northern Trust Company	Vice President
Vice President

Mendel, Roger A.	The Northern Trust Company	Vice President
Vice President

Meservey, Marilyn J.	The Northern Trust Company	Vice President
Vice President & Asst. Treasurer

Michaels, Peter M.	The Northern Trust Company	Vice President
Vice President

Mirante, John P.	The Northern Trust Company	Vice President
Vice President

Misik, Tomothy A.	The Northern Trust Company	Vice President
Vice President

Mitchell, James L.	The Northern Trust Company	Vice President
Vice President

Muench, Scott O.	Northern Trust Bank, N.A.	Vice President
Vice President

12

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Murphy, Shaun D.	The Northern Trust Company	Vice President
Senior Vice President

Myre, Matthew L.	The Northern Trust Company	Vice President
Vice President

Nass, Curtis A.	The Northern Trust Company	Vice President
Vice President

Nellans, Charles J.	The Northern Trust Company	Vice President
Vice President

Nelson, Daniel J.	The Northern Trust Company	Vice President
Vice President

Nelson, Eric D.	The Northern Trust Company	Vice President
Vice President

Newman, Greg	The Northern Trust Company	Vice President
Vice President

Nickey III, William M.	The Northern Trust Company	Vice President
Vice President

O’Brien, Thomas E.	The Northern Trust Company	Vice President
Vice President

O’Connor, Eileen M.	The Northern Trust Company	Vice President
Vice President

O’Shaughnessy, Kevin J.	The Northern Trust Company	Vice President
Vice President

Peron, Matthew	The Northern Trust Company	Senior Vice President
Senior Vice President

Personette, Daniel	The Northern Trust Company	Vice President
Vice President

Phelan, Daniel J.	The Northern Trust Company	Vice President
Vice President

Pincus, Jonathan S.	The Northern Trust Company	Vice President
Vice President

Pollak, Donald R.	The Northern Trust Company	Senior Vice President
Senior Vice President

13

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Prezioso Babich, Nancy	The Northern Trust Company	Vice President
Vice President

Pries, Katie D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Quinn, Patrick D.	The Northern Trust Company	Vice President
Vice President

Quintana, Maria E.	The Northern Trust Company	Vice President
Vice President

Rakowski, Andrew F.	The Northern Trust Company	Vice President
Vice President

Rakvin, Chad M.	The Northern Trust Company	Senior Vice President
Senior Vice President

Reeder, Brent D.	The Northern Trust Company	Vice President
Vice President

Rein, Randy	The Northern Trust Company	Vice President
Vice President

Reller, Jacqueline R.	The Northern Trust Company	Vice President
Vice President

Renaud, Donna Lee	The Northern Trust Company	Vice President
Vice President

Riggins, Amy D.	The Northern Trust Company	Vice President
Vice President

Robertson, Alan W.	The Northern Trust Company	Senior Vice President
Director & Senior Vice President

Robertson, Colin A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Rocha, Heather Parkes	The Northern Trust Company	Vice President
Vice President

Rocheleau, Duane Scott	The Northern Trust Company	Senior Vice President
Senior Vice President

Rowohlt, Theresa M.	The Northern Trust Company	Vice President
Vice President

Runquist, Lori Rae	The Northern Trust Company	Senior Vice President
Senior Vice President

14

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Ryan, John D.	The Northern Trust Company	Vice President
Vice President

Ryer, Alexander D.	The Northern Trust Company	Vice President
Vice President

St. Clair, Joyce	The Northern Trust Company	Executive Vice President
Director

Santiccioli, Steven J.	The Northern Trust Company	Vice President
Vice President

Schoenfeld, Steven A.	The Northern Trust Company	Senior Vice President
Senior Vice President

Schweitzer, Eric K.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sclafani, Guy J.	The Northern Trust Company	Vice President
Vice President

Seward, Richard Raymond	The Northern Trust Company	Senior Vice President
Senior Vice President

Sewell, Verness	The Northern Trust Company	Vice President
Vice President

Skjervem, John D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sliney, Stephen P.	The Northern Trust Company	Vice President
Vice President

Sodergren, Mark C.	The Northern Trust Company	Vice President
Vice President

Southworth, Theodore T.	The Northern Trust Company	Senior Vice President
Senior Vice President

Spartz, Carol J.	The Northern Trust Company	Vice President
Vice President

Stewart, Alison W.	The Northern Trust Company	Vice President
Vice President

Stewart, Colin S.	The Northern Securities, Inc.	Vice President
Vice President

15

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Stoeber, Kurt S.	The Northern Trust Company	Vice President
Vice President

Stournaras, Peter C.	The Northern Trust Company	Senior Vice President
Senior Vice President

Streed, Robert N.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sullivan, Carol H.	The Northern Trust Company	Senior Vice President
Senior Vice President

Sullivan, Kevin P.	The Northern Trust Company	Vice President
Vice President

Swalla, Linda J.	The Northern Trust Company	Vice President
Vice President

Szaflik, Carolyn B.	Northern Trust Bank, N.A.	Vice President
Vice President

Szostak II, Jon E.	The Northern Trust Company	Vice President
Vice President

Szymanek, Frank D.	The Northern Trust Company	Senior Vice President
Senior Vice President

Taylor, Brad L.	The Northern Securities, Inc.	Vice President
Vice President

Taylor, James C.	The Northern Trust Company	Vice President
Vice President

Thomas, Sunitha C.	The Northern Trust Company	Vice President
Vice President

Tome, Craig E.	The Northern Trust Company	Vice President
Vice President

Thompson, Jane W.	The Northern Trust Company	Senior Vice President
Senior Vice President

Trethaway, Jennifer Kamp	The Northern Trust Company	Executive Vice President
Executive Vice President

16

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Turner, Betsy Licht	The Northern Trust Company	Senior Vice President
Senior Vice President

Tushman, Matthew R.	The Northern Trust Company	Vice President
Vice President

Unger, David J.	The Northern Trust Company	Vice President
Vice President

Van Alstyne, Christopher W.	The Northern Trust Company	Vice President
Vice President

Varchetto, Brett A.	The Northern Trust Company	Vice President
Vice President

Vardas, Michael A.	The Northern Trust Company	Senior Vice President
Director & Senior Vice President

Vigsnes II, Richard Allan	The Northern Trust Company	Senior Vice President
Senior Vice President

Vinje, Jens A.	The Northern Trust Company	Vice President
Vice President

Waddell, Frederick H.	The Northern Trust Company	President C&IS
Director, President & CEO

Walker, Sharon M.	Northern Trust Bank, N.A.	Vice President
Vice President

Warland, Jeff M.	The Northern Trust Company	Vice President
Vice President

Warner, Scott B.	The Northern Trust Company	Vice President
Vice President

Weller II, Andrew M.	The Northern Trust Company	Vice President
Vice President

Wennlund, Lloyd A.	The Northern Trust Company	Executive Vice President
Director and Executive	Northern Trust Securities, Inc.	President
Vice President

17

Name and Position with		Position with Other
Investment Adviser (NTI)	Name of Other Company	Company

Wilkins, Anthony E.	The Northern Trust Company	Senior Vice President
Senior Vice President

Winters, Marie C.	The Northern Trust Company	Vice President
Vice President

Wolfe, Joseph E.	The Northern Trust Company	Vice President
Vice President

Wong, Kai Yee	Northern Trust Bank, N.A.	Vice President
Vice President

Wright, Mary Kay	The Northern Trust Company	Vice President
Vice President
Item 27. Principal Underwriters
          To be provided by pre-effective amendment.
Item 28. Location of Accounts and Records
          The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of [to be provided in a pre-effective amendment]. Records for                     , the distributor, are located at [to be provided in a pre-effective amendment]. Records for                 , the admistrator, are located at [ to be provided in a pre-effective amendment]. Records for                 , the custodian and foreign custodian are located at [ to be provided in a pre-effective amendment]. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago Illinois 60603.
Item 29. Management Services
          Not Applicable.
Item 30. Undertakings
          Not Applicable.

18

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 13th day of February 2008.

NETS TRUST
By:	/s/ Michael A. Vardas, Jr.
Michael A. Vardas, Jr.
President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Michael A. Vardas, Jr. Michael A. Vardas, Jr.	President (Principal Executive Officer) and Trustee	2/13/2008

/s/ Peter K. Ewing Peter K. Ewing	Principal Financial Officer and Principal Accounting Officer	2/13/2008

/s/ John J. Masterson John J. Masterson	Trustee	2/13/2008

/s/ Theodore A. Olsen	Trustee	2/13/2008
Theodore A. Olsen

/s/ Ralph F. Vitale Ralph F. Vitale	Trustee	2/13/2008

EXHIBIT INDEX
(a)	(2)	Agreement and Declaration of Trust

(b)		By-Laws of the Trust

(e)	(1)	Form of Distribution Agreement between the Trust and the Distributor

	(2)	Form of Authorized Participant Agreement

(h)	(3)	Form of Sublicense Agreement between the Trust and Northern Trust Investments, N.A.

(p)	(1)	Code of Ethics of the Trust

	(2)	Code of Ethics of Northern Trust Investments, N.A.

(q)		Powers of Attorney